UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report June 30, 2010

# EATON VANCE BALANCED FUND

Semiannual Report June 30, 2010 EATON VANCE BALANCED FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Balanced Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Charles B. Gaffney
Portfolio Manager,
Large-Cap Core Research Portfolio
Thomas H. Luster, CFA
Co-Portfolio Manager,
Investment Grade Income Portfolio
Bernard Scozzafava, CFA
Co-Portfolio Manager,
Investment Grade Income Portfolio
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.
•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.
•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negtive across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
•	In the fixed income markets, the negative sentiment that materialized in the latter half of the period drove interest rates lower and bond prices higher. In the investment-grade bond market, every major sector posted positive returns for the six months, but the more defensive sectors, such as U.S. Treasury, Agency and mortgage-backed securities, performed best.
Management Discussion
•	The Fund[1] outperformed the S&P 500 Index (the Index) for the six months ending June 30, 2010, but trailed the average return of its Lipper peer group.[3] The “alpha,” or excess return relative to the Index, was attributable to the Fund’s allocation to the Investment Grade Income Portfolio, which posted a positive single-digit gain during the period. At period end, the Fund had invested approximately 32% of its net assets in that Portfolio.

•	The Fund’s equity allocation — 68% of net assets at period end — is invested in the Large-Cap Core Research Portfolio, a blend of both the growth and value investment styles. Results for this Portfolio lagged those of the Index for the six-month period, mostly as a result of underperforming stocks in the oil/gas and consumable fuels, health care equipment/ supplies and chemical industries. On the upside, the Portfolio’s relative performance was buoyed by its holdings in the health care providers/services, real

Total Return Performance 12/31/09 — 6/30/10
Class A2	-4.97%
Class B2	-5.48%
Class C2	-5.17%
S&P 500 Index[3]	-6.64%
Barclays Capital U.S. Aggregate Index[3]	5.33%
Lipper Mixed-Asset Target Allocation Growth Funds Average[3]	-4.24%
See page 4 for more performance information.

[1]	The Fund currently invests its assets in two separate registered investment companies: Large-Cap Core Research Portfolio and Investment Grade Income Portfolio. References to investments are to the Portfolios’ holdings.

[2]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Absent a reduction of expenses by the administrator of the Fund, the returns for certain periods would have been lower.

[3]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Lipper total return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

1

Eaton Vance Balanced Fund as of June 30, 2010
INVESTMENT UPDATE
estate investment trusts and household durables industries. Management adheres to a strategy of seeking out the stocks of financially sound, well-managed companies with attractive earnings and cash flow characteristics that offer strong capital appreciation potential.
•	The Investment Grade Income Portfolio — managed since February 1, 2010 by Thomas H. Luster and Bernard Scozzafava — produced a single-digit gain for the period. This result lagged the Barclays Capital U.S. Aggregate Index, an unmanaged, broad-based performance measure tracking only investment-grade, fixed-income securities traded in the United States. The Portfolio’s lagging performance was primarily due to its overweighting in corporate bonds, which under-performed as market sentiment turned more risk-averse, especially in the financials sector. Conversely, its investments in U.S. Treasury and Agency bonds, along with seasoned mortgage-based securities and commercial mortgage-backed securities, helped bolster the Portfolio’s overall results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Balanced Fund as of June 30, 2010
PORTFOLIO COMPOSITION
Asset Allocation*
By Fund’s pro-rated share of each Portfolio’s total investments (net of cash collateral maintained pursuant to the Fund’s securities lending program)
Fixed-Income Investments — Allocation*
By Fund’s pro-rated share of each Portfolio’s total investments
Equity Investments — Sector Weightings*
By Fund’s pro-rated share of each Portfolio’s total investments

*	Investments in Large-Cap Core Research Portfolio represented approximately 68% of the Fund’s net assets, while Investment Grade Income Portfolo represented approximately 32% of the Fund’s net assets as of 6/30/10. The Portfolios’ total investments are reduced by the Eaton Vance Cash Collateral Fund balance, which is maintained pursuant to the Fund’s securities lending program.

3

Eaton Vance Balanced Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EVIFX	EMIFX	ECIFX

Average Annual Total Returns (at net asset value)
Six Months	-4.97%	-5.48%	-5.17%
One Year	12.16	11.32	11.46
Five Years	2.74	1.94	1.99
Ten Years	2.64	1.86	1.88
Life of Fund†	9.07	5.07	4.91
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.38%	-10.19%	-6.11%
One Year	5.64	6.32	10.46
Five Years	1.53	1.59	1.99
Ten Years	2.04	1.86	1.88
Life of Fund†	8.99	5.07	4.91

†	Inception Dates — Class A: 4/1/32; Class B: 11/2/93; Class C: 11/2/93

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent a reduction of expenses by the administrator, the returns for certain periods would have been lower.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.23%	1.98%	1.98%

[2]	Source: Prospectus dated 5/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Balanced Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Balanced Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$950.30	$5.75
Class B	$1,000.00	$945.20	$9.36
Class C	$1,000.00	$948.30	$9.37

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96
Class B	$1,000.00	$1,015.20	$9.69
Class C	$1,000.00	$1,015.20	$9.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class A shares, 1.94% for Class B shares and 1.94% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance Balanced Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Investment Grade Income Portfolio, at value (identified cost, $65,718,565)	$69,206,338
Investment in Large-Cap Core Research Portfolio, at value (identified cost, $155,832,070)	148,960,974
Receivable for Fund shares sold	59,152

Total assets	$218,226,464

Liabilities

Payable for Fund shares redeemed	$454,827
Payable to affiliates:
Distribution and service fees	77,068
Administration fee	9,535
Trustees’ fees	125
Accrued expenses	101,355

Total liabilities	$642,910

Net Assets	$217,583,554

Sources of Net Assets

Paid-in capital	$245,334,803
Accumulated net realized loss from Portfolios	(24,534,378)
Accumulated undistributed net investment income	166,452
Net unrealized depreciation from Portfolios	(3,383,323)

Total	$217,583,554

Class A Shares

Net Assets	$170,330,603
Shares Outstanding	27,925,981
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.10
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$6.47

Class B Shares

Net Assets	$16,400,389
Shares Outstanding	2,687,610
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.10

Class C Shares

Net Assets	$30,852,562
Shares Outstanding	5,034,150
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolios (net of foreign taxes, $31,773)	$1,608,336
Interest allocated from Portfolios	1,470,138
Securities lending income allocated from Portfolios, net	1,374
Expenses allocated from Portfolios	(814,538)

Net investment income from Portfolios	$2,265,310

Expenses

Administration fee	$59,299
Distribution and service fees
Class A	234,870
Class B	90,347
Class C	169,132
Trustees’ fees and expenses	250
Custodian fee	21,988
Transfer and dividend disbursing agent fees	159,794
Legal and accounting services	21,260
Printing and postage	19,707
Registration fees	24,512
Miscellaneous	7,850

Total expenses	$809,009

Net investment income	$1,456,301

Realized and Unrealized Gain (Loss)

Net realized gain (loss) allocated from Portfolios —
Investment transactions	$(560,595)
Swap contracts	3,471
Foreign currency transactions	193

Net realized loss	$(556,931)

Change in unrealized appreciation (depreciation) allocated from Portfolios —
Investments	(12,251,748)
Swap contracts	4,621
Foreign currency	(549)

Net change in unrealized appreciation (depreciation)	$(12,247,676)

Net realized and unrealized loss	$(12,804,607)

Net decrease in net assets from operations	$(11,348,306)

See notes to financial statements

6

Eaton Vance Balanced Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$1,456,301	$3,234,070
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts and foreign currency transactions	(556,931)	27,680,037
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts and foreign currency	(12,247,676)	15,688,662

Net increase (decrease) in net assets from operations	$(11,348,306)	$46,602,769

Distributions to shareholders —
From net investment income
Class A	$(1,439,027)	$(2,904,692)
Class B	(70,961)	(157,157)
Class C	(130,802)	(279,756)

Total distributions to shareholders	$(1,640,790)	$(3,341,605)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,296,074	$20,239,048
Class B	1,562,337	2,871,511
Class C	3,084,172	8,436,806
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,126,160	2,244,290
Class B	57,026	126,678
Class C	107,495	223,268
Cost of shares redeemed
Class A	(24,318,871)	(46,128,990)
Class B	(1,885,525)	(5,072,184)
Class C	(5,438,227)	(12,652,289)
Net asset value of shares exchanged
Class A	1,228,305	2,384,692
Class B	(1,228,305)	(2,384,692)

Net decrease in net assets from Fund share transactions	$(17,409,359)	$(29,711,862)

Net increase (decrease) in net assets	$(30,398,455)	$13,549,302

	Six Months Ended
	June 30, 2010	Year Ended
Net Assets	(Unaudited)	December 31, 2009

At beginning of period	$247,982,009	$234,432,707

At end of period	$217,583,554	$247,982,009

Accumulated undistributed net investment income included in net assets

At end of period	$166,452	$350,941

See notes to financial statements

7

Eaton Vance Balanced Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$6.470		$5.350		$7.960	$7.600	$6.900	$6.650

Income (Loss) From Operations

Net investment income(1)	$0.045		$0.089		$0.135	$0.137	$0.123	$0.078
Net realized and unrealized gain (loss)	(0.365)		1.124		(2.479)	1.067	0.866	0.274

Total income (loss) from operations	$(0.320)		$1.213		$(2.344)	$1.204	$0.989	$0.352

Less Distributions

From net investment income	$(0.050)		$(0.093)		$(0.133)	$(0.158)	$(0.117)	$(0.102)
From net realized gain	—		—		(0.133)	(0.686)	(0.172)	—

Total distributions	$(0.050)		$(0.093)		$(0.266)	$(0.844)	$(0.289)	$(0.102)

Net asset value — End of period	$6.100		$6.470		$5.350	$7.960	$7.600	$6.900

Total Return(2)	(4.97	)%(3)	22.99%		(30.27)%	16.10%	14.47%	5.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$170,331		$194,130		$181,381	$223,779	$163,835	$150,343
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.19	%(7)	1.23%		1.14%	1.15%	1.18%	1.20%
Net investment income	1.38	%(7)	1.57%		1.96%	1.69%	1.69%	1.19%
Portfolio Turnover of the Fund(8)	1	%(3)	96%		22%	12%	7%	2%
Portfolio Turnover of Capital Growth Portfolio	—		—		293%	175%	158%	222%
Portfolio Turnover of Investment Grade Income Portfolio	31	%(3)	94%		70%	130%	93%	66%
Portfolio Turnover of Large-Cap Value Portfolio	—		56%		61%	35%	52%	72%
Portfolio Turnover of Large-Cap Core Research Portfolio	24	%(3)	10	%(9)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more Portfolios. Had such actions not been taken, the ratios would have been the same.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the period from commencement of operations, November 1, 2009, to December 31, 2009.

See notes to financial statements

8

Eaton Vance Balanced Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$6.480		$5.360		$7.960	$7.600	$6.900	$6.620

Income (Loss) From Operations

Net investment income(1)	$0.020		$0.047		$0.083	$0.076	$0.067	$0.029
Net realized and unrealized gain (loss)	(0.374)		1.122		(2.469)	1.068	0.867	0.265

Total income (loss) from operations	$(0.354)		$1.169		$(2.386)	$1.144	$0.934	$0.294

Less Distributions

From net investment income	$(0.026)		$(0.049)		$(0.081)	$(0.098)	$(0.062)	$(0.014)
From net realized gain	—		—		(0.133)	(0.686)	(0.172)	—

Total distributions	$(0.026)		$(0.049)		$(0.214)	$(0.784)	$(0.234)	$(0.014)

Net asset value — End of period	$6.100		$6.480		$5.360	$7.960	$7.600	$6.900

Total Return(2)	(5.48	)%(3)	22.01%		(30.68)%	15.24%	13.60%	4.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,400		$18,889		$20,127	$33,911	$31,414	$35,406
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.94	%(7)	1.98%		1.90%	1.90%	1.93%	1.95%
Net investment income	0.63	%(7)	0.83%		1.19%	0.94%	0.92%	0.44%
Portfolio Turnover of the Fund(8)	1	%(3)	96%		22%	12%	7%	2%
Portfolio Turnover of Capital Growth Portfolio	—		—		293%	175%	158%	222%
Portfolio Turnover of Investment Grade Income Portfolio	31	%(3)	94%		70%	130%	93%	66%
Portfolio Turnover of Large-Cap Value Portfolio	—		56%		61%	35%	52%	72%
Portfolio Turnover of Large-Cap Core Research Portfolio	24	%(3)	10	%(9)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more Portfolios. Had such actions not been taken, the ratios would have been the same.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the period from commencement of operations, November 1, 2009, to December 31, 2009.

See notes to financial statements

9

Eaton Vance Balanced Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$6.490		$5.370		$7.980	$7.620	$6.910	$6.630

Income (Loss) From Operations

Net investment income(1)	$0.020		$0.047		$0.084	$0.076	$0.069	$0.029
Net realized and unrealized gain (loss)	(0.354)		1.122		(2.480)	1.068	0.875	0.266

Total income (loss) from operations	$(0.334)		$1.169		$(2.396)	$1.144	$0.944	$0.295

Less Distributions

From net investment income	$(0.026)		$(0.049)		$(0.081)	$(0.098)	$(0.062)	$(0.015)
From net realized gain	—		—		(0.133)	(0.686)	(0.172)	—

Total distributions	$(0.026)		$(0.049)		$(0.214)	$(0.784)	$(0.234)	$(0.015)

Net asset value — End of period	$6.130		$6.490		$5.370	$7.980	$7.620	$6.910

Total Return(2)	(5.17	)%(3)	21.98%		(30.72)%	15.20%	13.73%	4.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,853		$34,963		$32,925	$29,286	$16,480	$14,069
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.94	%(7)	1.98%		1.90%	1.90%	1.93%	1.95%
Net investment income	0.63	%(7)	0.83%		1.23%	0.94%	0.95%	0.44%
Portfolio Turnover of the Fund(8)	1	%(3)	96%		22%	12%	7%	2%
Portfolio Turnover of Capital Growth Portfolio	—		—		293%	175%	158%	222%
Portfolio Turnover of Investment Grade Income Portfolio	31	%(3)	94%		70%	130%	93%	66%
Portfolio Turnover of Large-Cap Value Portfolio	—		56%		61%	35%	52%	72%
Portfolio Turnover of Large-Cap Core Research Portfolio	24	%(3)	10	%(9)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more Portfolios. Had such actions not been taken, the ratios would have been the same.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the period from commencement of operations, November 1, 2009, to December 31, 2009.

See notes to financial statements

10

Eaton Vance Balanced Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term capital growth. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two Portfolios managed by Eaton Vance Management (EVM) or its affiliates: Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investment in the Portfolios reflects the Fund’s proportionate interest in the net assets of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (49.8% and 77.1%, respectively, at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors Inc., (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

11

Eaton Vance Balanced Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $23,324,650 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail,

12

Eaton Vance Balanced Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended June 30, 2010, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios was 0.60% (annualized) of the Fund’s average daily net assets and amounted to $715,915. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is calculated at an annual rate not exceeding 0.10% of the Fund’s average daily net assets. EVM has contractually agreed to reduce its administration fee to the extent the combined adviser and administration fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007. Such contractual fee reduction cannot be terminated or decreased without Trustee and shareholder approval. For the six months ended June 30, 2010, the administration fee was 0.05% (annualized) of the Fund’s average daily net assets and amounted to $59,299. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $7,641 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,474 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $234,870 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan)

13

Eaton Vance Balanced Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $67,761 and $126,849 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $355,000 and $4,138,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $22,586 and $42,283 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $16,000 and $2,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Investment Grade Income Portfolio	$1,868,715	$—
Large-Cap Core Research Portfolio	—	21,526,917

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	1,264,095	3,582,262
Issued to shareholders electing to receive payments of distributions in Fund shares	177,327	410,890
Redemptions	(3,706,238)	(8,298,744)
Exchange from Class B shares	187,811	433,955

Net decrease	(2,077,005)	(3,871,637)

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	239,716	497,592
Issued to shareholders electing to receive payments of distributions in Fund shares	9,011	24,103
Redemptions	(289,614)	(927,033)
Exchange to Class A shares	(187,725)	(433,553)

Net decrease	(228,612)	(838,891)

14

Eaton Vance Balanced Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	468,913	1,494,383
Issued to shareholders electing to receive payments of distributions in Fund shares	16,924	42,197
Redemptions	(836,015)	(2,279,482)

Net decrease	(350,178)	(742,902)

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

15

Eaton Vance Balanced Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

16

Eaton Vance Balanced Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio, the portfolios in which Eaton Vance Balanced Fund (the “Fund”) invests (the “Portfolios”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For Investment Grade Income Portfolio, the Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser’s in-house research capabilities. For Large-Cap Core Research Portfolio, the Board noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

17

Eaton Vance Balanced Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

18

Eaton Vance Balanced Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

19

This Page Intentionally Left Blank

Investment Adviser of
Investment Grade Income Portfolio and Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Balanced Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Balanced Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

162-8/10	BALSRC

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report June 30, 2010

# EATON VANCE DIVIDEND BUILDER FUND

Semi annual Report June 30 , 2010 EATON VANCE DIVIDEND BUILDER FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Dividend Builder Fund as of June 30, 2010
INVESTMENT UPDATE
Judith A. Saryan, CFA
Co-Portfolio Manager
Charles B. Gaffney
Co-Portfolio Manager
Economic and Market Conditions
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.
•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.
•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.
Management Discussion
•	For the six months ending June 30, 2010, the Fund[1] underperformed its primary benchmark, the S&P 500 Index (the Index), as well as the Lipper Large-Cap Core Funds Classification.[2]
•	The Fund’s underperformance during the period was primarily driven by stock selection. Within the energy sector, the Fund’s overweight positions in an oil exploration and production company, an offshore driller and an energy equipment and services company influenced performance the most, as the energy sector faced significant headwinds due to the oil spill and moratorium on deepwater drilling in the Gulf of Mexico. Also detracting from the Fund’s relative performance was an overweight position in a communication equipment company that reported earnings below expectations.
•	In contrast, stock selection in the materials, industrials and financials sectors had the largest positive impact on the Fund’s performance, as stocks held by the Fund performed significantly better than those in the Index. In particular, the Fund’s ownership of a small chemical company, which was being pursued as a takeover candidate, had the largest individual
Total Return Performance 12/31/09 – 6/30/10

Class A3	-9.44%
Class B3	-9.76
Class C3	-9.76
Class I3	-9.33
S&P 500 Index[2]	-6.64
Lipper Large-Cap Core Funds Average[2]	-7.87
See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Dividend Builder Portfolio (the Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Dividend Builder Fund as of June 30, 2010
INVESTMENT UPDATE
contribution to performance. Stock picks in financials added value, as several large insurance holdings and a real estate investment trust generated gains during the period. Our selectiveness in industrial conglomerates also buoyed relative returns.

•	Management remains committed to a strategy of investing in companies that it believes may produce attractive levels of dividend income and are reasonably priced in relation to their fundamental value. We believe that continuing to focus on a research-driven investment process and risk management, as well as maintaining a commitment to a long-term investment perspective, will serve our shareholders well over the long term.
Portfolio Composition
Top 10 Holdings1
By net assets

International Business Machines Corp.	2.6%
Apple, Inc.	2.5
Prudential Financial, Inc.	2.5
Nestle SA	2.3
Wells Fargo & Co.	2.2
Analog Devices, Inc.	2.2
McDonald’s Corp.	2.1
Hewlett-Packard Co.	2.1
Colgate-Palmolive Co.	2.1
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0

[1]	Top 10 Holdings represented 22.6% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Dividend Builder Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EVTMX	EMTMX	ECTMX	EIUTX

Average Annual Total Returns (at net asset value)
Six Months	-9.44%	-9.76%	-9.76%	-9.33%
One Year	9.14	8.29	8.30	9.42
Five Years	1.84	1.10	1.10	2.11
10 Years	3.83	3.06	3.05	N.A.
Life of Fund†	10.98	6.98	6.85	2.37

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-14.61%	-14.20%	-10.64%	-9.33%
One Year	2.93	3.29	7.30	9.42
Five Years	0.65	0.79	1.10	2.11
10 Years	3.22	3.06	3.05	N.A.
Life of Fund†	10.75	6.98	6.85	2.37

†	Inception Dates – Class A: 12/18/81; Class B and Class C: 11/1/93; Class I: 6/20/05

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.19%	1.94%	1.94%	0.94%

[2]	Source: Prospectus dated 5/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Dividend Builder Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Dividend Builder Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$905.60	$5.20
Class B	$1,000.00	$902.40	$8.73
Class C	$1,000.00	$902.40	$8.73
Class I	$1,000.00	$906.70	$4.02

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51
Class B	$1,000.00	$1,015.60	$9.25
Class C	$1,000.00	$1,015.60	$9.25
Class I	$1,000.00	$1,020.60	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A shares, 1.85% for Class B shares, 1.85% for Class C shares and 0.85% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Dividend Builder Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Dividend Builder Portfolio, at value (identified cost, $1,185,777,470)	$1,242,128,492
Receivable for Fund shares sold	1,246,479

Total assets	$1,243,374,971

Liabilities

Payable for Fund shares redeemed	$3,171,360
Payable to affiliates:
Distribution and service fees	426,878
Trustees’ fees	125
Accrued expenses	524,719

Total liabilities	$4,123,082

Net Assets	$1,239,251,889

Sources of Net Assets

Paid-in capital	$1,659,487,470
Accumulated net realized loss from Portfolio	(475,686,080)
Accumulated distributions in excess of net investment income	(900,523)
Net unrealized appreciation from Portfolio	56,351,022

Total	$1,239,251,889

Class A Shares

Net Assets	$911,774,766
Shares Outstanding	107,137,906
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.51
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.03

Class B Shares

Net Assets	$75,433,241
Shares Outstanding	8,837,892
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.54

Class C Shares

Net Assets	$187,836,427
Shares Outstanding	22,002,239
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.54

Class I Shares

Net Assets	$64,207,455
Shares Outstanding	7,547,595
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $2,023,752)	$30,774,981
Interest allocated from Portfolio	14,144
Securities lending income allocated from Portfolio, net	660,945
Expenses allocated from Portfolio	(4,757,105)

Total investment income from Portfolio	$26,692,965

Expenses

Distribution and service fees
Class A	$1,317,447
Class B	432,124
Class C	1,055,267
Trustees’ fees and expenses	250
Custodian fee	15,204
Transfer and dividend disbursing agent fees	1,001,188
Legal and accounting services	17,707
Printing and postage	158,392
Registration fees	45,046
Miscellaneous	10,390

Total expenses	$4,053,015

Net investment income	$22,639,950

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$39,130,435
Foreign currency and forward foreign currency exchange contract transactions	4,240,328

Net realized gain	$43,370,763

Change in unrealized appreciation (depreciation) —
Investments	$(199,936,093)
Foreign currency and forward foreign currency exchange contracts	(115,044)

Net change in unrealized appreciation (depreciation)	$(200,051,137)

Net realized and unrealized loss	$(156,680,374)

Net decrease in net assets from operations	$(134,040,424)

See notes to financial statements

5

Eaton Vance Dividend Builder Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$22,639,950	$55,679,901
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	43,370,763	(173,723,287)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(200,051,137)	280,309,453

Net increase (decrease) in net assets from operations	$(134,040,424)	$162,266,067

Distributions to shareholders —
From net investment income
Class A	$(20,348,920)	$(44,674,420)
Class B	(1,333,810)	(3,121,142)
Class C	(3,259,821)	(7,009,028)
Class I	(1,125,452)	(1,114,774)

Total distributions to shareholders	$(26,068,003)	$(55,919,364)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$123,793,710	$290,207,544
Class B	4,880,001	14,953,079
Class C	22,951,673	54,924,264
Class I	39,881,754	45,638,811
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	17,041,132	36,477,211
Class B	1,021,353	2,242,829
Class C	2,408,929	5,038,403
Class I	664,935	796,617
Cost of shares redeemed
Class A	(223,050,446)	(436,687,137)
Class B	(9,272,119)	(23,870,663)
Class C	(32,429,278)	(67,043,001)
Class I	(17,923,305)	(14,053,917)
Net asset value of shares exchanged
Class A	3,346,872	6,968,754
Class B	(3,346,872)	(6,968,754)

Net decrease in net assets from Fund share transactions	$(70,031,661)	$(91,375,960)

Net increase (decrease) in net assets	$(230,140,088)	$14,970,743

	Six Months Ended
	June 30, 2010	Year Ended
Net Assets	(Unaudited)	December 31, 2009

At beginning of period	$1,469,391,977	$1,454,421,234

At end of period	$1,239,251,889	$1,469,391,977

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(900,523)	$2,527,530

See notes to financial statements

6

Eaton Vance Dividend Builder Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$9.590		$8.860		$14.780	$13.250	$11.480	$9.790

Income (Loss) From Operations

Net investment income(1)	$0.156		$0.358	(2)	$0.359	$0.324	$0.312	$0.252
Net realized and unrealized gain (loss)	(1.056)		0.732		(5.784)	2.643	2.863	1.708

Total income (loss) from operations	$(0.900)		$1.090		$(5.425)	$2.967	$3.175	$1.960

Less Distributions

From net investment income	$(0.180)		$(0.360)		$(0.360)	$(0.317)	$(0.357)	$(0.270)
From net realized gain	—		—		(0.135)	(1.120)	(1.048)	—

Total distributions	$(0.180)		$(0.360)		$(0.495)	$(1.437)	$(1.405)	$(0.270)

Net asset value — End of period	$8.510		$9.590		$8.860	$14.780	$13.250	$11.480

Total Return(3)	(9.44	)%(4)	12.88%		(37.56)%	22.87%	28.51%	20.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$911,775		$1,107,722		$1,130,036	$1,417,844	$1,056,803	$664,966
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.10	%(7)	1.19%		1.05%	1.04%	1.06%†	1.08%†
Net investment income	3.36	%(7)	4.24	%(2)	2.98%	2.23%	2.50%†	2.35%†
Portfolio Turnover of the Portfolio	59	%(4)	152%		148%	60%	76%	54%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.15%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

7

Eaton Vance Dividend Builder Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$9.610		$8.890		$14.800	$13.260	$11.490	$9.750

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.294	(2)	$0.273	$0.214	$0.218	$0.171
Net realized and unrealized gain (loss)	(1.048)		0.727		(5.800)	2.654	2.864	1.711

Total income (loss) from operations	$(0.926)		$1.021		$(5.527)	$2.868	$3.082	$1.882

Less Distributions

From net investment income	$(0.144)		$(0.301)		$(0.248)	$(0.208)	$(0.264)	$(0.142)
From net realized gain	—		—		(0.135)	(1.120)	(1.048)	—

Total distributions	$(0.144)		$(0.301)		$(0.383)	$(1.328)	$(1.312)	$(0.142)

Net asset value — End of period	$8.540		$9.610		$8.890	$14.800	$13.260	$11.490

Total Return(3)	(9.76	)%(4)	12.05%		(38.03)%	22.01%	27.52%	19.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75,433		$91,836		$99,684	$164,233	$135,228	$102,515
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.85	%(7)	1.94%		1.80%	1.79%	1.81%†	1.83%†
Net investment income	2.60	%(7)	3.48	%(2)	2.24%	1.47%	1.74%†	1.59%†
Portfolio Turnover of the Portfolio	59	%(4)	152%		148%	60%	76%	54%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.39%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

8

Eaton Vance Dividend Builder Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$9.610		$8.890		$14.800	$13.260	$11.500	$9.740

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.298	(2)	$0.267	$0.215	$0.215	$0.165
Net realized and unrealized gain (loss)	(1.048)		0.723		(5.794)	2.654	2.857	1.720

Total income (loss) from operations	$(0.926)		$1.021		$(5.527)	$2.869	$3.072	$1.885

Less Distributions

From net investment income	$(0.144)		$(0.301)		$(0.248)	$(0.209)	$(0.264)	$(0.125)
From net realized gain	—		—		(0.135)	(1.120)	(1.048)	—

Total distributions	$(0.144)		$(0.301)		$(0.383)	$(1.329)	$(1.312)	$(0.125)

Net asset value — End of period	$8.540		$9.610		$8.890	$14.800	$13.260	$11.500

Total Return(3)	(9.76	)%(4)	12.05%		(38.03)%	22.01%	27.41%	19.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$187,836		$218,955		$210,537	$263,148	$177,314	$122,099
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.85	%(7)	1.94%		1.80%	1.79%	1.81%†	1.83%†
Net investment income	2.62	%(7)	3.52	%(2)	2.22%	1.47%	1.72%†	1.54%†
Portfolio Turnover of the Portfolio	59	%(4)	152%		148%	60%	76%	54%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.095 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.40%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

9

Eaton Vance Dividend Builder Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2010							Period Ended
	(Unaudited)		2009		2008	2007	2006	December 31, 2005(1)

Net asset value — Beginning of period	$9.580		$8.860		$14.790	$13.250	$11.480	$10.570

Income (Loss) From Operations

Net investment income(2)	$0.179		$0.442	(3)	$0.366	$0.351	$0.341	$0.106
Net realized and unrealized gain (loss)	(1.057)		0.658		(5.764)	2.662	2.865	0.980

Total income (loss) from operations	$(0.878)		$1.100		$(5.398)	$3.013	$3.206	$1.086

Less Distributions

From net investment income	$(0.192)		$(0.380)		$(0.397)	$(0.353)	$(0.388)	$(0.176)
From net realized gain	—		—		(0.135)	(1.120)	(1.048)	—

Total distributions	$(0.192)		$(0.380)		$(0.532)	$(1.473)	$(1.436)	$(0.176)

Net asset value — End of period	$8.510		$9.580		$8.860	$14.790	$13.250	$11.480

Total Return(4)	(9.33	)%(5)	13.15%		(37.40)%	23.25%	28.83%	10.31	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64,207		$50,879		$14,164	$10,622	$7,452	$4,793
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.85	%(8)	0.94%		0.80%	0.79%	0.81%†	0.83	%(8)†
Net investment income	3.86	%(8)	5.08	%(3)	3.13%	2.42%	2.73%†	1.76	%(8)†
Portfolio Turnover of the Portfolio	59	%(5)	152%		148%	60%	76%	54	%(9)

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	For the period from the start of business, June 20, 2005, to December 31, 2005.

(2)	Computed using average shares outstanding.

(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.154 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.30%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s fiscal year ended December 31, 2005.

See notes to financial statements

10

Eaton Vance Dividend Builder Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $518,648,998 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($224,317,802) and December 31, 2017 ($294,331,196).

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the

11

Eaton Vance Dividend Builder Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $41,376 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $96,301 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $1,317,447 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $324,093 and $791,450 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2010, the

12

Eaton Vance Dividend Builder Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,990,000 and $26,737,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $108,031 and $263,817 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $18,000, $106,000 and $13,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $32,517,754 and $134,593,674, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	12,989,530	35,130,314
Issued to shareholders electing to receive payments of distributions in Fund shares	1,822,601	4,374,936
Redemptions	(23,593,863)	(52,305,530)
Exchange from Class B shares	353,803	836,061

Net decrease	(8,427,929)	(11,964,219)

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	515,502	1,796,049
Issued to shareholders electing to receive payments of distributions in Fund shares	108,967	268,222
Redemptions	(988,654)	(2,889,232)
Exchange to Class A shares	(352,682)	(833,760)

Net decrease	(716,867)	(1,658,721)

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	2,418,797	6,560,107
Issued to shareholders electing to receive payments of distributions in Fund shares	256,999	602,066
Redemptions	(3,448,222)	(8,066,097)

Net decrease	(772,426)	(903,924)

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	4,080,587	5,165,579
Issued to shareholders electing to receive payments of distributions in Fund shares	71,915	93,709
Redemptions	(1,914,766)	(1,548,419)

Net increase	2,237,736	3,710,869

13

Dividend Builder Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 3.9%

Boeing Co. (The)	200,000	$12,550,000
General Dynamics Corp.	340,000	19,910,400
United Technologies Corp.	250,000	16,227,500

		$48,687,900

Beverages — 2.5%

Diageo PLC	1,000,000	$15,707,915
PepsiCo, Inc.	250,000	15,237,500

		$30,945,415

Commercial Banks — 4.9%

PNC Financial Services Group, Inc.	425,000	$24,012,500
U.S. Bancorp	375,000	8,381,250
Wells Fargo & Co.	1,091,672	27,946,803

		$60,340,553

Computers & Peripherals — 7.2%

Apple, Inc.(1)	123,000	$30,938,190
Hewlett-Packard Co.	600,000	25,968,000
International Business Machines Corp.	260,000	32,104,800

		$89,010,990

Construction Materials — 1.0%

Lafarge SA(2)	225,000	$12,268,717

		$12,268,717

Diversified Financial Services — 2.1%

Bank of America Corp.	1,394,289	$20,035,933
Deutsche Boerse AG	100,000	6,075,345

		$26,111,278

Diversified Telecommunication Services — 0.7%

Verizon Communications, Inc.	325,000	$9,106,500

		$9,106,500

Electric Utilities — 1.1%

American Electric Power Co., Inc.	405,000	$13,081,500

		$13,081,500

Electronic Equipment, Instruments & Components — 0.9%

Corning, Inc.	700,000	$11,305,000

		$11,305,000

Energy Equipment & Services — 3.5%

Halliburton Co.	200,000	$4,910,000
Schlumberger, Ltd.(2)	325,000	17,985,500
Seadrill, Ltd.(2)	850,000	15,332,243
Technip SA	100,000	5,735,584

		$43,963,327

Food & Staples Retailing — 3.8%

Costco Wholesale Corp.(2)	150,000	$8,224,500
CVS Caremark Corp.	500,000	14,660,000
Wal-Mart Stores, Inc.	500,000	24,035,000

		$46,919,500

Food Products — 2.3%

Nestle SA	600,000	$28,931,300

		$28,931,300

Health Care Equipment & Supplies — 2.4%

Baxter International, Inc.	250,000	$10,160,000
Covidien PLC	475,000	19,085,500

		$29,245,500

Hotels, Restaurants & Leisure — 3.2%

Carnival Corp.	450,000	$13,608,000
McDonald’s Corp.	400,000	26,348,000

		$39,956,000

Household Durables — 0.9%

Electrolux AB	500,000	$11,430,405

		$11,430,405

Household Products — 2.1%

Colgate-Palmolive Co.	325,000	$25,597,000

		$25,597,000

See notes to financial statements

14

Dividend Builder Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Industrial Conglomerates — 3.3%

General Electric Co.	450,000	$6,489,000
Siemens AG	150,000	13,415,947
Tyco International, Ltd.	610,094	21,493,612

		$41,398,559

Insurance — 6.0%

Aflac, Inc.	200,000	$8,534,000
Lincoln National Corp.	650,600	15,803,074
MetLife, Inc.	500,169	18,886,381
Prudential Financial, Inc.	576,304	30,924,473

		$74,147,928

IT Services — 1.3%

MasterCard, Inc., Class A	80,000	$15,962,400

		$15,962,400

Machinery — 4.3%

Caterpillar, Inc.(2)	300,000	$18,021,000
Danaher Corp.(2)	300,000	11,136,000
PACCAR, Inc.	620,000	24,719,400

		$53,876,400

Media — 1.4%

Eutelsat Communications(2)	212,167	$7,102,839
Time Warner Cable, Inc.(2)	200,000	10,416,000

		$17,518,839

Metals & Mining — 3.3%

BHP Billiton, Ltd. ADR(2)	250,000	$15,497,500
Freeport-McMoRan Copper & Gold, Inc.	130,000	7,686,900
Goldcorp, Inc.	115,000	5,042,750
Southern Copper Corp.	500,000	13,270,000

		$41,497,150

Multi-Utilities — 3.4%

CMS Energy Corp.(2)	1,700,000	$24,905,000
National Grid PLC	490,000	3,577,474
PG&E Corp.	350,000	14,385,000

		$42,867,474

Oil, Gas & Consumable Fuels — 6.7%

Apache Corp.	250,000	$21,047,500
Chevron Corp.	240,000	16,286,400
Occidental Petroleum Corp.	269,000	20,753,350
Royal Dutch Shell PLC, Class A	1,000,000	25,236,060

		$83,323,310

Pharmaceuticals — 10.2%

Abbott Laboratories	300,000	$14,034,000
AstraZeneca PLC	225,000	10,607,810
Bristol-Myers Squibb Co.	1,000,000	24,940,000
GlaxoSmithKline PLC	600,000	10,188,515
Merck & Co., Inc.	500,000	17,485,000
Novartis AG ADR	240,000	11,596,800
Pfizer, Inc.	1,000,000	14,260,000
Roche Holding AG	75,000	10,323,122
Teva Pharmaceutical Industries, Ltd. ADR	250,000	12,997,500

		$126,432,747

Real Estate Investment Trusts (REITs) — 0.6%

Annaly Capital Management, Inc.	425,000	$7,288,750

		$7,288,750

Road & Rail — 1.2%

Union Pacific Corp.	210,000	$14,597,100

		$14,597,100

Semiconductors & Semiconductor Equipment — 7.1%

Analog Devices, Inc.	1,000,000	$27,860,000
Intel Corp.	1,300,000	25,285,000
Maxim Integrated Products, Inc.(2)	550,000	9,201,500
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,607,998	25,454,061

		$87,800,561

Software — 3.1%

Microsoft Corp.	970,000	$22,319,700
SAP AG ADR(2)	375,000	16,612,500

		$38,932,200

Specialty Retail — 0.9%

Home Depot, Inc.	400,000	$11,228,000

		$11,228,000

See notes to financial statements

15

Dividend Builder Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Tobacco — 1.0%

British American Tobacco PLC	400,000	$12,694,321

		$12,694,321

Wireless Telecommunication Services — 2.6%

Millicom International Cellular SA	150,000	$12,160,500
Vodafone Group PLC ADR(2)	990,000	20,463,300

		$32,623,800

Total Common Stocks
(identified cost $1,172,638,701)		$1,229,090,424

Short-Term Investments — 9.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.25%(3)(4)	$102,726	$102,725,636
Eaton Vance Cash Reserves Fund, LLC, 0.25%(3)(5)	12,199	12,198,555

Total Short-Term Investments
(identified cost $114,924,191)		$114,924,191

Total Investments — 108.2%
(identified cost $1,287,562,892)		$1,344,014,615

Other Assets, Less Liabilities — (8.2)%		$(101,886,070)

Net Assets — 100.0%		$1,242,128,545

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2010.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)	Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 was $10,283 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	81.6%	$1,014,694,327
United Kingdom	6.3	78,012,095
Switzerland	3.2	39,254,422
France	2.0	25,107,140
Germany	1.6	19,491,292
Bermuda	1.2	15,332,243
Panama	1.1	13,608,000
Luxembourg	1.0	12,160,500
Sweden	0.9	11,430,405

Long-Term Investments	98.9%	$1,229,090,424

Short-Term Investments		$114,924,191

Total Investments		$1,344,014,615

See notes to financial statements

16

Dividend Builder Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value including $98,772,854 of securities on loan (identified cost, $1,172,638,701)	$1,229,090,424
Affiliated investments, at value (identified cost, $114,924,191)	114,924,191
Dividends and interest receivable	3,555,596
Receivable for investments sold	13,391,038
Receivable for open forward foreign currency exchange contracts	21,316
Securities lending income receivable	16,063
Tax reclaims receivable	1,127,842

Total assets	$1,362,126,470

Liabilities

Collateral for securities loaned	$102,725,636
Payable for investments purchased	16,273,574
Payable for open forward foreign currency exchange contracts	98,139
Payable to affiliates:
Investment adviser fee	688,395
Trustees’ fees	12,625
Accrued expenses	199,556

Total liabilities	$119,997,925

Net Assets applicable to investors’ interest in Portfolio	$1,242,128,545

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,185,777,521
Net unrealized appreciation	56,351,024

Total	$1,242,128,545

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $2,023,752)	$30,774,982
Securities lending income, net	660,945
Interest allocated from affiliated investments	14,144
Expenses allocated from affiliated investments	(3,861)

Total investment income	$31,446,210

Expenses

Investment adviser fee	$4,449,296
Trustees’ fees and expenses	24,741
Custodian fee	215,243
Legal and accounting services	34,457
Miscellaneous	29,560

Total expenses	$4,753,297

Deduct —
Reduction of custodian fee	$53

Total expense reductions	$53

Net expenses	$4,753,244

Net investment income	$26,692,966

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$39,126,340
Investment transactions allocated from affiliated investments	4,096
Foreign currency and forward foreign currency exchange contract transactions	4,240,328

Net realized gain	$43,370,764

Change in unrealized appreciation (depreciation) —
Investments	$(199,936,100)
Foreign currency and forward foreign currency exchange contracts	(115,044)

Net change in unrealized appreciation (depreciation)	$(200,051,144)

Net realized and unrealized loss	$(156,680,380)

Net decrease in net assets from operations	$(129,987,414)

See notes to financial statements

17

Dividend Builder Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$26,692,966	$64,774,965
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	43,370,764	(174,767,347)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(200,051,144)	281,096,053

Net increase (decrease) in net assets from operations	$(129,987,414)	$171,103,671

Capital transactions —
Contributions	$32,517,754	$195,135,185
Withdrawals	(134,593,674)	(354,046,488)

Net decrease in net assets from capital transactions	$(102,075,920)	$(158,911,303)

Net increase (decrease) in net assets	$(232,063,334)	$12,192,368

Net Assets

At beginning of period	$1,474,191,879	$1,461,999,511

At end of period	$1,242,128,545	$1,474,191,879

See notes to financial statements

18

Dividend Builder Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.68%		0.66%	0.67%	0.68%†	0.70%†
Net investment income	3.79	%(2)	4.76	%(3)	3.37%	2.59%	2.87%	2.72%
Portfolio Turnover	59	%(4)	152%		148%	60%	76%	54%

Total Return	(9.25	)%(4)	13.45%		(37.31)%	23.32%	28.97%	20.68%

Net assets, end of period (000’s omitted)	$1,242,129		$1,474,192		$1,462,000	$1,849,307	$1,377,139	$894,613

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 1.10% of average daily net assets.

(4)	Not annualized.

See notes to financial statements

19

Dividend Builder Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Dividend Builder Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as

20

Dividend Builder Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all

21

Dividend Builder Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $4,451,357 of which $2,061 was allocated from Cash Management Portfolio and $4,449,296 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.63% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $813,799,261 and $881,420,943, respectively, for the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,288,413,586

Gross unrealized appreciation	$102,607,273
Gross unrealized depreciation	(47,006,244)

Net unrealized appreciation	$55,601,029

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

7/6/10	Euro 23,015,115	United States Dollar 28,308,591	$21,316
7/6/10	Euro 21,570,470	United States Dollar 26,505,794	(5,907)
7/6/10	Euro 20,210,276	United States Dollar 24,825,899	(14,023)
7/6/10	Euro 20,080,954	United States Dollar 24,657,001	(23,973)
7/6/10	Euro 26,798,833	United States Dollar 32,883,508	(54,236)

			$(76,823)

At June 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio may hold foreign currency denominated investments, the value of these investments

22

Dividend Builder Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

The forward foreign currency exchange contracts in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $21,316, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at June 30, 2010 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$21,316	$(98,139)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended June 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$1,238,535	$(76,823)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2010, which is indicative of the volume of this derivative type, was approximately $19,597,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the

23

Dividend Builder Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $602,155 for the six months ended June 30, 2010. At June 30, 2010, the value of the securities loaned and the value of the collateral received amounted to $98,772,854 and $102,725,636, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$61,600,000	$18,533,244	$—	$80,133,244
Consumer Staples	87,754,000	57,333,536	—	145,087,536
Energy	80,982,750	46,303,887	—	127,286,637
Financials	161,813,164	6,075,345	—	167,888,509
Health Care	124,558,800	31,119,447	—	155,678,247
Industrials	145,144,012	13,415,947	—	158,559,959
Information Technology	243,011,151	—	—	243,011,151
Materials	41,497,150	12,268,717	—	53,765,867
Telecommunication Services	41,730,300	—	—	41,730,300
Utilities	52,371,500	3,577,474	—	55,948,974

Total Common Stocks	$1,040,462,827	$188,627,597 *	$—	$1,229,090,424

Short-Term Investments	$—	$114,924,191	$—	$114,924,191

Total Investments	$1,040,462,827	$303,551,788	$—	$1,344,014,615

Forward Foreign Currency Exchange Contracts	$—	$21,316	$—	$21,316

Total	$1,040,462,827	$303,573,104	$—	$1,344,035,931

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(98,139)	$—	$(98,139)

Total	$—	$(98,139)	$—	$(98,139)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

24

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

26

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance Dividend Builder Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Eaton Vance Dividend Builder Fund

OFFICERS AND TRUSTEES CONT’D

Dividend Builder Portfolio

Officers
Duncan W. Richardson
President

Charles B. Gaffney
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

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Investment Adviser of Dividend Builder Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Builder Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

159-8/10	UTSRC

EATON VANCE EMERGING MARKETS FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Emerging Markets Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines.

•	As a result, international stock markets shifted gears in mid-April, ending the first half of 2010 in negative territory. Europe suffered the worst downturn, with the FTSE Eurotop 100 losing more than 18% for the six-month period, amid ongoing sovereign debt concerns in Greece, Spain and Romania, credit-rating fears in more developed nations and the looming threat of inflation. Asian-Pacific markets, led by first-quarter strength in Japan, fared somewhat better, although markets in this region still posted negative returns overall, thanks in part to the ripple effect of the European markets and ongoing tension between North and South Korea. Emerging markets as a whole, as measured by the MSCI Emerging Markets Index, out-performed the FTSE Eurotop 100 Index but lost more than 6% for the period. Sri Lanka was one of the few to post solid gains, while Thailand, Peru, Colombia and Chile also eked out positive returns.
Management Discussion
•	Against a background of volatile emerging market performance, the Fund[1] underperformed its benchmark, the MSCI Emerging Markets Index (the Index), as well as its Lipper peer group.[2] Over the course of the period, the Fund added to its positions in Asian financial companies and infrastructure, due to what management considered to be the sustainable nature of their earnings growth, and to Asian information technology (IT) companies on attractive valuations following the earlier correction in earnings estimates. Management also reduced the Fund’s exposure to Latin American financials and commodity stocks.
•	On a sector level, Fund returns were hampered most by the IT sector, due to a relative overweighting in an electronic equipment company that performed poorly. In the consumer discretionary sector, negative stock selection in multiline retail and household durables was also a negative factor. In telecommunication services, lack of exposure to a strong-performing Chinese telecom company further detracted from relative returns.

•	In contrast, the Fund had positive contributions from an underweighting in the beleaguered energy sector. Among industrials, the Fund’s overweighting versus the Index in an Indonesian heavy equipment distributor boosted relative performance. Stock selection in the insurance industry further aided returns in the financials sector.

•	The Fund’s investments remained diversified across the spectrum of emerging market regions and industries. As of June 30, 2010, its largest regional weightings were in Asia and Latin America, and its largest country weighting at the end of the period was Brazil, followed by China, South Korea and India.

Total Return Performance
12/31/09 – 6/30/10

Class A3	-8.05%
Class B3	-8.27
MSCI Emerging Markets Index[2]	-6.17
Lipper Emerging Markets Funds Average[2]	-5.85

See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Emerging Markets Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, the returns would be lower. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement or the purchase.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Emerging Markets Fund as of June 30, 2010
INVESTMENT UPDATE
•	Effective July 1, 2010, Hon. Robert Lloyd George and Irina Chistyakova are the co-portfolio managers of the Fund. Hon. Robert Lloyd George is Chairman of Lloyd George Investment Management (Lloyd George) and has been employed by Lloyd George for more than five years, having founded the company in 1991. Ms. Chistyakova has been a Portfolio Manager at Lloyd George since December 2007.

•	At a special meeting of shareholders of the Fund on August 13, 2010, shareholders approved the reorganization of the Fund into Eaton Vance Structured Emerging Markets Fund. The reorganization is expected to be completed on or about September 24, 2010.

Top 10 Common Stock Holdings[1]
By net assets

Samsung Electronics Co., Ltd.	4.5%
Hyundai Motor Co.	4.3
Hon Hai Precision Industry Co., Ltd.	3.7
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4
CNOOC, Ltd.	3.2
Petroleo Brasileiro SA	3.1
China Taiping Insurance Holdings Co., Ltd.	3.1
Vale SA ADR	3.0
Sberbank of Russian Federation GDR	2.9
Industrial & Commercial Bank of China, Ltd., Class H	2.6

[1]	Top 10 Common Stock Holdings represented 33.8% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.
Portfolio Composition
Regional Weightings - Long-Term Investments2
By net assets
Common Stock Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Emerging Markets Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B
Share Class Symbol	ETEMX	EMEMX

Average Annual Total Returns (at net asset value)

Six Months	-8.05%	-8.27%
One Year	16.51	15.93
Five Years	4.58	4.06
Ten Years	7.08	6.52
Life of Fund†	7.07	6.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-13.33%	-12.86%
One Year	9.80	10.93
Five Years	3.35	3.79
Ten Years	6.45	6.52
Life of Fund†	6.67	6.48

†	Inception dates: Class A: 12/8/94; Class B: 11/30/94

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses[2]	Class A	Class B

Gross Expense Ratio	2.68%	3.18%
Net Expense Ratio	2.53	3.03

[2]	Source: Prospectus dated 5/1/10. Net Expense Ratio reflects contractual expense reductions, one (0.10%) of which continues through April 30, 2011 and may be changed or terminated at any time thereafter and another (0.05%) which may not be terminated without shareholder approval. Without these reductions performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Emerging Markets Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$919.50	$11.71	**
Class B	$1,000.00	$917.30	$14.07	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,012.60	$12.28	**
Class B	$1,000.00	$1,010.10	$14.75	**

*	Expenses are equal to the Fund’s annualized expense ratio of 2.46% for Class A shares and 2.96% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent a waiver of expenses by affiliates, expenses would be higher.

4

Eaton Vance Emerging Markets Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Emerging Markets Portfolio, at value (identified cost, $41,413,172)	$49,609,787
Receivable for Fund shares sold	10,647
Receivable from affiliates	6,243

Total assets	$49,626,677

Liabilities

Payable for Fund shares redeemed	$256,040
Payable to affiliates:
Management fee	10,404
Distribution and service fees	24,961
Trustees’ fees	125
Accrued expenses	45,977

Total liabilities	$337,507

Net Assets	$49,289,170

Sources of Net Assets

Paid-in capital	$56,258,824
Accumulated net realized loss from Portfolio	(14,906,368)
Accumulated net investment loss	(259,901)
Net unrealized appreciation from Portfolio	8,196,615

Total	$49,289,170

Class A Shares

Net Assets	$39,531,635
Shares Outstanding	2,276,755
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.36
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.42

Class B Shares

Net Assets	$9,757,535
Shares Outstanding	606,880
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $52,277)	$518,117
Interest allocated from Portfolio	9
Expenses allocated from Portfolio	(383,745)

Total investment income from Portfolio	$134,381

Expenses

Management fee	$70,368
Distribution and service fees
Class A	112,495
Class B	56,480
Trustees’ fees and expenses	250
Custodian fee	4,405
Transfer and dividend disbursing agent fees	71,303
Legal and accounting services	8,440
Printing and postage	35,961
Registration fees	16,989
Miscellaneous	2,752

Total expenses	$379,443

Deduct —
Reduction and reimbursement of expenses by affiliates	$42,221

Total expense reductions	$42,221

Net expenses	$337,222

Net investment loss	$(202,841)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$1,614,532
Foreign currency transactions	(18,504)

Net realized gain	$1,596,028

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $1,161)	$(6,121,368)
Foreign currency	(10,474)

Net change in unrealized appreciation (depreciation)	$(6,131,842)

Net realized and unrealized loss	$(4,535,814)

Net decrease in net assets from operations	$(4,738,655)

See notes to financial statements

5

Eaton Vance Emerging Markets Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment loss	$(202,841)	$(47,435)
Net realized gain (loss) from investment and foreign currency transactions	1,596,028	(3,543,344)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(6,131,842)	28,952,739

Net increase (decrease) in net assets from operations	$(4,738,655)	$25,361,960

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,684,980	$10,290,839
Class B	502,778	2,430,642
Cost of shares redeemed
Class A	(10,336,980)	(16,011,433)
Class B	(1,648,981)	(2,430,715)
Net asset value of shares exchanged
Class A	636,071	818,656
Class B	(636,071)	(818,656)
Redemption fees	2,734	3,659

Net decrease in net assets from Fund share transactions	$(7,795,469)	$(5,717,008)

Net increase (decrease) in net assets	$(12,534,124)	$19,644,952

Net Assets

At beginning of period	$61,823,294	$42,178,342

At end of period	$49,289,170	$61,823,294

Accumulated net investment loss included in net assets

At end of period	$(259,901)	$(57,060)

See notes to financial statements

6

Eaton Vance Emerging Markets Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$18.880		$11.370		$30.090	$28.540	$23.960	$20.040

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.056)		$0.002		$(0.002)	$0.171	$0.231	$0.117
Net realized and unrealized gain (loss)	(1.465)		7.507		(15.951)	6.617	5.909	5.880

Total income (loss) from operations	$(1.521)		$7.509		$(15.953)	$6.788	$6.140	$5.997

Less Distributions

From net investment income	$—		$—		$—	$(0.052)	$(0.148)	$(0.127)
From net realized gain	—		—		(2.768)	(5.188)	(1.414)	(1.951)

Total distributions	$—		$—		$(2.768)	$(5.240)	$(1.562)	$(2.078)

Redemption fees(1)	$0.001		$0.001		$0.001	$0.002	$0.002	$0.001

Net asset value — End of period	$17.360		$18.880		$11.370	$30.090	$28.540	$23.960

Total Return(2)	(8.05	)%(3)	66.05%		(57.87)%	24.29%	25.68%	30.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,532		$49,305		$33,791	$144,419	$148,614	$91,770
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.46	%(6)	2.56	%(7)	2.37%	2.23%	2.30%	2.41	%(7)
Net investment income (loss)	(0.62	)%(6)	0.01%		(0.01)%	0.55%	0.88%	0.53%
Portfolio Turnover of the Portfolio	10	%(3)	75%		114%	68%	35%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% of average daily net assets for the six months ended June 30, 2010 and the year ended December 31, 2009). The investment adviser to the Portfolio voluntarily waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2005). Absent this waiver and/or subsidy, total return would be lower.

See notes to financial statements

7

Eaton Vance Emerging Markets Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$17.530		$10.600		$28.410	$27.320	$22.990	$19.290

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.095)		$(0.071)		$(0.103)	$0.009	$0.149	$0.027
Net realized and unrealized gain (loss)	(1.356)		7.000		(14.940)	6.319	5.594	5.635

Total income (loss) from operations	$(1.451)		$6.929		$(15.043)	$6.328	$5.743	$5.662

Less Distributions

From net investment income	$—		$—		$—	$(0.052)	$(0.001)	$(0.012)
From net realized gain	—		—		(2.768)	(5.188)	(1.414)	(1.951)

Total distributions	$—		$—		$(2.768)	$(5.240)	$(1.415)	$(1.963)

Redemption fees(1)	$0.001		$0.001		$0.001	$0.002	$0.002	$0.001

Net asset value — End of period	$16.080		$17.530		$10.600	$28.410	$27.320	$22.990

Total Return(2)	(8.27	)%(3)	65.22%		(58.07)%	23.68%	25.03%	29.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,758		$12,518		$8,388	$33,870	$31,078	$26,283
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.96	%(6)	3.06	%(7)	2.87%	2.73%	2.80%	2.91	%(7)
Net investment income (loss)	(1.12	)%(6)	(0.52)%		(0.51)%	0.03%	0.59%	0.13%
Portfolio Turnover of the Portfolio	10	%(3)	75%		114%	68%	35%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% of average daily net assets for the six months ended June 30, 2010 and the year ended December 31, 2009). The investment adviser to the Portfolio voluntarily waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2005). Absent this waiver and/or subsidy, total return would be lower.

See notes to financial statements

8

Eaton Vance Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). After the close of business on April 30, 2010 and in connection with the proposed reorganization (see Note 8), the Fund was closed to new investors, with limited exceptions. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $16,539,151 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($3,955,777) and December 31, 2017 ($12,583,374).

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be

9

Eaton Vance Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any).

Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2010, the management fee was equivalent to 0.25% (annualized) of the Fund’s average daily net assets and amounted to $70,368. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, Lloyd George and EVM agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. In addition, effective April 27, 2009, Lloyd George and EVM have agreed to further reduce the Fund’s total operating expenses by an additional 0.10% annually of the Fund’s average daily net assets through April 30, 2011. Thereafter, this expense reduction may be changed or terminated at any time. Such additional reduction is also shared equally by EVM and Lloyd George. Pursuant to these agreements, EVM and Lloyd George were allocated $42,221 in total of the Fund’s operating expenses for the six months ended June 30, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $3,649 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,262 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

10

Eaton Vance Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Distribution Plans

The Fund has in effect distribution plans for Class A shares (Class A Plan) and Class B shares (Class B Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for one year or less and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class B, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class B and by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% per annum of the Fund’s average daily net assets attributable to Class B shares and are made from Lloyd George’s own resources, not Fund assets. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $72,059 and $42,360 for Class A and Class B shares, respectively, representing 0.32% and 0.75% (annualized) of the average daily net assets for Class A and Class B shares, respectively. At June 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plan was approximately $32,000.

The Class A Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan authorizes the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $40,436 and $14,120 for Class A and Class B shares, respectively, representing 0.18% and 0.25% (annualized) of the average daily net assets for Class A and Class B shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B Plan. CDSCs received on Class B redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $2,000 and $16,000 of CDSCs paid by Class A and Class B shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $928,090 and $9,098,137, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	198,936	696,588
Redemptions	(568,306)	(1,114,835)
Exchange from Class B shares	34,985	57,108

Net decrease	(334,385)	(361,139)

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	28,795	168,705
Redemptions	(98,318)	(184,177)
Exchange to Class A shares	(37,727)	(61,356)

Net decrease	(107,250)	(76,828)

11

Eaton Vance Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

For the six months ended June 30, 2010 and year ended December 31, 2009, the Fund received $2,734 and $3,659, respectively, in redemption fees.

8   Plan of Reorganization

In April 2010, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Eaton Vance Structured Emerging Markets Fund would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for Class A shares of Eaton Vance Structured Emerging Markets Fund. The proposed reorganization was approved by the shareholders of the Fund on August 13, 2010. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than September 24, 2010.

12

Emerging Markets Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value

Automobiles — 4.3%

Hyundai Motor Co.	18,220	$2,131,899

		$2,131,899

Beverages — 2.6%

Cia de Bebidas das Americas, PFC Shares	12,850	$1,280,800

		$1,280,800

Chemicals — 1.9%

OCI Co., Ltd.	4,580	$923,113

		$923,113

Commercial Banks — 15.7%

Banco do Brasil SA	51,950	$709,456
China Construction Bank, Class H	1,364,000	1,098,037
Credicorp, Ltd.	9,414	855,639
Industrial & Commercial Bank of China, Ltd., Class H	1,765,000	1,285,141
Itau Unibanco Holding SA, PFC Shares	47,080	847,701
Kasikornbank PCL(1)	241,900	703,300
Sberbank of Russian Federation GDR(2)	5,800	1,446,463
Standard Chartered PLC	34,086	842,869

		$7,788,606

Computers & Peripherals — 1.3%

Wistron Corp.	435,000	$637,423

		$637,423

Construction & Engineering — 1.3%

Empresas ICA SAB de CV(3)	265,800	$627,658

		$627,658

Diversified Financial Services — 1.1%

BM&F Bovespa SA	89,400	$574,537

		$574,537

Electric Utilities — 2.3%

Cia Energetica de Minas Gerais, PFC Shares	80,438	$1,165,794

		$1,165,794

Electronic Equipment, Instruments & Components — 3.7%

Hon Hai Precision Industry Co., Ltd.(3)	529,402	$1,855,645

		$1,855,645

Energy Equipment & Services — 1.4%

Tenaris SA ADR	19,700	$681,817

		$681,817

Food & Staples Retailing — 1.0%

X5 Retail Group NV GDR(2)(3)	14,300	$479,895

		$479,895

Food Products — 1.5%

Kuala Lumpur Kepong Bhd	144,000	$727,512

		$727,512

Gas Utilities — 1.9%

Perusahaan Gas Negara PT	2,178,000	$923,298

		$923,298

Health Care Equipment & Supplies — 1.1%

Mindray Medical International, Ltd. ADR	16,900	$530,998

		$530,998

Household Durables — 1.0%

Desarrolladora Homex SAB de CV(3)	117,850	$495,254

		$495,254

Industrial Conglomerates — 2.7%

Beijing Enterprises Holdings, Ltd.	151,500	$981,566
NWS Holdings, Ltd.	192,000	343,596

		$1,325,162

Insurance — 5.4%

China Taiping Insurance Holdings Co., Ltd.(3)	472,400	$1,532,473
Samsung Fire & Marine Insurance Co., Ltd.	7,180	1,139,727

		$2,672,200

See notes to financial statements

13

Emerging Markets Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Machinery — 3.0%

United Tractors Tbk PT	456,583	$935,833
Weg SA	58,500	541,247

		$1,477,080

Media — 2.0%

Grupo Televisa SA ADR	20,700	$360,387
Naspers, Ltd., Class N	18,750	631,415

		$991,802

Metals & Mining — 9.0%

Cia de Minas Buenaventura SA ADR	17,300	$665,012
Grupo Mexico SAB de CV, Series B	228,200	541,693
Impala Platinum Holdings, Ltd.	33,150	771,535
POSCO	2,720	1,030,637
Vale SA ADR	60,500	1,473,175

		$4,482,052

Oil, Gas & Consumable Fuels — 10.6%

CNOOC, Ltd.	947,000	$1,604,782
Petroleo Brasileiro SA	90,400	1,552,576
PTT Exploration & Production PCL(1)	224,000	981,684
Rosneft Oil Co. GDR(2)(3)	185,708	1,147,676

		$5,286,718

Pharmaceuticals — 2.0%

Teva Pharmaceutical Industries, Ltd. ADR	19,600	$1,019,004

		$1,019,004

Semiconductors & Semiconductor Equipment — 7.8%

Samsung Electronics Co., Ltd.	3,520	$2,207,793
Taiwan Semiconductor Manufacturing Co., Ltd.	893,148	1,669,332

		$3,877,125

Textiles, Apparel & Luxury Goods — 1.1%

China Dongxiang (Group) Co., Ltd.	853,000	$564,219

		$564,219

Transportation Infrastructure — 1.0%

China Merchants Holdings (International) Co., Ltd.	156,000	$513,011

		$513,011

Wireless Telecommunication Services — 2.8%

America Movil SAB de CV, Series L	352,700	$834,499
Philippine Long Distance Telephone Co. ADR	10,500	535,185

		$1,369,684

Total Common Stocks
(identified cost $37,428,187)		$44,402,306

Warrants — 10.0%

Security	Shares	Value

Commercial Banks — 1.9%

ICICI Bank, Ltd., Exp. 10/24/12(3)(4)	49,675	$917,696

		$917,696

Construction & Engineering — 2.0%

Larsen & Toubro, Ltd., Exp. 1/24/17(3)(4)	26,010	$1,012,934

		$1,012,934

IT Services — 2.6%

Infosys Technologies, Ltd., Exp. 6/30/11(3)	21,380	$1,284,724

		$1,284,724

Oil, Gas & Consumable Fuels — 1.3%

Reliance Industries, Ltd., Exp. 11/7/16(3)(4)	27,460	$644,291

		$644,291

Thrifts & Mortgage Finance — 2.2%

Housing Development Finance Corporation Ltd., Exp. 5/4/12(3)	17,535	$1,111,368

		$1,111,368

Total Warrants
(identified cost $3,693,582)		$4,971,013

See notes to financial statements

14

Emerging Markets Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 0.4%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$177	$176,620

Total Short-Term Investments
(identified cost $176,620)		$176,620

Total Investments — 99.9%
(identified cost $41,298,389)		$49,549,939

Other Assets, Less Liabilities — 0.1%		$60,110

Net Assets — 100.0%		$49,610,049

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Ltd.

PFC Shares - Preference Shares

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Non-income producing security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $2,574,921 or 5.2% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

Brazil	16.4%	$8,145,286
China	16.3	8,110,227
South Korea	15.0	7,433,169
India	10.0	4,971,013
Taiwan	8.4	4,162,400
Russia	6.2	3,074,034
Mexico	5.8	2,859,491
Indonesia	3.7	1,859,131
Thailand	3.4	1,684,984
Peru	3.1	1,520,651
South Africa	2.8	1,402,950
Israel	2.0	1,019,004
United Kingdom	1.7	842,869
Malaysia	1.5	727,512
Argentina	1.4	681,817
Philippines	1.1	535,185
Hong Kong	0.7	343,596
United States	0.4	176,620

Total Investments	99.9%	$49,549,939

See notes to financial statements

15

Emerging Markets Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investments, at value (identified cost, $41,298,389)	$49,549,939
Foreign currency, at value (identified cost, $77,002)	76,800
Dividends receivable	104,549

Total assets	$49,731,288

Liabilities

Payable to affiliates:
Investment adviser fee	$31,730
Administration fee	10,432
Trustees’ fees	645
Accrued foreign capital gains taxes	11,233
Accrued expenses	67,199

Total liabilities	$121,239

Net Assets applicable to investors’ interest in Portfolio	$49,610,049

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$41,370,867
Net unrealized appreciation	8,239,182

Total	$49,610,049

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $52,277)	$518,119
Interest	9

Total investment income	$518,128

Expenses

Investment adviser fee	$213,286
Administration fee	70,531
Trustees’ fees and expenses	1,283
Custodian fee	74,547
Legal and accounting services	18,922
Miscellaneous	5,177

Total expenses	$383,746

Net investment income	$134,382

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,614,540
Foreign currency transactions	(18,504)

Net realized gain	$1,596,036

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $1,161)	$(6,121,399)
Foreign currency	(10,474)

Net change in unrealized appreciation (depreciation)	$(6,131,873)

Net realized and unrealized loss	$(4,535,837)

Net decrease in net assets from operations	$(4,401,455)

See notes to financial statements

16

Emerging Markets Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$134,382	$592,507
Net realized gain (loss) from investment and foreign currency transactions	1,596,036	(3,543,358)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(6,131,873)	28,952,866

Net increase (decrease) in net assets from operations	$(4,401,455)	$26,002,015

Capital transactions —
Contributions	$928,090	$6,993,900
Withdrawals	(9,098,137)	(13,228,071)

Net decrease in net assets from capital transactions	$(8,170,047)	$(6,234,171)

Net increase (decrease) in net assets	$(12,571,502)	$19,767,844

Net Assets

At beginning of period	$62,181,551	$42,413,707

At end of period	$49,610,049	$62,181,551

See notes to financial statements

17

Emerging Markets Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.36	%(2)	1.39%	1.33%	1.31%	1.32%	1.38	%(3)
Net investment income	0.48	%(2)	1.17%	1.03%	1.45%	1.89%	1.59%
Portfolio Turnover	10	%(4)	75%	114%	68%	35%	32%

Total Return	(7.54	)%(4)	67.93%	(57.39)%	25.41%	26.86%	31.60%

Net assets, end of period (000’s omitted)	$49,610		$62,182	$42,414	$178,551	$177,728	$117,679

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser voluntarily waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the year ended December 31, 2005.

(4)	Not annualized.

See notes to financial statements

18

Emerging Markets Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Emerging Markets Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Emerging Markets Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s

19

Emerging Markets Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Effective October 20, 2009, the Portfolio is subject to a two percent transaction tax on foreign currency inflows for new investments in publicly-held companies in Brazil. Such tax is included in net realized gain (loss) on foreign currency.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2010, the investment adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $213,286. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million. On

20

Emerging Markets Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2010, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $70,531.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,558,911 and $13,476,321, respectively, for the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,432,133

Gross unrealized appreciation	$10,482,553
Gross unrealized depreciation	(2,364,747)

Net unrealized appreciation	$8,117,806

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

21

Emerging Markets Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$855,641	$3,327,534		$—	$4,183,175
Consumer Staples	1,280,800	1,207,407		—	2,488,207
Energy	4,363,753	1,604,782		—	5,968,535
Financials	2,987,333	8,048,010		—	11,035,343
Health Care	1,550,002	—		—	1,550,002
Industrials	1,168,904	2,774,006		—	3,942,910
Information Technology	—	6,370,192		—	6,370,192
Materials	2,679,880	2,725,286		—	5,405,166
Telecommunication Services	1,369,684	—		—	1,369,684
Utilities	1,165,794	923,298		—	2,089,092

Total Common Stocks	$17,421,791	$26,980,515	*	$—	$44,402,306

Warrants
Energy	$—	$644,291		$—	$644,291
Financials	—	2,029,064		—	2,029,064
Industrials	—	1,012,934		—	1,012,934
Information Technology	—	1,284,724		—	1,284,724

Total Warrants	$—	$4,971,013		$—	$4,971,013

Short-Term Investments	$—	$176,620		$—	$176,620

Total Investments	$17,421,791	$32,128,148		$—	$49,549,939

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

8   Plan of Reorganization

In April 2010, the Trustees of Eaton Vance Emerging Markets Fund (the Fund) approved an Agreement and Plan of Reorganization (the Agreement) whereby the Eaton Vance Structured Emerging Markets Fund would acquire all the assets and assume all the liabilities of the Fund in exchange for Class A shares of Eaton Vance Structured Emerging Markets Fund. In conjunction with the reorganization, the Fund would receive its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. The Portfolio would be dissolved upon consummation of the proposed reorganization. The shareholders of the Fund approved the proposed reorganization on August 13, 2010. Subject to the satisfaction of the conditions of the Agreement, the transactions are expected to occur no later than September 24, 2010.

22

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Emerging Markets Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Emerging Markets Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM” or the “Administrator”) and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and its affiliates to requests in recent years from the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board noted that actions have been taken by the Adviser in recent years to improve Fund performance and further noted that, in response to inquiries from the Contract Review Committee regarding the longer-term prospects of the Fund, management had proposed to merge the Fund with another fund within the Eaton Vance family of funds. In light of the foregoing, the Board concluded that additional time is required to evaluate the effectiveness of such action.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board also considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed upon amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and Administrator, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

25

Eaton Vance Emerging Markets Fund

OFFICERS AND TRUSTEES

Eaton Vance Emerging Markets Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

Eaton Vance Emerging Markets Fund

OFFICERS AND TRUSTEES CONT’D

Emerging Markets Portfolio

Officers Hon. Robert Lloyd George President William Walter Raleigh Kerr Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

27

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Portfolio
Lloyd George Investment Management
(Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Emerging Markets Fund
and Administrator of Emerging Markets Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Emerging Markets Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

132-8/10	EMSRC

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Duncan W. Richardson, CFA
Portfolio Manager
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.

•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.
Management Discussion
•	Against this backdrop, the Fund[1] underperformed its benchmark, the Russell 3000 Index (the Index), for the six months ending June 30, 2010, as well as the average return of funds within its peer group — the Lipper Multi-Cap Core Classification.[2]

•	The Fund’s performance is a function of the performance of the seven underlying Portfolios in which it invests, as well as its allocation among these Portfolios. The Fund’s overweighting versus the Index in smid-cap stocks over large-caps was beneficial to the Fund’s relative performance, but its emphasis of growth stocks detracted.

•	Relative to the Index, which has no exposure to international stocks, the Fund’s performance was negatively impacted by exposure to its underlying international equity portfolio. International stocks, as measured by the MSCI Europe, Australasia and Far East Index, significantly underperformed their U.S. counterparts, as measured by the S&P 500 Index, for the six-month period. Although the Fund’s allocation was pared back over the period, its continued sizeable weighting in international stocks detracted from performance.

Total Return Performance
12/31/09 – 6/30/10

Class A3	-9.01%
Class C3	-9.39
Class I3	-8.87
Russell 3000 Index[2]	-6.05
Lipper Multi-Cap Core Funds Average[2]	-6.15
See page 3 for more performance information.

[1]	The Fund currently invests all of its investable assets in seven equity portfolios managed by Eaton Vance Management or its affiliates.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010
INVESTMENT UPDATE
•	Relative to the Fund’s target allocations as of December 31, 2009, management made several changes to the Fund’s target allocations. The new targets reflected an increase of approximately 1.0% each to Large-Cap Growth Portfolio, Large-Cap Value Portfolio and Multi-Cap Growth Portfolio and subsequent decreases of approximately 2.0% from International Equity Portfolio and 1.0% from SMID-Cap Portfolio. In addition, the Fund’s underlying Portfolios now include a target allocation of 10% to Large-Cap Core Research Portfolio.

•	In allocating Fund assets among the underlying Portfolios, management seeks to maintain broad diversification[1] and to emphasize market sectors that we believe offer relatively attractive risk-adjusted return prospects, based on an assessment of current and future market trends and conditions. We continue to believe that the Fund’s multi-cap and multi-style asset exposure can provide investors with diversification and the potential for lower volatility.

•	As always, we thank you for your continued confidence and participation in the Fund.

[1]	Diversification does not guarantee a profit or eliminate the risk of potential loss.
Fund Composition
Portfolio Allocations2

By net assets

[2]	As a percentage of the Fund’s net assets as of 6/30/10. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-262-1122 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
2

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010
FUND PERFORMANCE
Performance1

	Class A	Class C	Class I
Share Class Symbol	EEAAX	EEACX	EEAIX

Average Annual Total Returns (at net asset value)
Six Months	-9.01%	-9.39%	-8.87
One Year	11.58	10.94	11.74
Life of Fund†	-5.16	-5.80	-4.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-14.21%	-10.29%	-8.87%
One Year	5.18	9.94	11.74
Life of Fund†	-6.75	-5.80	-4.89

†	Inception Dates — Class A, Class C, and Class I:12/29/06

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	2.10%	2.85%	1.85%
Net Expense Ratio	1.45	2.20	1.20

[2]	Source: Prospectus dated 5/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through April 30, 2011. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Equity Asset Allocation Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$909.90	$6.87	**
Class C	$1,000.00	$906.10	$10.40	**
Class I	$1,000.00	$911.30	$5.69	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	**
Class C	$1,000.00	$1,013.90	$10.99	**
Class I	$1,000.00	$1,018.80	$6.01	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A shares, 2.20% for Class C shares and 1.20% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in International Equity Portfolio, at value (identified cost, $4,085,666)	$3,793,445
Investment in Large-Cap Core Research Portfolio, at value (identified cost, $2,518,603)	2,339,869
Investment in Large-Cap Growth Portfolio, at value (identified cost, $4,593,871)	4,981,935
Investment in Large-Cap Value Portfolio, at value (identified cost, $4,380,857)	4,685,161
Investment in Multi-Cap Growth Portfolio, at value (identified cost, $2,262,917)	2,380,604
Investment in Small-Cap Portfolio, at value (identified cost, $1,883,182)	2,109,678
Investment in SMID-Cap Portfolio, at value (identified cost, $2,679,427)	3,145,688
Receivable for Fund shares sold	10,804
Receivable from affiliate	8,278

Total assets	$23,455,462

Liabilities

Payable for Fund shares redeemed	$71,309
Payable to affiliates:
Administration fee	3,044
Distribution and service fees	10,651
Trustees’ fees	125
Accrued expenses	39,261

Total liabilities	$124,390

Net Assets	$23,331,072

Sources of Net Assets

Paid-in capital	$26,898,808
Accumulated net realized loss from Portfolios	(4,545,524)
Accumulated distributions in excess of net investment income	(54,069)
Net unrealized appreciation from Portfolios	1,031,857

Total	$23,331,072

Class A Shares

Net Assets	$14,236,701
Shares Outstanding	1,729,408
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.23
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.73

Class C Shares

Net Assets	$8,691,671
Shares Outstanding	1,071,557
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.11

Class I Shares

Net Assets	$402,700
Shares Outstanding	48,690
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolios (net of foreign taxes, $9,966)	$204,265
Interest allocated from Portfolios	670
Securities lending income allocated from Portfolios, net	966
Expenses allocated from Portfolios	(106,068)

Total investment income from Portfolios	$99,833

Expenses

Administration fee	$19,127
Distribution and service fees
Class A	19,595
Class C	47,316
Trustees’ fees and expenses	250
Custodian fee	10,648
Transfer and dividend disbursing agent fees	15,068
Legal and accounting services	23,811
Printing and postage	8,011
Registration fees	19,000
Miscellaneous	5,834

Total expenses	$168,660

Deduct —
Allocation of expenses to an affiliate	$54,579

Total expense reductions	$54,579

Net expenses	$114,081

Net investment loss	$(14,248)

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$424,572
Foreign currency transactions	494

Net realized gain	$425,066

Change in unrealized appreciation (depreciation) —
Investments	$(2,805,792)
Foreign currency	(332)

Net change in unrealized appreciation (depreciation)	$(2,806,124)

Net realized and unrealized loss	$(2,381,058)

Net decrease in net assets from operations	$(2,395,306)

See notes to financial statements

5

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income (loss)	$(14,248)	$9,407
Net realized gain (loss) from investment and foreign currency transactions and capital gain distributions received	425,066	(1,545,185)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,806,124)	7,061,669

Net increase (decrease) in net assets from operations	$(2,395,306)	$5,525,891

Distributions to shareholders —
From net investment income
Class A	$(46,029)	$(6,847)
Class I	(962)	(828)

Total distributions to shareholders	$(46,991)	$(7,675)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,554,363	$5,744,996
Class C	966,778	3,575,704
Class I	158,879	158,628
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	34,912	5,389
Class I	719	622
Cost of shares redeemed
Class A	(2,323,369)	(5,523,383)
Class C	(872,903)	(2,945,242)
Class I	(46,105)	(44,173)

Net increase in net assets from Fund share transactions	$473,274	$972,541

Net increase (decrease) in net assets	$(1,969,023)	$6,490,757

Net Assets

At beginning of period	$25,300,095	$18,809,338

At end of period	$23,331,072	$25,300,095

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(54,069)	$7,170

See notes to financial statements

6

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$9.070		$6.970	$11.470	$10.000	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.007		$0.025	$0.046	$0.072	$—
Net realized and unrealized gain (loss)	(0.821)		2.079	(4.520)	1.425	—

Total income (loss) from operations	$(0.814)		$2.104	$(4.474)	$1.497	$—

Less Distributions

From net investment income	$(0.026)		$(0.004)	$(0.022)	$(0.015)	$—
Tax return of capital	—		—	(0.004)	(0.012)	—

Total distributions	$(0.026)		$(0.004)	$(0.026)	$(0.027)	$—

Net asset value — End of period	$8.230		$9.070	$6.970	$11.470	$10.000

Total Return(3)	(9.01	)%(4)	30.19%	(39.01)%	14.96%	—

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,237		$15,467	$11,772	$8,882	$480
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.45	%(8)	1.45%	1.47%	1.51%	—
Net investment income	0.17	%(8)	0.32%	0.49%	0.65%	—
Portfolio Turnover of the Fund(9)	18	%(4)	28%	38%	24%	—
Portfolio Turnover of International Equity Portfolio	19	%(4)	57%	39%	27%	—
Portfolio Turnover of Large-Cap Core Research Portfolio	24	%(4)	—	—	—	—
Portfolio Turnover of Large-Cap Growth Portfolio	29	%(4)	60%	84%	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	20	%(4)	56%	61%	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	109	%(4)	216%	297%	159%	—
Portfolio Turnover of Small-Cap Portfolio	53	%(4)	91%	94%	75%	—
Portfolio Turnover of SMID-Cap Portfolio	12	%(4)	23%	50%	81%	—

(1)	Class A commenced operations on December 29, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/ or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.43%, 0.65%, 0.81%, 3.25%, and 69.21% of average daily net assets for the six months ended June 30, 2010, the years ended December 31, 2009, 2008 and 2007 and the period ended December 31, 2006, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See notes to financial statements

7

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$8.950		$6.900	$11.410	$10.000	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.026)		$(0.034)	$(0.020)	$(0.011)	$—
Net realized and unrealized gain (loss)	(0.814)		2.084	(4.490)	1.421	—

Total income (loss) from operations	$(0.840)		$2.050	$(4.510)	$1.410	$—

Net asset value — End of period	$8.110		$8.950	$6.900	$11.410	$10.000

Total Return(3)	(9.39	)%(4)	29.71%	(39.53)%	14.10%	—

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,692		$9,500	$6,869	$3,133	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.20	%(8)	2.20%	2.22%	2.26%	—
Net investment loss	(0.59	)%(8)	(0.45)%	(0.22)%	(0.10)%	—
Portfolio Turnover of the Fund(9)	18	%(4)	28%	38%	24%	—
Portfolio Turnover of International Equity Portfolio	19	%(4)	57%	39%	27%	—
Portfolio Turnover of Large-Cap Core Research Portfolio	24	%(4)	—	—	—	—
Portfolio Turnover of Large-Cap Growth Portfolio	29	%(4)	60%	84%	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	20	%(4)	56%	61%	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	109	%(4)	216%	297%	159%	—
Portfolio Turnover of Small-Cap Portfolio	53	%(4)	91%	94%	75%	—
Portfolio Turnover of SMID-Cap Portfolio	12	%(4)	23%	50%	81%	—

(1)	Class C commenced operations on December 29, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.43%, 0.65%, 0.81%, 3.24%, and 69.96% of average daily net assets for the six months ended June 30, 2010, the years ended December 31, 2009, 2008 and 2007 and the period ended December 31, 2006, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See notes to financial statements

8

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$9.100		$6.990	$11.500	$10.000	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.020		$0.047	$0.071	$0.100	$—
Net realized and unrealized gain (loss)	(0.824)		2.086	(4.541)	1.438	—

Total income (loss) from operations	$(0.804)		$2.133	$(4.470)	$1.538	$—

Less Distributions

From net investment income	$(0.026)		$(0.023)	$(0.034)	$(0.020)	$—
Tax return of capital	—		—	(0.006)	(0.018)	—

Total distributions	$(0.026)		$(0.023)	$(0.040)	$(0.038)	$—

Net asset value — End of period	$8.270		$9.100	$6.990	$11.500	$10.000

Total Return(3)	(8.87	)%(4)	30.51%	(38.87)%	15.38%	—

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$403		$333	$169	$156	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.20	%(8)	1.20%	1.22%	1.26%	—
Net investment income	0.43	%(8)	0.61%	0.74%	0.89%	—
Portfolio Turnover of the Fund(9)	18	%(4)	28%	38%	24%	—
Portfolio Turnover of International Equity Portfolio	19	%(4)	57%	39%	27%	—
Portfolio Turnover of Large-Cap Core Research Portfolio	24	%(4)	—	—	—	—
Portfolio Turnover of Large-Cap Growth Portfolio	29	%(4)	60%	84%	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	20	%(4)	56%	61%	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	109	%(4)	216%	297%	159%	—
Portfolio Turnover of Small-Cap Portfolio	53	%(4)	91%	94%	75%	—
Portfolio Turnover of SMID-Cap Portfolio	12	%(4)	23%	50%	81%	—

(1)	Class I commenced operations on December 29, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.43%, 0.65%, 0.81%, 3.21%, and 68.96% of average daily net assets for the six months ended June 30, 2010, the years ended December 31, 2009, 2008 and 2007 and the period ended December 31, 2006, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See notes to financial statements

9

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following seven equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: International Equity Portfolio, Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio and SMID-Cap Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of the International Equity Portfolio, Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio and SMID-Cap Portfolio (12.9%, 1.2%, 3.0%, less than 0.1%, 1.6%, 1.4% and 0.7%, respectively, at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated

10

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investment companies managed by EVM. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,489,921 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2015 ($14,615), December 31, 2016 ($76,653) and December 31, 2017 ($3,398,653).

Additionally, at December 31, 2009, the Fund had a net capital loss of $1,312,797 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2010.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million that are invested directly in securities and is payable monthly. On net assets of $500 million and over that are invested directly in securities, the annual fee is reduced. To the extent assets are invested in the Portfolios, the Fund is allocated its share of the adviser fee paid by each Portfolio in which it invests. The Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $95,499 for the six months ended June 30, 2010. There were no adviser fees paid by the Fund for investing directly in securities for the six months ended June 30, 2010. For the six months ended June 30, 2010, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2010, the administration fee amounted to $19,127. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.45%, 2.20% and 1.20% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2011. Pursuant to this agreement, EVM was allocated $54,579 of the Fund’s operating expenses for the six months ended June 30, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $986 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $7,035 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $19,595 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $35,487 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At June 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $468,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons not exceeding 0.25% per annum of its

12

Eaton Vance Equity Asset Allocation Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $11,829 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $700 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

International Equity Portfolio	$407,129	$413,345
Large-Cap Core Research Portfolio	2,708,495	177,054
Large-Cap Growth Portfolio	532,250	1,440,764
Large-Cap Value Portfolio	422,583	1,154,493
Multi-Cap Growth Portfolio	217,237	414,429
Small-Cap Portfolio	237,867	446,573
SMID-Cap Portfolio	286,659	555,979

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	277,885	759,756
Issued to shareholders electing to receive payments of distributions in Fund shares	3,730	589
Redemptions	(257,026)	(744,860)

Net increase	24,589	15,485

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	108,243	487,000
Redemptions	(98,517)	(420,006)

Net increase	9,726	66,994

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	17,318	17,977
Issued to shareholders electing to receive payments of distributions in Fund shares	76	68
Redemptions	(5,297)	(5,565)

Net increase	12,097	12,480

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2010 and December 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

13

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

14

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of International Equity Portfolio, Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio and SMID-Cap Portfolio (the “Portfolios”), the portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that each of the investment sub-advisory agreements between BMR and Eagle Global Advisors, L.L.C. (“Eagle”) with respect to International Equity Portfolio and between BMR and Atlanta Capital Management Company, LLC (“Atlanta Capital”) with respect to SMID-Cap Portfolio, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates. Eagle and Atlanta Capital are referred to herein as the “Sub-advisers.” Atlanta Capital is an affiliate of EVM and BMR.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio and the sub-advisory agreement of each relevant Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the relevant Portfolio by the Sub-advisers and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its respective investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. The Board noted BMR’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the relevant Portfolio’s Sub-adviser. For the Fund and each Portfolio, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management. The Board also considered the capabilities of each Sub-adviser.

15

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-Advisers, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM, BMR and the Sub-advisers, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser or the Sub-advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Board concluded that, in light of its role as a Sub-adviser not affiliated with the Adviser, Eagle’s profitability in managing International Equity Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund. The Board noted that for assets invested in Portfolios, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolios based on their total assets. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the

16

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, Eagle and the Fund to continue to share such benefits equitably.

17

Eaton Vance Equity Asset Allocation Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

18

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Investment Adviser of
International Equity Portfolio, Large-Cap Core Research Portfolio,
Large-Cap Growth Portfolio, Large-Cap Value Portfolio,
Multi-Cap Growth Portfolio, Small-Cap Portfolio
and SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Equity Asset Allocation Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Equity Asset Allocation Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2841-8/10	EAASRC

Eaton Vance Investment Manages

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Greater India Fund as of June 30, 2010

INVESTMENT UPDATE
Economic and Market Conditions
Christopher Darling
Portfolio Manager
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines.

•	As a result, international stock markets shifted gears in mid-April, ending the first half of 2010 in negative territory. Europe suffered the worst downturn, with the FTSE Eurotop 100 losing more than 18% for the six-month period, amid ongoing sovereign debt concerns in Greece, Spain and Romania, credit-rating fears in more developed nations and the looming threat of inflation. Asian-Pacific markets, led by first-quarter strength in Japan, fared somewhat better, although markets in this region still posted negative returns overall, thanks in part to the ripple effect of the European markets and ongoing tension between North and South Korea. Emerging markets as a whole, as measured by the MSCI Emerging Markets Index, outperformed the FTSE Eurotop 100 Index but lost more than 6% for the period. Sri Lanka was one of the few to post solid gains, while Thailand, Peru, Colombia and Chile also eked out positive returns.

•	India continued to be among the globe’s stronger equity markets in the first half of 2010, although returns were much more modest than in 2009. The outperformance of Indian equities was supported by a pick-up in economic momentum. India reported gross domestic product (GDP) growth of 8.6% for the first quarter of the year, with strong growth in capital goods and consumer products. The Index of Industrial Production (IIP) shot up to 16% year over year, the highest growth in the recent past, and spending both by consumers and government infrastructure remained high.
•	Inflation was a major challenge during the period, as it neared double digits thanks to high food prices. However, inflation was expected to soften, with lower commodity prices and the onset of the monsoon season, which could bring lower food prices. High growth and rising inflation pressured the Reserve Bank of India to raise interest rates by 0.25% a month ahead of its policy statement, which was due on July 27. At period end, the government appeared likely to meet its fiscal deficit target of 5.5% of GDP for fiscal year 2011, which is expected to put less pressure on the government borrowing program and, hence, less pressure on interest rates.
Management Discussion
•	For the six months ending June 30, 2010, the Fund[1] posted positive returns, although it trailed its benchmark, the Bombay Stock Exchange 100 Index (the Index).[2] The Fund’s underweight position and stock selection in the consumer staples sector – the strongest performer for the Index, up more than 17% for the period – was the largest detractor from Fund performance. Stock selection in the information technology (IT) and energy sectors further restrained relative results.

Total Return Performance
12/31/09 – 6/30/10

Class A3	2.10%
Class B3	1.79
Class C3	1.83
Class I3	2.31
Bombay Stock Exchange 100 Index[2]	3.14
Lipper Emerging Markets Funds Average[2]	-5.85
See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Greater India Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent expense reductions by Eaton Vance Management, Lloyd George Investment Management and Eaton Vance Distributors, Inc., the returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Greater India Fund as of June 30, 2010

INVESTMENT UPDATE
•	On the positive side, the Fund’s relative performance benefited from an above-benchmark allocation and positive stock selection in the financials sector. While security selection in materials worked against the Fund, an underweight allocation in this underperforming sector more than offset the effects and added to relative returns. Further, a small exposure to Sri Lanka, which is not represented in the Index, was a positive factor.

•	Management remains positive on the outlook for Indian equities in 2010, although we believe their performance will continue to be less robust than in 2009. As of June 30, 2010, the Fund was overweight versus the Index in industrials, consumer discretionary, health care, non-bank financials and IT.
Portfolio Composition
Top 10 Holdings1

By net assets

Reliance Industries, Ltd.	6.3%
Infosys Technologies, Ltd.	5.7
Larsen & Toubro, Ltd.	3.5
Bharat Heavy Electricals, Ltd.	3.4
HDFC Bank, Ltd.	3.0
Tata Consultancy Services, Ltd.	2.9
State Bank of India	2.9
ICICI Bank, Ltd.	2.7
HCL Technologies, Ltd.	2.5
Sterlite Industries (India), Ltd.	2.3

1	Top 10 Holdings represented 35.2% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

2	As a percentage of the Portfolio’s net assets as of 6/30/10.

Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Greater India Fund as of June 30 , 2010

FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETGIX	EMGIX	ECGIX	EGIIX

Average Annual Total Returns (at net asset value)

Six Months	2.10%	1.79%	1.83%	2.31%
One Year	29.71	29.01	29.01	N.A.
Five Years	13.75	13.17	N.A.	N.A.
Ten Years	11.98	11.39	N.A.	N.A.
Life of Fund†	6.78	6.23	7.43	11.00	††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.75%	-3.21%	0.83%	2.31%
One Year	22.26	24.01	28.01	N.A.
Five Years	12.42	12.93	N.A.	N.A.
Ten Years	11.32	11.39	N.A.	N.A.
Life of Fund†	6.39	6.23	7.43	11.00	††

†	Inception dates: Class A: 5/2/94; Class B: 5/2/94; Class C: 7/7/06; Class I: 10/1/09

††	Returns are cumulative since inception of the share class on 10/1/09.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent expense reductions by Eaton Vance Management, Lloyd George Investment Management and Eaton Vance Distributors, Inc., the returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Gross Expense Ratio	2.28%	2.78%	2.78%	1.78%
Net Expense Ratio	2.13	2.73	2.73	1.73

[2]	Source: Prospectus dated 5/1/10. Net Expense Ratio reflects contractual expense reductions that may not be terminated without Trustee or shareholder approval. Without this reduction performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Greater India Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Greater India Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$1,021.00	$10.37	**
Class B	$1,000.00	$1,017.90	$13.11
Class C	$1,000.00	$1,018.30	$13.11
Class I	$1,000.00	$1,023.10	$8.13

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.50	$10.34	**
Class B	$1,000.00	$1,011.80	$13.07
Class C	$1,000.00	$1,011.80	$13.07
Class I	$1,000.00	$1,016.80	$8.10

*	Expenses are equal to the Fund’s annualized expense ratio of 2.07% for Class A shares, 2.62% for Class B shares, 2.62% for Class C shares and 1.62% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent a reduction of Class A fees by affiliate, expenses would be higher.

4

Eaton Vance Greater India Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Greater India Portfolio, at value (identified cost, $595,846,813)	$723,549,326
Receivable for Fund shares sold	502,628
Receivable from affiliates	29,152
Other assets	4,041

Total assets	$724,085,147

Liabilities

Payable for Fund shares redeemed	$2,148,769
Payable to affiliates:
Management fee	142,892
Distribution and service fees	279,986
Trustees’ fees	125
Accrued expenses	254,121

Total liabilities	$2,825,893

Net Assets	$721,259,254

Sources of Net Assets

Paid-in capital	$758,981,618
Accumulated net realized loss from Portfolio	(162,042,181)
Accumulated net investment loss	(3,382,696)
Net unrealized appreciation from Portfolio	127,702,513

Total	$721,259,254

Class A Shares

Net Assets	$479,535,771
Shares Outstanding	20,118,676
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.84
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$25.29

Class B Shares

Net Assets	$128,140,865
Shares Outstanding	5,930,011
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.61

Class C Shares

Net Assets	$75,554,090
Shares Outstanding	3,488,836
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.66

Class I Shares

Net Assets	$38,028,528
Shares Outstanding	1,590,116
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio	$4,212,527
Interest allocated from Portfolio (net of foreign taxes, $180,884)	434,408
Miscellaneous income	4,041
Expenses allocated from Portfolio	(4,398,326)

Total investment income from Portfolio	$252,650

Expenses

Management fee	$890,316
Distribution and service fees
Class A	1,107,221
Class B	646,421
Class C	374,789
Trustees’ fees and expenses	250
Custodian fee	17,227
Transfer and dividend disbursing agent fees	637,057
Legal and accounting services	16,593
Printing and postage	78,715
Registration fees	37,709
Miscellaneous	10,976

Total expenses	$3,817,274

Deduct —
Reduction of expenses by affiliates	$181,928

Total expense reductions	$181,928

Net expenses	$3,635,346

Net investment loss	$(3,382,696)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (including refund of foreign capital gains taxes of $633,599)	$31,042,572
Foreign currency transactions	(27,619)

Net realized gain	$31,014,953

Change in unrealized appreciation (depreciation) —
Investments	$(14,596,742)
Foreign currency	3,230

Net change in unrealized appreciation (depreciation)	$(14,593,512)

Net realized and unrealized gain	$16,421,441

Net increase in net assets from operations	$13,038,745

See notes to financial statements

5

Eaton Vance Greater India Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment loss	$(3,382,696)	$(5,841,987)
Net realized gain (loss) from investment and foreign currency transactions	31,014,953	(128,912,822)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(14,593,512)	486,038,149

Net increase in net assets from operations	$13,038,745	$351,283,340

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$34,779,572	$88,559,520
Class B	3,683,117	10,815,451
Class C	10,106,537	18,955,070
Class I	12,932,027	29,607,100
Cost of shares redeemed
Class A	(73,738,839)	(126,552,956)
Class B	(11,108,582)	(18,390,504)
Class C	(10,447,014)	(12,398,439)
Class I	(4,702,064)	(1,152,978)
Net asset value of shares exchanged
Class A	978,512	1,461,128
Class B	(978,512)	(1,461,128)
Redemption fees	13,601	31,690

Net decrease in net assets from Fund share transactions	$(38,481,645)	$(10,526,046)

Net increase (decrease) in net assets	$(25,442,900)	$340,757,294

Net Assets

At beginning of period	$746,702,154	$405,944,860

At end of period	$721,259,254	$746,702,154

Accumulated net investment loss included in net assets

At end of period	$(3,382,696)	$—

See notes to financial statements

6

Eaton Vance Greater India Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$23.350		$12.050	$36.190	$25.800	$19.340	$13.660

Income (Loss) From Operations

Net investment loss(1)	$(0.094)		$(0.157)	$(0.245)	$(0.331)	$(0.196)	$(0.193)
Net realized and unrealized gain (loss)	0.584		11.456	(22.716)	14.234	7.207	6.386

Total income (loss) from operations	$0.490		$11.299	$(22.961)	$13.903	$7.011	$6.193

Less Distributions

From net realized gain	$—		$—	$(1.183)	$(3.518)	$(0.564)	$(0.518)

Total distributions	$—		$—	$(1.183)	$(3.518)	$(0.564)	$(0.518)

Redemption fees(1)	$0.000	(2)	$0.001	$0.004	$0.005	$0.013	$0.005

Net asset value — End of period	$23.840		$23.350	$12.050	$36.190	$25.800	$19.340

Total Return(3)	2.10	%(4)	93.78%	(65.23)%	55.04%	36.32%	45.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$479,536		$508,035	$293,121	$1,268,761	$821,768	$269,766
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.07	%(7)	2.23%	2.12%	1.99%	2.14%	2.35%
Net investment loss	(0.81	)%(7)	(0.91)%	(1.10)%	(1.11)%	(0.86)%	(1.17)%
Portfolio Turnover of the Portfolio	24	%(4)	63%	38%	63%	67%	29%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

7

Eaton Vance Greater India Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$21.230		$11.000	$33.360	$24.090	$18.170	$12.920

Income (Loss) From Operations

Net investment loss(1)	$(0.141)		$(0.222)	$(0.324)	$(0.446)	$(0.289)	$(0.255)
Net realized and unrealized gain (loss)	0.521		10.451	(20.856)	13.229	6.761	6.019

Total income (loss) from operations	$0.380		$10.229	$(21.180)	$12.783	$6.472	$5.764

Less Distributions

From net realized gain	$—		$—	$(1.183)	$(3.518)	$(0.564)	$(0.518)

Total distributions	$—		$—	$(1.183)	$(3.518)	$(0.564)	$(0.518)

Redemption fees(1)	$0.000	(2)	$0.001	$0.003	$0.005	$0.012	$0.004

Net asset value — End of period	$21.610		$21.230	$11.000	$33.360	$24.090	$18.170

Total Return(3)	1.79	%(4)	92.82%	(65.40)%	54.29%	35.69%	44.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$128,141		$134,386	$77,277	$301,887	$198,248	$68,454
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.62	%(7)	2.73%	2.62%	2.49%	2.64%	2.85%
Net investment loss	(1.34	)%(7)	(1.42)%	(1.60)%	(1.61)%	(1.35)%	(1.66)%
Portfolio Turnover of the Portfolio	24	%(4)	63%	38%	63%	67%	29%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

8

Eaton Vance Greater India Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$21.270		$11.030	$33.420	$24.120	$19.440

Income (Loss) From Operations

Net investment loss(2)	$(0.141)		$(0.227)	$(0.315)	$(0.485)	$(0.193)
Net realized and unrealized gain (loss)	0.531		10.466	(20.895)	13.299	5.421

Total income (loss) from operations	$0.390		$10.239	$(21.210)	$12.814	$5.228

Less Distributions

From net realized gain	$—		$—	$(1.183)	$(3.518)	$(0.549)

Total distributions	$—		$—	$(1.183)	$(3.518)	$(0.549)

Redemption fees(2)	$0.000	(3)	$0.001	$0.003	$0.004	$0.001

Net asset value — End of period	$21.660		$21.270	$11.030	$33.420	$24.120

Total Return(4)	1.83	%(5)	92.84%	(65.40)%	54.35%	26.89	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75,554		$74,778	$35,548	$120,050	$12,429
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.62	%(8)	2.73%	2.62%	2.49%	2.63	%(8)
Net investment loss	(1.33	)%(8)	(1.42)%	(1.58)%	(1.66)%	(1.69	)%(8)
Portfolio Turnover of the Portfolio	24	%(5)	63%	38%	63%	67	%(9)

(1)	For the period from the commencement of operations, July 7, 2006, to December 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended December 31, 2006.

See notes to financial statements

9

Eaton Vance Greater India Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009(1)

Net asset value — Beginning of period	$23.380		$21.550

Income (Loss) From Operations

Net investment loss(2)	$(0.023)		$(0.071)
Net realized and unrealized gain	0.563		1.901

Total income from operations	$0.540		$1.830

Redemption fees(2)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$23.920		$23.380

Total Return(4)	2.31	%(5)	8.49	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,029		$29,502
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.62	%(8)	1.73	%(8)
Net investment loss	(0.20	)%(8)	(1.25	)%(8)
Portfolio Turnover of the Portfolio	24	%(5)	63	%(9)

(1)	For the period from the commencement of operations, October 1, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended December 31, 2009.

See notes to financial statements

10

Eaton Vance Greater India Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $185,232,817 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($15,930,393) and December 31, 2017 ($169,302,424).

Additionally, at December 31, 2009, the Fund had a net capital loss of $191,647 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2010.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio on gains realized upon disposition of Indian securities. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

11

Eaton Vance Greater India Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, 0.233% of average daily net assets from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended June 30, 2010, the management fee was equivalent to 0.24% (annualized) of the Fund’s average daily net assets and amounted to $890,316. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, Lloyd George and EVM agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. Pursuant to this agreement, EVM and Lloyd George were allocated $181,928 in total of the Fund’s operating expenses for the six months ended June 30, 2010. The Fund’s distributor also reduced a portion of its fees (see Note 4). EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $29,796 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $68,148 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their

12

Eaton Vance Greater India Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B and Class C shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for one year or less and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class and by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% and 0.125% per annum of the Fund’s average daily net assets attributable to Class B and Class C shares, respectively, and are made from Lloyd George’s own resources, not Fund assets. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $708,212, $484,816 and $281,092 for Class A, Class B and Class C shares, respectively, representing 0.29%, 0.75%, and 0.75% (annualized) of the average daily net assets of Class A, Class B and Class C shares, respectively. At June 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $5,328,000 and $9,153,000, respectively.

The Class A Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan and Class C Plan authorize the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $517,937, $161,605 and $93,697 for Class A, Class B and Class C shares, respectively, representing 0.21%, 0.25% and 0.25% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively.

Effective May 1, 2010, EVD has contractually agreed to reduce its distribution and service fees with respect to the Class A Plan such that the Fund’s total Class A distribution and service fees will not exceed 0.35% annually of the average daily net assets attributable to Class A shares. The fee reduction may not be terminated without Trustee or shareholder approval. Pursuant to this agreement, EVD reduced its Class A distribution and service fees by $118,928 for the six months ended June 30, 2010.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $100, $176,000 and $14,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,279,470 and $48,169,318, respectively.

13

Eaton Vance Greater India Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	1,473,195	4,776,922
Redemptions	(3,154,486)	(7,436,370)
Exchange from Class B shares	41,934	83,279

Net decrease	(1,639,357)	(2,576,169)

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	172,265	649,168
Redemptions	(527,290)	(1,248,755)
Exchange to Class A shares	(46,181)	(91,380)

Net decrease	(401,206)	(690,967)

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	471,279	1,134,737
Redemptions	(497,743)	(842,600)

Net increase (decrease)	(26,464)	292,137

	Six Months Ended
	June 30, 2010	Period Ended
Class I	(Unaudited)	December 31, 2009(1)

Sales	528,622	1,314,081
Redemptions	(200,537)	(52,050)

Net increase	328,085	1,262,031

(1)	Class I commenced operations on October 1, 2009.

For the six months ended June 30, 2010 and year ended December 31, 2009, the Fund received $13,601 and $31,690, respectively, in redemption fees.

14

Greater India Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value

India — 94.1%

Automobiles — 5.1%

Bajaj Auto, Ltd.	189,735	$10,147,463
Mahindra & Mahindra, Ltd.	1,144,356	15,400,396
Maruti Suzuki India, Ltd.	374,641	11,381,662

		$36,929,521

Beverages — 1.0%

United Spirits, Ltd.	257,635	$7,190,600

		$7,190,600

Capital Markets — 0.8%

India Infoline, Ltd.	2,659,907	$5,475,561

		$5,475,561

Commercial Banks — 14.8%

Axis Bank, Ltd.	570,844	$15,092,878
Bank of Baroda	812,177	12,155,957
HDFC Bank, Ltd.	524,929	21,714,455
ICICI Bank, Ltd.	1,073,404	19,595,377
ING Vysya Bank, Ltd.	1,133,003	8,907,454
State Bank of India	420,418	20,689,991
Union Bank of India, Ltd.	1,381,869	9,126,114

		$107,282,226

Construction & Engineering — 6.8%

IVRCL Infrastructures & Projects, Ltd.	1,184,410	$4,714,466
Lanco Infratech, Ltd.(1)	4,062,549	5,769,884
Larsen & Toubro, Ltd.	653,530	25,281,142
Nagarjuna Construction Co., Ltd.	3,348,510	13,437,433

		$49,202,925

Consumer Finance — 1.0%

Shriram Transport Finance Co., Ltd.	613,251	$7,565,276

		$7,565,276

Diversified Financial Services — 3.0%

Infrastructure Development Finance Co., Ltd.	2,586,952	$9,973,527
Kotak Mahindra Bank, Ltd.	281,158	4,616,783
Power Finance Corporation, Ltd.	1,168,020	7,450,160

		$22,040,470

Electric Utilities — 3.9%

Reliance Infrastructure, Ltd.	446,031	$11,494,506
Tata Power Co., Ltd.	591,937	16,474,414

		$27,968,920

Electrical Equipment — 6.1%

ABB, Ltd.	287,566	$5,305,116
Bharat Heavy Electricals, Ltd.	465,639	24,496,041
Crompton Greaves, Ltd.	2,648,526	14,605,011

		$44,406,168

Food Products — 0.5%

Bajaj Hindusthan, Ltd.	1,541,278	$3,827,558

		$3,827,558

Gas Utilities — 1.9%

GAIL (India), Ltd.	1,350,945	$13,498,683

		$13,498,683

Hotels, Restaurants & Leisure — 1.3%

Mahindra Holidays & Resorts India, Ltd.(1)	800,033	$9,225,860

		$9,225,860

Independent Power Producers & Energy Traders — 0.9%

GVK Power & Infrastructure, Ltd.(1)	6,698,354	$6,296,287

		$6,296,287

Industrial Conglomerates — 2.0%

Jaiprakash Associates, Ltd.	5,188,024	$14,202,481

		$14,202,481

IT Services — 12.2%

HCL Technologies, Ltd.	2,325,033	$18,029,300
Infosys Technologies, Ltd.	692,699	41,313,762
Mphasis, Ltd.	699,001	8,416,928
Tata Consultancy Services, Ltd.	1,293,965	20,791,675

		$88,551,665

See notes to financial statements

15

Greater India Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Machinery — 4.3%

Ashok Leyland, Ltd.	2,665,455	$3,636,105
BEML, Ltd.	616,301	13,093,912
Tata Motors, Ltd.	866,630	14,341,769

		$31,071,786

Metals & Mining — 6.3%

Hindalco Industries, Ltd.	1,187,190	$3,651,866
Hindustan Zinc, Ltd.	284,180	5,876,378
Jindal Steel & Power, Ltd.	597,441	7,980,284
Sterlite Industries (India), Ltd.	4,622,280	16,721,704
Tata Steel, Ltd.	1,105,256	11,461,192

		$45,691,424

Oil, Gas & Consumable Fuels — 9.2%

Cairn India, Ltd.(1)	1,140,300	$7,392,300
Oil & Natural Gas Corp., Ltd.	480,958	13,535,174
Reliance Industries, Ltd.	1,977,470	45,993,067

		$66,920,541

Pharmaceuticals — 3.7%

Aurobindo Pharma, Ltd.	297,065	$5,781,034
Cipla, Ltd.	1,090,934	7,945,596
Dr. Reddy’s Laboratories, Ltd.	222,840	6,953,885
Glenmark Pharmaceuticals, Ltd.	1,068,232	6,161,501

		$26,842,016

Real Estate Management & Development — 2.8%

DLF, Ltd.	1,219,970	$7,518,640
Housing Development & Infrastructure, Ltd.(1)	1,435,602	7,638,574
Sobha Developers, Ltd.	787,566	4,847,921

		$20,005,135

Thrifts & Mortgage Finance — 3.4%

Housing Development Finance Corp., Ltd.	242,174	$15,316,451
LIC Housing Finance, Ltd.	420,443	8,982,219

		$24,298,670

Tobacco — 2.2%

ITC, Ltd.	2,472,553	$16,139,662

		$16,139,662

Wireless Telecommunication Services — 0.9%

Bharti Airtel, Ltd.	1,120,006	$6,296,064

		$6,296,064

Total India
(identified cost $551,493,413)		$680,929,499

Sri Lanka — 1.4%

Industrial Conglomerates — 1.0%

John Keells Holdings PLC	4,184,226	$7,516,556

		$7,516,556

Wireless Telecommunication Services — 0.4%

Dialog Axiata PLC (1)	30,080,680	$2,516,103

		$2,516,103

Total Sri Lanka
(identified cost $11,769,023)		$10,032,659

Total Common Stocks
(identified cost $563,262,436)		$690,962,158

Short-Term Investments — 2.6%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$18,746	$18,745,887

Total Short-Term Investments
(identified cost $18,745,887)		$18,745,887

Total Investments — 98.1%
(identified cost $582,008,323)		$709,708,045

Other Assets, Less Liabilities — 1.9%		$13,842,424

Net Assets — 100.0%		$723,550,469

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See notes to financial statements

16

Greater India Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investments, at value (identified cost, $582,008,323)	$709,708,045
Foreign currency, at value (identified cost, $14,844,827)	14,811,649
Dividends and interest receivable	2,123,437
Receivable for investments sold	2,854,331
Receivable for foreign taxes	682,241

Total assets	$730,179,703

Liabilities

Payable for investments purchased	$5,520,524
Payable to affiliates:
Investment adviser fee	435,182
Administration fee	143,073
Trustees’ fees	6,345
Accrued expenses	524,110

Total liabilities	$6,629,234

Net Assets applicable to investors’ interest in Portfolio	$723,550,469

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$595,913,210
Net unrealized appreciation	127,637,259

Total	$723,550,469

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends	$4,212,533
Interest (net of foreign taxes, $180,884)	434,408

Total investment income	$4,646,941

Expenses

Investment adviser fee	$2,695,735
Administration fee	891,678
Trustees’ fees and expenses	15,626
Custodian fee	734,116
Legal and accounting services	46,828
Miscellaneous	14,352

Total expenses	$4,398,335

Deduct —
Reduction of custodian fee	$2

Total expense reductions	$2

Net expenses	$4,398,333

Net investment income	$248,608

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including refund of foreign capital gains taxes of $633,600)	$31,042,619
Foreign currency transactions	(27,619)

Net realized gain	$31,015,000

Change in unrealized appreciation (depreciation) —
Investments	$(14,596,762)
Foreign currency	3,230

Net change in unrealized appreciation (depreciation)	$(14,593,532)

Net realized and unrealized gain	$16,421,468

Net increase in net assets from operations	$16,670,076

See notes to financial statements

17

Greater India Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$248,608	$502,932
Net realized gain (loss) from investment and foreign currency transactions	31,015,000	(128,913,014)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(14,593,532)	486,038,886

Net increase in net assets from operations	$16,670,076	$357,628,804

Capital transactions —
Contributions	$6,279,470	$63,375,808
Withdrawals	(48,169,318)	(82,593,727)

Net decrease in net assets from capital transactions	$(41,889,848)	$(19,217,919)

Net increase (decrease) in net assets	$(25,219,772)	$338,410,885

Net Assets

At beginning of period	$748,770,241	$410,359,356

At end of period	$723,550,469	$748,770,241

See notes to financial statements

18

Greater India Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.21	%(2)	1.22%	1.19%	1.14%	1.22%	1.37%
Net investment income (loss)	0.07	%(2)	0.09%	(0.17)%	(0.27)%	0.07%	(0.18)%
Portfolio Turnover	24	%(3)	63%	38%	63%	67%	29%

Total Return	2.54	%(3)	95.65%	(64.87)%	56.32%	37.53%	46.82%

Net assets, end of period (000’s omitted)	$723,550		$748,770	$410,359	$1,689,486	$1,028,290	$335,409

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

19

Greater India Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s

20

Greater India Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains tax in India on gains realized upon disposition of Indian securities, payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward to offset future gains.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.70% of average daily net assets from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended June 30, 2010, the investment adviser fee was 0.73% (annualized) of the Portfolio’s average daily net assets and amounted to $2,695,735. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million, 0.233% of average daily net assets from $500 million up to $1 billion, and at reduced rates on daily net assets of $1 billion or more. For the six months ended June 30, 2010, the administration fee was 0.24% (annualized) of the Portfolio’s average daily net assets and amounted to $891,678.

21

Greater India Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $170,996,898 and $209,099,594, respectively, for the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$589,614,510

Gross unrealized appreciation	$169,616,378
Gross unrealized depreciation	(49,522,843)

Net unrealized appreciation	$120,093,535

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Settlement of securities transactions in the Indian sub-continent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio’s assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

7   India Tax Claims Receivable

The Portfolio is subject to certain Indian capital gains taxes in connection with transactions in Indian securities. The Indian tax authority conducted a review of the Portfolio’s tax returns filed for the years ended March 31, 2002 and 2001. In March 2004, the Indian tax authority assessed the Portfolio additional taxes for the 2000-2001 tax year and reduced the refund owed to the Portfolio for the 2001-2002 tax year, a net assessment of approximately $865,000. The Portfolio paid such amount to the Indian tax authority pending an appeal and recorded the amount as a receivable. During the year ended December 31, 2009, the Portfolio received notification that its appeal of the assessment was successful and that the tax authority was ordered to re-compute the amount of taxes due for the tax years noted above. As of June 30, 2010, the Portfolio received a full refund of the net assessment and related interest. The Portfolio received an additional refund of taxes of $633,600 resulting from the Indian tax authority’s re-computations, which is included in realized gains.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

22

Greater India Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$—	$46,155,381		$—	$46,155,381
Consumer Staples	—	27,157,820		—	27,157,820
Energy	—	66,920,541		—	66,920,541
Financials	—	186,667,338		—	186,667,338
Health Care	6,953,885	19,888,131		—	26,842,016
Industrials	—	146,399,916		—	146,399,916
Information Technology	—	88,551,665		—	88,551,665
Materials	—	45,691,424		—	45,691,424
Telecommunication Services	2,516,103	6,296,065		—	8,812,168
Utilities	—	47,763,889		—	47,763,889

Total Common Stocks	$9,469,988	$681,492,170	*	$—	$690,962,158

Short-Term Investments	$—	$18,745,887		$—	$18,745,887

Total Investments	$9,469,988	$700,238,057		$—	$709,708,045

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

23

Eaton Vance Greater India Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

24

Eaton Vance Greater India Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Greater India Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM” or the “Administrator”) and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and its affiliates to requests in recent years from the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

25

Eaton Vance Greater India Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that, in response to inquiries from the Contract Review Committee, the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an additional agreed upon amount, such reduction to be effective May 1, 2010.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Administrator, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and Administrator, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

26

Eaton Vance Greater India Fund

OFFICERS AND TRUSTEES

Eaton Vance Greater India Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Greater India Fund

OFFICERS AND TRUSTEES CONT’D

Greater India Portfolio

Officers
Hon. Robert Lloyd George
President

Christopher Darling
Vice President

William Walter Raleigh Kerr
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of Greater India Portfolio
Lloyd George Investment Management
(Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Greater India Fund
and Administrator of Greater India Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Greater India Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

142-8/10	GISRC

Semi annual Report June 30, 2010 EATON VANCE INVESTMENT GRADE INCOME FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Investment Grade Income Fund as of June 30, 2010
INVESTMENT UPDATE

Thomas H. Luster, CFA Co-Portfolio Manager Bernard Scozzafava, CFA Co-Portfolio Manager
Economic and Market Conditions
• The U.S. economy entered 2010 on relatively strong footing, with an annual growth rate of 5.6% in the fourth quarter of 2009 and a surge in corporate profits. Then, first-quarter gross domestic product (GDP) growth came in at an annualized 2.7% (revised down from 3%), and the preliminary estimate of second-quarter growth was reported at 2.4% (annualized). Credit spreads, which had tightened steadily as investors began to take on more risk, reversed course in the second quarter on mounting concerns about the global impact of the expanding European sovereign debt crisis. The flight-to-quality switch was evident by a run-up in the price of the 10-year U.S. Treasury Note and a decline in its yield to 2.96% as of June 30, 2010—its lowest level since April 2009.
•	In the second quarter, the European Union, European Central Bank and International Monetary Fund announced a near $1 trillion bailout package, akin to the accommodative U.S. monetary policy, to contain the festering European sovereign debt and possible European banking crises. In the U.S., nonfarm payrolls rose by 431,000 in May, according to the U.S. Department of Labor, but actually fell slightly in the month when adjusted for job gains from census and temporary employment. Following two months of tax-incentive-driven increases, new home sales dropped a record 32.7% in May to a 300,000 unit annual rate, the lowest ever. Inflation remained benign, with “headline” inflation increasing 2.0% year-over-year through May, and year-over-year “core” inflation (which excludes volatile food and energy prices) dropping to 0.9%. Finally, to no one’s surprise, the U.S. Federal Reserve left the federal funds rate unchanged in a range of 0.00% to 0.25%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six months ending June 30, 2010, the Fund[1] lagged its benchmark, the Barclays Capital U.S. Aggregate Index (the Index) primarily as a result of its overweight to corporate bonds, which underperformed as market sentiment shifted. The financial sector was particularly hurt by the sovereign debt crisis, given reports that European banks had invested heavily in bonds issued by that continent’s riskier countries. Domestically, financial reform legislation that would trim bank profitability moved closer to being enacted, putting additional pressure on banks.
•	Going into the second quarter, we had positioned the Fund to be less sensitive to rising interest rates than the Index given our outlook for a modest economic expansion and the historically low level of interest rates. Therefore, the downward shift in the yield curve negatively affected the Fund’s relative performance.
•	The Fund’s positioning at period end was not only consistent with our outlook, but it also reflected our relative value discipline.
•	Effective February 1, 2010, Thomas H. Luster and Bernard Scozzafava are the portfolio managers of Investment Grade Income Portfolio. Mr. Luster has been a fixed-income analyst and portfolio manager

Total Return Performance
12/31/09 – 6/30/10

Class A2	4.90%
Class I2	4.96
Barclays Capital U.S. Aggregate Index[3]	5.33

See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Investment Grade Income Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	Six-month returns are cumulative. Class A return does not include the 4.75% maximum sales charge. If the sales charge were deducted, the return would be lower. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund, the returns would be lower.

[3]	It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

1

Eaton Vance Investment Grade Income Fund as of June 30, 2010
INVESTMENT UPDATE

at Eaton Vance for more than five years and is a Vice President of Eaton Vance and Boston Management and Research (BMR). Mr. Scozzafava has been a fixed-income analyst at Eaton Vance since March 2006. Prior to joining Eaton Vance, Mr. Scozzafava was a portfolio manager and credit analyst with MFS Investment Management. Mr. Scozzafava is a Vice President of Eaton Vance and BMR.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
2

Eaton Vance Investment Grade Income Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class I
Symbol	EAGIX	EIGIX

Average Annual Total Returns (at net asset value)

Six Months	4.90%	4.96%
One Year	9.56	9.87
Life of Fund†	7.43	5.88

SEC Average Annual Total Returns (including sales charge)

Six Months	-0.06%	4.96%
One Year	4.38	9.87
Life of Fund†	3.99	5.88

†	Inception Dates – Class A: 1/5/09; Class I: 3/21/07

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class I

Gross Expense Ratio	2.03%	1.78%
Net Expense Ratio	0.95	0.70

[2]	Source: Prospectus dated 5/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through April 30, 2011. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.
Portfolio Composition3
Asset Allocation
By net assets

[3]	As a percentage of the Portfolio’s net assets at 6/30/10.

3

Eaton Vance Investment Grade Income Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Investment Grade Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$1,049.00	$4.83	**
Class I	$1,000.00	$1,049.60	$3.56	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**
Class I	$1,000.00	$1,021.30	$3.51	**

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of expenses to the administrator, expenses would be higher.

4

Eaton Vance Investment Grade Income Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Investment Grade Income Portfolio, at value (identified cost, $27,744,713)	$28,787,986
Receivable for Fund shares sold	122,143
Receivable from affiliate	6,829

Total assets	$28,916,958

Liabilities

Payable for Fund shares redeemed	$7,862
Distributions payable	23,773
Payable to affiliates:
Distribution and service fees	1,453
Trustees’ fees	125
Accrued expenses	9,930

Total liabilities	$43,143

Net Assets	$28,873,815

Sources of Net Assets

Paid-in capital	$27,779,029
Accumulated net realized gain from Portfolio	56,287
Accumulated distributions in excess of net investment income	(4,774)
Net unrealized appreciation from Portfolio	1,043,273

Total	$28,873,815

Class A Shares

Net Assets	$7,429,611
Shares Outstanding	715,447
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.38
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.90

Class I Shares

Net Assets	$21,444,204
Shares Outstanding	2,067,172
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.37

On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Interest allocated from Portfolio	$562,911
Dividends allocated from Portfolio	15,516
Securities lending income allocated from Portfolio, net	507
Expenses allocated from Portfolio	(72,787)

Total investment income from Portfolio	$506,147

Expenses

Distribution and service fees
Class A	$9,634
Trustees’ fees and expenses	250
Custodian fee	4,254
Transfer and dividend disbursing agent fees	15,879
Legal and accounting services	11,921
Printing and postage	10,021
Registration fees	13,060
Miscellaneous	7,296

Total expenses	$72,315

Deduct —
Allocation of expenses to affiliate	$47,431

Total expense reductions	$47,431

Net expenses	$24,884

Net investment income	$481,263

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$53,653
Swap contracts	1,485

Net realized gain	$55,138

Change in unrealized appreciation (depreciation) —
Investments	$689,226
Swap contracts	1,008

Net change in unrealized appreciation (depreciation)	$690,234

Net realized and unrealized gain	$745,372

Net increase in net assets from operations	$1,226,635

See notes to financial statements

5

Eaton Vance Investment Grade Income Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$481,263	$519,821
Net realized gain from investment transactions, financial futures contracts and swap contracts	55,138	130,430
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	690,234	178,472

Net increase in net assets from operations	$1,226,635	$828,723

Distributions to shareholders —
From net investment income
Class A	$(145,909)	$(191,958)
Class I	(345,707)	(353,110)

Total distributions to shareholders	$(491,616)	$(545,068)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,338,185	$11,308,029
Class I	12,479,149	4,375,288
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	134,569	181,205
Class I	230,837	181,121
Cost of shares redeemed
Class A	(3,603,108)	(3,298,250)
Class I	(1,495,926)	(1,731,020)

Net increase in net assets from Fund share transactions	$10,083,706	$11,016,373

Net increase in net assets	$10,818,725	$11,300,028

Net Assets

At beginning of period	$18,055,090	$6,755,062

At end of period	$28,873,815	$18,055,090

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(4,774)	$5,579

See notes to financial statements

6

Eaton Vance Investment Grade Income Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009(1)

Net asset value — Beginning of period	$10.080		$9.910

Income (Loss) From Operations

Net investment income(2)	$0.184		$0.395
Net realized and unrealized gain	0.305		0.187

Total income from operations	$0.489		$0.582

Less Distributions

From net investment income	$(0.189)		$(0.412)

Total distributions	$(0.189)		$(0.412)

Net asset value — End of period	$10.380		$10.080

Total Return(3)	4.90	%(4)	6.02	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,430		$8,341
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.95	%(8)	0.95	%(8)
Net investment income	3.64	%(8)	4.01	%(8)
Portfolio Turnover of the Portfolio	31	%(4)	94	%(9)

(1)	For the period from the commencement of operations, January 5, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	The administrator reimbursed certain operating expenses (equal to 0.38% and 1.07% of average daily net assets for the six months ended June 30, 2010 and the period from the commencement of operations, January 5, 2009, to December 31, 2009, respectively). Absent these reimbursements, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended December 31, 2009.

See notes to financial statements

7

Eaton Vance Investment Grade Income Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2010				Period Ended
	(Unaudited)		2009	2008	December 31, 2007(1)

Net asset value — Beginning of period	$10.080		$9.940	$10.010	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.198		$0.419	$0.462	$0.338
Net realized and unrealized gain (loss)	0.297		0.157	(0.040)	0.041

Total income from operations	$0.495		$0.576	$0.422	$0.379

Less Distributions

From net investment income	$(0.205)		$(0.436)	$(0.471)	$(0.363)
Tax return of capital	—		—	(0.021)	(0.006)

Total distributions	$(0.205)		$(0.436)	$(0.492)	$(0.369)

Net asset value — End of period	$10.370		$10.080	$9.940	$10.010

Total Return(3)	4.96	%(4)	5.85%	4.59%	3.80	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,444		$9,714	$6,755	$2,805
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.70	%(8)	0.70%	0.70%	0.75	%(8)
Net investment income	3.91	%(8)	4.21%	4.72%	4.35	%(8)
Portfolio Turnover of the Portfolio	31	%(4)	94%	70%	130	%(9)

(1)	For the period from the start of business, March 21, 2007, to December 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	The administrator reimbursed certain operating expenses (equal to 0.38%, 1.08%, 1.39% and 2.47% of average daily net assets for the six months ended June 30, 2010, the years ended December 31, 2009 and 2008 and the period from the start of business, March 21, 2007, to December 31, 2007, respectively). Absent these reimbursements, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended December 31, 2007.

See notes to financial statements

8

Eaton Vance Investment Grade Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Investment Grade Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in Investment Grade Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (20.7% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund had a net capital loss of $16,015 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2010.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on March 21, 2007 to December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The

9

Eaton Vance Investment Grade Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95% and 0.70% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2011. Pursuant to this agreement, EVM was allocated $47,431 of the Fund’s operating expenses for the six months ended June 30, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $152 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,067 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $9,634 for Class A shares.

5   Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $13,744,839 and $4,303,661, respectively.

10

Eaton Vance Investment Grade Income Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Period Ended
Class A	(Unaudited)	December 31, 2009(1)

Sales	228,800	1,135,076
Issued to shareholders electing to receive payments of distributions in Fund shares	13,191	18,226
Redemptions	(353,701)	(326,145)

Net increase (decrease)	(111,710)	827,157

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	1,227,661	442,205
Issued to shareholders electing to receive payments of distributions in Fund shares	22,577	18,267
Redemptions	(147,002)	(175,873)

Net increase	1,103,236	284,599

(1)	Class A commenced operations on January 5, 2009.

11

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 34.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 0.4%

Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$482,449

		$482,449

Appliances — 0.4%

Whirlpool Corp., 6.125%, 6/15/11	$320	$331,454
Whirlpool Corp., MTN, 8.60%, 5/1/14	220	259,684

		$591,138

Banks — 8.2%

American Express Co., 6.80% to 9/1/16, 9/1/36(1)(2)	$580	$556,800
American Express Co., 8.125%, 5/20/19	890	1,107,579
Bank of America Corp., 5.65%, 5/1/18	1,150	1,181,129
Capital One Financial Corp., 8.875%, 5/15/40	250	262,638
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57(1)(2)(3)	330	323,050
Citigroup, Inc., 5.00%, 9/15/14	280	280,423
Citigroup, Inc., 5.85%, 8/2/16(3)	745	774,661
Citigroup, Inc., 8.50%, 5/22/19(3)	185	221,042
Credit Suisse/New York, 6.00%, 2/15/18	1,240	1,296,659
Discover Bank, 7.00%, 4/15/20(3)	430	435,252
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37(1)(2)(3)	500	416,250
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,290	1,354,208
HSBC Finance Corp., 5.50%, 1/19/16(3)	755	809,599
Macquarie Group, Ltd., 6.00%, 1/14/20(4)	180	182,931
Manufacturers & Traders Trust Co., 5.629% to 12/1/16, 12/1/21(1)(2)	400	378,856
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,165,893
PNC Funding Corp., 3.625%, 2/8/15	610	628,833

		$11,375,803

Beverages — 1.1%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$191,181
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	690,712
Diageo Capital PLC, 4.828%, 7/15/20(3)	510	542,490
Diageo Capital PLC, 5.875%, 9/30/36(3)	120	133,870

		$1,558,253

Broadcasting and Cable — 1.2%

Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$940,919
Time Warner Cable, Inc., 8.75%, 2/14/19	540	682,988

		$1,623,907

Building Materials — 0.4%

Masco Corp., 7.125%, 3/15/20(3)	$550	$535,327

		$535,327

Commercial Services — 0.5%

Waste Management, Inc., 7.375%, 3/11/19(3)	$260	$315,811
Waste Management, Inc., 7.75%, 5/15/32	310	389,957

		$705,768

Communications Services — 1.3%

AT&T, Inc., 4.85%, 2/15/14(3)	$165	$180,926
AT&T, Inc., 5.80%, 2/15/19(3)	475	536,175
British Telecommunications PLC, 5.95%, 1/15/18	510	533,077
Crown Castle International Corp., 9.00%, 1/15/15	270	286,875
Qwest Corp., 7.625%, 6/15/15(3)	270	290,250

		$1,827,303

Computers — 0.2%

Brocade Communications Systems, Inc., 6.625%, 1/15/18(4)	$300	$299,250

		$299,250

Diversified Manufacturing — 2.0%

Fortune Brands, Inc., 6.375%, 6/15/14(3)	$620	$690,945
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,443,031
Tyco International, Ltd., 6.875%, 1/15/21	550	662,397

		$2,796,373

Drugs — 0.6%

Abbott Laboratories, 6.00%, 4/1/39	$420	$485,412
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	380,143

		$865,555

See notes to financial statements

12

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Electrical and Electronic Equipment — 0.9%

Amphenol Corp., 4.75%, 11/15/14	$700	$742,762
Jabil Circuit, Inc., 7.75%, 7/15/16	450	472,500

		$1,215,262

Energy — 0.1%

Marathon Oil Corp., 6.50%, 2/15/14	$90	$101,428

		$101,428

Financial Services — 1.3%

Franklin Resources, Inc., 2.00%, 5/20/13(3)	$235	$238,723
General Electric Capital Corp., 5.625%, 5/1/18	1,500	1,597,611

		$1,836,334

Foods — 0.8%

Kraft Foods, Inc., 5.375%, 2/10/20	$660	$709,092
McDonald’s Corp., 5.80%, 10/15/17(3)	365	427,093

		$1,136,185

Foods-Retail — 0.9%

Kroger Co. (The), 6.40%, 8/15/17	$620	$723,152
Safeway, Inc., 6.25%, 3/15/14	510	580,987

		$1,304,139

Health Services — 1.0%

HCA, Inc., 8.50%, 4/15/19	$250	$266,250
McKesson Corp., 6.50%, 2/15/14	340	388,832
Quest Diagnostics, Inc., 5.45%, 11/1/15	640	704,950

		$1,360,032

Insurance — 1.5%

Lincoln National Corp., 4.30%, 6/15/15	$465	$473,690
Prudential Financial, Inc., MTN, 6.00%, 12/1/17(3)	605	648,079
The Travelers Cos., Inc., 5.80%, 5/15/18	875	961,871

		$2,083,640

Lodging and Gaming — 0.7%

International Game Technology, 7.50%, 6/15/19	$600	$698,359
MGM Mirage, Inc., 8.50%, 9/15/10	300	300,750

		$999,109

Media — 0.5%

Walt Disney Co. (The), 5.50%, 3/15/19(3)	$600	$693,221

		$693,221

Mining — 0.5%

Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	$510	$670,908

		$670,908

Oil and Gas-Equipment and Services — 0.4%

Transocean, Inc., 7.375%, 4/15/18	$650	$617,898

		$617,898

Pipelines — 1.0%

Energy Transfer Partners LP, 9.70%, 3/15/19	$555	$671,942
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	686,654

		$1,358,596

Real Estate Investment Trusts (REITs) — 1.3%

AvalonBay Communities, Inc., MTN, 5.70%, 3/15/17	$500	$540,856
Developers Diversified Realty Corp., 7.50%, 4/1/17	330	324,446
Regency Centers, LP, 5.875%, 6/15/17	320	338,006
Vornado Realty, LP, 4.25%, 4/1/15	605	602,333

		$1,805,641

Retail-Drug Stores — 0.7%

CVS Caremark Corp., 5.75%, 6/1/17	$640	$713,424
Walgreen Co., 5.25%, 1/15/19(3)	240	272,904

		$986,328

Retail-Specialty and Apparel — 3.0%

Kohl’s Corp., 6.25%, 12/15/17(3)	$600	$700,354
Limited Brands, Inc., 8.50%, 6/15/19	250	270,625
Staples, Inc., 9.75%, 1/15/14(3)	520	638,380
Target Corp., 6.00%, 1/15/18(3)	600	710,454
TJX Cos., Inc., 6.95%, 4/15/19	550	684,490
Toys “R” Us, 10.75%, 7/15/17(4)	250	274,375
Wal-Mart Stores, Inc., 6.20%, 4/15/38	700	823,548

		$4,102,226

See notes to financial statements

13

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Tobacco — 1.1%

Altria Group, Inc., 9.95%, 11/10/38	$440	$580,358
Philip Morris International, Inc., 5.65%, 5/16/18	870	953,846

		$1,534,204

Transportation — 0.6%

Ryder System, Inc., MTN, 7.20%, 9/1/15	$660	$766,649

		$766,649

Utilities — 1.5%

Dominion Resources, Inc., 8.875%, 1/15/19	$485	$642,165
Georgia Power Co., 5.70%, 6/1/17	655	748,487
Southern California Edison Co., 4.15%, 9/15/14	150	161,273
Southern California Edison Co., 6.05%, 3/15/39(3)	490	578,576

		$2,130,501

Total Corporate Bonds
(identified cost $44,121,471)		$47,363,427

Agency Mortgage-Backed Securities — 20.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$461	$477,031
Gold Pool #E00421, 6.00%, 3/1/11	8	8,809
Gold Pool #E00598, 5.50%, 12/1/13	188	203,182
Gold Pool #E00617, 5.50%, 1/1/14	321	346,024
Gold Pool #G04309, 5.50%, 5/1/38	5,530	5,934,979
Gold Pool #G18176, 5.00%, 4/1/22	1,995	2,128,374
PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	52	51,839
PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	148	151,817

		$9,302,055

Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$3,872	$4,157,040
Pool #257169, 4.50%, 3/1/38	3,677	3,822,659
Pool #448183, 5.50%, 10/1/13	32	34,675
Pool #535454, 6.00%, 2/1/15	68	74,003
Pool #545937, 6.00%, 6/1/14	53	58,104
Pool #545948, 6.00%, 12/1/14	43	46,715
Pool #889040, 5.00%, 6/1/37	2,242	2,375,391
Pool #918109, 5.00%, 5/1/37	4,622	4,895,836
Pool #929009, 6.00%, 1/1/38	3,010	3,265,386

		$18,729,809

Government National Mortgage Association:
PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	$644	$716,870
Pool #781412, 6.50%, 2/15/17	249	268,181

		$985,051

Total Agency Mortgage-Backed Securities
(identified cost $26,597,106)		$29,016,915

Commercial Mortgage-Backed Securities — 11.8%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$500	$518,492
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	460	485,347
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	310	325,238
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	400	417,296
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	381	407,845
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40	495	516,136
CGCMT, Series 2004-C1, Class A4, 5.545%, 4/15/40	400	425,832
CSFB, Series 2003-C3, Class A3, 3.382%, 5/15/38	10	10,448
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	350	361,285
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37	450	465,494
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36	505	532,394
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	615	654,111
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38	470	490,514
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	343	353,810
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	172	173,870
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	350	360,768

See notes to financial statements

14

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	$400	$419,715
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39	600	635,808
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	380	398,828
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38	425	448,018
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	350	356,493
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	307,070
LBUBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	124	126,764
LBUBS, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	926,370
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35	440	471,335
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,148,695
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	360	372,507
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	499,882
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40	380	399,987
RBSCF, Series 2010-MB1, Class C, 4.819%, 4/15/15(4)	325	320,872
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	156	156,653
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	655	687,059
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	477,904
WBCMT, Series 2004-C12, Class A4, 5.483%, 7/15/41	585	621,366
WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	411	420,948
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	610	643,668

Total Commercial Mortgage-Backed Securities
(identified cost $15,581,487)		$16,338,822

Asset-Backed Securities — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value

AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(4)	$850	$881,852
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	624,113
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	655,115

Total Asset-Backed Securities
(identified cost $2,049,756)		$2,161,080

U.S. Government Agency Bonds — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association, 4.75%, 11/19/12	$1,000	$1,090,792

Total U.S. Government Agency Bonds
(identified cost $1,018,719)		$1,090,792

U.S. Treasury Obligations — 24.7%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 6.375%, 8/15/27	$6,060	$8,172,480
U.S. Treasury Note, 1.375%, 11/15/12	200	202,937
U.S. Treasury Note, 1.75%, 11/15/11	12,390	12,612,636
U.S. Treasury Note, 3.375%, 11/15/19	9,000	9,331,173
U.S. Treasury Note, 3.50%, 2/15/18	1,650	1,765,114
U.S. Treasury Note, 4.00%, 2/15/15	215	237,407
U.S. Treasury Note, 4.50%, 2/28/11	1,940	1,994,487

Total U.S. Treasury Obligations
(identified cost $32,433,846)		$34,316,234

Taxable Municipal Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations — 0.3%

Dallas County, Hospital District, (Build America Bonds), 4.948%, 8/15/20	$395	$419,956

Total Taxable Municipal Securities
(identified cost $395,000)		$419,956

See notes to financial statements

15

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Preferred Securities — 2.9%

Security	Shares	Value

Commercial Banks — 2.0%

Bank of America Corp., 8.125%(3)(5)	6,500	$635,412
Barclays Bank PLC, 7.434%(3)(4)(5)	7,000	632,275
JPMorgan Chase & Co., 7.90%(5)	6,500	680,863
KeyCorp Capital X, 8.00%(3)	5,000	121,800
Wells Fargo & Co., 7.98%(3)(5)	6,500	687,973

		$2,758,323

Diversified Financial Services — 0.6%

PPTT, 2006-A GS, Class A, 5.925%(4)(5)	8,000	$806,811

		$806,811

Insurance — 0.3%

RAM Holdings, Ltd., Series A, 7.50%(5)(6)	2,000	$500,125

		$500,125

Total Preferred Securities
(identified cost $5,639,253)		$4,065,259

Interest Rate Swaptions — 0.1%

	Expiration	Notional
Description	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/2011	$9,000,000	$116,640

Total Interest Rate Swaptions
(identified cost $548,100)			$116,640

Short-Term Investments — 8.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(7)	$2,966	$2,966,014
Eaton Vance Cash Collateral Fund, LLC, 0.25%(7)(8)	9,153	9,153,385

Total Short-Term Investments
(identified cost $12,119,399)		$12,119,399

Total Investments — 105.8%
(identified cost $140,504,137)		$147,008,524

Other Assets, Less Liabilities — (5.8)%		$(8,119,552)

Net Assets — 100.0%		$138,888,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP - Avis Budget Rental Car Funding LLC

BACM - Bank of America Commercial Mortgage, Inc.

BSCMS - Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT - Citigroup Commercial Mortgage Trust

CMO - Collateralized Mortgage Obligations

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

GECMC - General Electric Commercial Mortgage Corporation

HAROT - Honda Auto Receivables Owner Trust

HART - Hyundai Auto Receivables Trust

JPMCC - JPMorgan Chase Commercial Mortgage Securities Corp.

LBUBS - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MSC - Morgan Stanley Capital I

MTN - Medium-Term Note

PAC - Planned Amortization Class

PPTT - Preferred Pass-Through Trust 2006

RBSCF - Royal Bank of Scotland Citizens Financial

SBM7 - Salomon Brothers Mortgage Securities VII, Inc.

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	The maturity date shown is the scheduled maturity date which is earlier than the final maturity date due to the possibility of earlier repayment.

(3)	All or a portion of this security was on loan at June 30, 2010.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $3,398,366 or 2.4% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2010.

(6)	Non-income producing security.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 were $2,772, $2,248 and $0, respectively.

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

16

Investment Grade Income Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value including $8,964,929 of securities on loan (identified cost, $128,384,738)	$134,889,125
Affiliated investments, at value (identified cost, $12,119,399)	12,119,399
Interest receivable	1,168,035
Interest receivable from affiliated investment	708
Securities lending income receivable	1,070
Receivable for open swap contracts	9,249

Total assets	$148,187,586

Liabilities

Collateral for securities loaned	$9,153,385
Payable for open swap contracts	40,320
Payable to affiliates:
Investment adviser fee	51,447
Trustees’ fees	1,203
Accrued expenses	52,259

Total liabilities	$9,298,614

Net Assets applicable to investors’ interest in Portfolio	$138,888,972

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$132,415,656
Net unrealized appreciation	6,473,316

Total	$138,888,972

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Interest	$2,966,183
Dividends	78,762
Securities lending income, net	2,772
Interest allocated from affiliated investments	2,703
Expenses allocated from affiliated investments	(455)

Total investment income	$3,049,965

Expenses

Investment adviser fee	$301,883
Trustees’ fees and expenses	2,200
Custodian fee	44,244
Legal and accounting services	33,006
Miscellaneous	3,914

Total expenses	$385,247

Net investment income	$2,664,718

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$800,418
Investment transactions allocated from affiliated investments	303
Swap contracts	7,032

Net realized gain	$807,753

Change in unrealized appreciation (depreciation) —
Investments	$3,207,857
Swap contracts	9,476

Net change in unrealized appreciation (depreciation)	$3,217,333

Net realized and unrealized gain	$4,025,086

Net increase in net assets from operations	$6,689,804

See notes to financial statements

17

Investment Grade Income Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$2,664,718	$5,833,720
Net realized gain from investment transactions, financial futures contracts and swap contracts	807,753	350,844
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,217,333	1,228,535

Net increase in net assets from operations	$6,689,804	$7,413,099

Capital transactions —
Contributions	$20,079,392	$41,842,123
Withdrawals	(17,407,327)	(62,494,272)

Net increase (decrease) from capital transactions	$2,672,065	$(20,652,149)

Net increase (decrease) in net assets	$9,361,869	$(13,239,050)

Net Assets

At beginning of period	$129,527,103	$142,766,153

At end of period	$138,888,972	$129,527,103

See notes to financial statements

18

Investment Grade Income Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.58	%(2)	0.57%	0.57%	0.73%	0.76%	0.76%
Net investment income	4.00	%(2)	4.35%	4.82%	4.50%	4.12%	3.48%
Portfolio Turnover	31	%(3)	94%	70%	130%	93%	66%

Total Return	5.15	%(3)	5.99%	4.66%	5.56%	3.27%	2.15%

Net assets, end of period (000’s omitted)	$138,889		$129,527	$142,766	$125,703	$108,501	$104,581

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

19

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 49.8% and 20.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves

20

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return,

21

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Swaptions — The Portfolio may purchase swaptions for the purpose of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $302,044 of which $161 was allocated from Cash Management Portfolio and $301,883 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.45% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30,

22

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$30,735,998
U.S. Government and Agency Securities	13,651,928

$44,387,926

Sales

Investments (non-U.S. Government)	$11,878,811
U.S. Government and Agency Securities	28,082,246

$39,961,057

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,359,458

Gross unrealized appreciation	$8,885,832
Gross unrealized depreciation	(2,236,766)

Net unrealized appreciation	$6,649,066

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive		Net
	Reference	Credit	(000’s	Annual	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Fixed Rate	Date	Depreciation

JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A3/A-	$2,000	0.350%	6/20/12	$(22,445)

HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	B1/BB	1,000	0.880	6/20/11	(17,875)

						$(40,320)

Credit Default Swaps — Buy Protection

Pay
		Notional	Annual		Net
	Reference	Amount	Fixed	Termination	Unrealized
Counterparty	Entity	(000’s omitted)	Rate	Date	Appreciation

JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/11	$9,249

$9,249

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At June 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate swaptions.

23

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $31,071.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and over-the-counter options contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $125,889, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $116,640. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At June 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $9,200 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2010 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative(1)	Liability Derivative(2)

Credit	Credit Default Swaps	$9,249	$(40,320)
Interest rate	Interest Rate Swaptions	116,640	—

Total		$125,889	$(40,320)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts and Unaffiliated investments, at value, respectively.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2010 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation) on
		Derivatives	Derivatives
		Recognized in	Recognized in
Risk	Derivative	Income(1)	Income(2)

Credit	Credit Default Swaps	$7,032	$9,476
Interest rate	Interest Rate Swaptions	(178,812)	(227,718)

Total		$(171,780)	$(218,242)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Investment transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Investments, respectively.

The average notional amount of swaptions and swap contracts outstanding during the six months ended June 30, 2010, which are indicative of the volume of these derivative types, were approximately $10,714,000 and $5,000,000, respectively.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of the requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the

24

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee paid by the Portfolio amounted to $3,613 for the six months ended June 30, 2010. At June 30, 2010, the value of the securities loaned and the value of the collateral received amounted to $8,964,929 and $9,153,385, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans. For the six months ended June 30, 2010, the Portfolio realized losses of $120 on its investment of cash collateral in connection with securities lending.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$47,363,427	$—	$47,363,427
Agency Mortgage-Backed Securities	—	29,016,915	—	29,016,915
Commercial Mortgage-Backed Securities	—	16,338,822	—	16,338,822
Asset-Backed Securities	—	2,161,080	—	2,161,080
U.S. Government Agency Bonds	—	1,090,792	—	1,090,792
U.S. Treasury Obligations	—	34,316,234	—	34,316,234
Taxable Municipal Securities	—	419,956	—	419,956
Preferred Securities	121,800	3,943,459	—	4,065,259
Interest Rate Swaptions	—	116,640	—	116,640
Short-Term Investments	—	12,119,399	—	12,119,399

Total Investments	$121,800	$146,886,724	$—	$147,008,524

Credit Default Swaps	$—	$9,249	$—	$9,249

Total	$121,800	$146,895,973	$—	$147,017,773

Liability Description

Credit Default Swaps	$—	$(40,320)	$—	$(40,320)

Total	$—	$(40,320)	$—	$(40,320)

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

25

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

26

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (“BMR” or the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

27

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Portfolio’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and relevant affiliates thereof are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

28

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Investment Grade Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES CONT’D

Investment Grade Income Portfolio

Officers Thomas H. Luster President Bernard Scozzafava Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

30

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This Page Intentionally Left Blank

Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Grade Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2978-8/10	IGISRC

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report June 30, 2010

# EATON VANCE LARGE-CAP GROWTH FUND

Semiannual Report June 30, 2010 EATON VANCE LARGE-CAP GROWTH FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Large-Cap Growth Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Lewis R. Piantedosi
Co-Portfolio Manager

Yana S. Barton, CFA
Co-Portfolio Manager
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.
•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six months ending June 30, 2010, the Fund[1] outperformed its Lipper peer group but lagged its benchmark, the Russell 1000 Growth Index (the Index).[2] Each of the ten economic sectors represented in the Index posted negative returns for the period, with most of the losses coming in the second quarter of 2010. Telecommunication services, industrials and consumer discretionary registered the smallest decreases, at less than 2% each. Energy, utilities and materials were hit the hardest.

•	The Fund’s underperformance of the Index was a function of security selection rather than asset allocation decisions. On a sector level, Fund returns were restrained most notably by stock selection in the health care, industrials, consumer staples and energy sectors. Underperforming industries for the Fund relative to the Index included communications equipment, health care equipment and specialty retail.

•	Global growth concerns and the oil spill debacle in the Gulf of Mexico broadly impacted the energy sector, and the Fund was not left unscathed as select exploration and production and coal-related holdings under-performed during the period.

Total Return Performance
12/31/09 – 6/30/10

Class A3	-8.11%
Class B3	-8.42
Class C3	-8.44
Class I3	-7.99
Class R3	-8.12
Russell 1000 Growth Index[1]	-7.65
Lipper Large-Cap Growth Funds Average[1]	-8.67

See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Large-Cap Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

1

Eaton Vance Large-Cap Growth Fund as of June 30, 2010
INVESTMENT UPDATE
•	Stock selection in information technology (IT) proved to be the most prominent driver of relative strength for the six-month period. Selection gains in IT were broadly diversified by industry, with positions in Internet software and services, semiconductors and software adding value. Other factors that contributed positively to comparative performance included stock selection in the financials sector and a lack of exposure to the utilities sector.

•	At the end of the six-month period, the Fund was overweighted versus the Index in the IT and consumer staples sectors and underweighted in the materials and consumer discretionary groups.

•	As always, we thank you for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1
By net assets

Apple, Inc.	3.6%
Cisco Systems, Inc.	2.6
Google, Inc., Class A	2.5
Microsoft Corp.	2.3
PepsiCo, Inc.	2.1
Intel Corp.	2.1
Wal-Mart Stores, Inc.	2.0
Akamai Technologies, Inc.	2.0
Broadcom Corp., Class A	1.9
EMC Corp.	1.8

[1]	Top 10 Holdings represented 22.9% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

2

Eaton Vance Large-Cap Growth Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I	Class R
Share Class Symbol	EALCX	EBLCX	ECLCX	ELCIX	ELCRX

Average Annual Total Returns (at net asset value)
Six Months	-8.11%	-8.42%	-8.44%	-7.99%	-8.12%
One Year	12.73	11.89	11.82	13.00	N.A.
Five Years	1.18	0.48	0.44	N.A.	N.A.
Life of Fund†	4.68	3.92	3.89	-5.45	5.45	††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-13.41%	-13.00%	-9.36%	-7.99%	-8.12%
One Year	6.28	6.89	10.82	13.00	N.A.
Five Years	-0.01	0.10	0.44	N.A.	N.A.
Life of Fund†	3.89	3.92	3.89	-5.45	5.45	††

†	Inception Dates – Class A, Class B, and Class C: 9/9/02; Class I: 5/3/07; Class R: 8/3/09

††	Performance is cumulative since share class inception.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I	Class R

Gross Expense Ratio	1.49%	2.24%	2.24%	1.24%	1.74%
Net Expense Ratio	1.25	2.00	2.00	1.00	1.50

[2]	Source: Prospectus dated 5/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through April 30, 2011. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Large-Cap Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$918.90	$5.95	**
Class B	$1,000.00	$915.80	$9.50	**
Class C	$1,000.00	$915.60	$9.50	**
Class I	$1,000.00	$920.10	$4.76	**
Class R	$1,000.00	$918.80	$7.14	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**
Class B	$1,000.00	$1,014.90	$9.99	**
Class C	$1,000.00	$1,014.90	$9.99	**
Class I	$1,000.00	$1,019.80	$5.01	**
Class R	$1,000.00	$1,017.40	$7.50	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, 1.00% for Class I shares and 1.50% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to the administrator of the Fund, expenses would be higher.

4

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Large-Cap Growth Portfolio, at value (identified cost, $129,805,306)	$141,431,637
Receivable for Fund shares sold	609,917
Receivable from affiliate	25,925

Total assets	$142,067,479

Liabilities

Payable for Fund shares redeemed	$246,852
Payable to affiliates:
Distribution and service fees	45,874
Administration fee	18,364
Trustees’ fees	125
Accrued expenses	61,790

Total liabilities	$373,005

Net Assets	$141,694,474

Sources of Net Assets

Paid-in capital	$144,415,864
Accumulated net realized loss from Portfolio	(14,319,868)
Accumulated investment loss	(27,853)
Net unrealized appreciation from Portfolio	11,626,331

Total	$141,694,474

Class A Shares

Net Assets	$86,004,872
Shares Outstanding	6,432,547
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.37
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.19

Class B Shares

Net Assets	$7,945,608
Shares Outstanding	630,133
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.61

Class C Shares

Net Assets	$23,195,419
Shares Outstanding	1,843,388
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.58

Class I Shares

Net Assets	$24,137,466
Shares Outstanding	1,791,672
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.47

Class R Shares

Net Assets	$411,109
Shares Outstanding	30,806
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $6,026)	$993,333
Interest allocated from Portfolio	3,146
Expenses allocated from Portfolio	(534,855)

Total investment income from Portfolio	$461,624

Expenses

Administration fee	$110,987
Distribution and service fees
Class A	110,913
Class B	46,265
Class C	127,351
Class R	21
Trustees’ fees and expenses	250
Custodian fee	10,351
Transfer and dividend disbursing agent fees	108,152
Legal and accounting services	11,509
Printing and postage	18,157
Registration fees	36,665
Miscellaneous	7,385

Total expenses	$588,006

Deduct —
Allocation of expenses to affiliate	$96,527

Total expense reductions	$96,527

Net expenses	$491,479

Net investment loss	$(29,855)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$2,357,640
Foreign currency transactions	(221)

Net realized gain	$2,357,419

Change in unrealized appreciation (depreciation) —
Investments	$(15,106,704)
Foreign currency	(1,106)

Net change in unrealized appreciation (depreciation)	$(15,107,810)

Net realized and unrealized loss	$(12,750,391)

Net decrease in net assets from operations	$(12,780,246)

See notes to financial statements

5

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment loss	$(29,855)	$(52,425)
Net realized gain (loss) from investment and foreign currency transactions	2,357,419	(5,410,715)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(15,107,810)	38,984,167

Net increase (decrease) in net assets from operations	$(12,780,246)	$33,521,027

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,791,515	$45,650,814
Class B	960,537	2,415,578
Class C	4,159,126	10,309,369
Class I	5,178,360	21,542,733
Class R	429,587	1,000
Cost of shares redeemed
Class A	(13,212,239)	(37,422,807)
Class B	(1,238,508)	(2,435,368)
Class C	(4,402,305)	(6,042,376)
Class I	(1,912,166)	(867,233)
Class R	(23)	—
Net asset value of shares exchanged
Class A	856,076	740,623
Class B	(856,076)	(740,623)
Contingent deferred sales charges
Class B	—	8,629

Net increase in net assets from Fund share transactions	$10,753,884	$33,160,339

Net increase (decrease) in net assets	$(2,026,362)	$66,681,366

Net Assets

At beginning of period	$143,720,836	$77,039,470

At end of period	$141,694,474	$143,720,836

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(27,853)	$2,002

See notes to financial statements

6

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008		2007	2006		2005

Net asset value — Beginning of period	$14.550		$10.680		$17.300		$15.530	$14.100		$13.600

Income (Loss) From Operations

Net investment income (loss)(1)	$0.007		$0.014		$0.021		$0.006	$(0.020)		$0.000	(2)
Net realized and unrealized gain (loss)	(1.187)		3.856		(6.608)		1.954	1.773		0.902

Total income (loss) from operations	$(1.180)		$3.870		$(6.587)		$1.960	$1.753		$0.902

Less Distributions

From net realized gain	$—		$—		$(0.033)		$(0.190)	$(0.323)		$(0.402)

Total distributions	$—		$—		$(0.033)		$(0.190)	$(0.323)		$(0.402)

Net asset value — End of period	$13.370		$14.550		$10.680		$17.300	$15.530		$14.100

Total Return(3)	(8.11	)%(4)	36.11%		(38.08)%		12.60%	12.42	%(5)	6.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86,005		$85,281		$52,923		$71,184	$45,236		$20,037
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.25	%(8)(9)	1.25	%(8)	1.30	%(8)	1.39%	1.40%		1.40	%(8)
Net investment income (loss)	0.10	%(9)	0.12%		0.15%		0.04%	(0.14)%		0.00	%(10)
Portfolio Turnover of the Portfolio	29	%(4)	60%		84%		46%	56%		55%

(1)	Computed using average shares outstanding.

(2)	Amount less than $0.001.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee or the administrator subsidized certain operating expenses (equal to 0.13%, 0.24%, 0.16% and less than 0.01% of average daily net assets for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008 and 2005, respectively).

(9)	Annualized.

(10)	Amount is less than 0.01%.

See notes to financial statements

7

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008		2007	2006		2005

Net asset value — Beginning of period	$13.770		$10.170		$16.580		$15.010	$13.730		$13.360

Income (Loss) From Operations

Net investment loss(1)	$(0.046)		$(0.057)		$(0.085)		$(0.112)	$(0.125)		$(0.101)
Net realized and unrealized gain (loss)	(1.114)		3.645		(6.293)		1.872	1.728		0.873

Total income (loss) from operations	$(1.160)		$3.588		$(6.378)		$1.760	$1.603		$0.772

Less Distributions

From net realized gain	$—		$—		$(0.033)		$(0.190)	$(0.323)		$(0.402)

Total distributions	$—		$—		$(0.033)		$(0.190)	$(0.323)		$(0.402)

Contingent deferred sales charges(1)	$—		$0.012		$0.001		$—	$—		$—

Net asset value — End of period	$12.610		$13.770		$10.170		$16.580	$15.010		$13.730

Total Return(2)	(8.42	)%(3)	35.40%		(38.53)%		11.70%	11.67	%(4)	5.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,946		$9,809		$8,036		$15,802	$12,484		$11,809
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.00	%(7)(8)	1.88	%(7)	2.05	%(7)	2.14%	2.15%		2.15	%(7)
Net investment loss	(0.67	)%(8)	(0.50)%		(0.62)%		(0.70)%	(0.88)%		(0.75)%
Portfolio Turnover of the Portfolio	29	%(3)	60%		84%		46%	56%		55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee or the administrator subsidized certain operating expenses (equal to 0.13%, 0.24%, 0.15% and less than 0.01% of average daily net assets for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008 and 2005, respectively).

(8)	Annualized.

See notes to financial statements

8

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009		2008		2007	2006		2005

Net asset value — Beginning of period	$13.740		$10.160		$16.590		$15.010	$13.730		$13.360

Income (Loss) From Operations

Net investment loss(1)	$(0.045)		$(0.072)		$(0.083)		$(0.114)	$(0.127)		$(0.101)
Net realized and unrealized gain (loss)	(1.115)		3.652		(6.314)		1.884	1.730		0.873

Total income (loss) from operations	$(1.160)		$3.580		$(6.397)		$1.770	$1.603		$0.772

Less Distributions

From net realized gain	$—		$—		$(0.033)		$(0.190)	$(0.323)		$(0.402)

Total distributions	$—		$—		$(0.033)		$(0.190)	$(0.323)		$(0.402)

Net asset value — End of period	$12.580		$13.740		$10.160		$16.590	$15.010		$13.730

Total Return(2)	(8.44	)%(3)	35.10%		(38.56)%		11.77%	11.67	%(4)	5.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,195		$25,645		$15,424		$20,818	$13,146		$7,606
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.00	%(7)(8)	2.00	%(7)	2.05	%(7)	2.14%	2.15%		2.15	%(7)
Net investment loss	(0.66	)%(8)	(0.62)%		(0.60)%		(0.70)%	(0.88)%		(0.75)%
Portfolio Turnover of the Portfolio	29	%(3)	60%		84%		46%	56%		55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee or the administrator subsidized certain operating expenses (equal to 0.13%, 0.24%, 0.16% and less than 0.01% of average daily net assets for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008 and 2005, respectively).

(8)	Annualized.

See notes to financial statements

9

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2010						Period Ended
	(Unaudited)		2009		2008		December 31, 2007(1)

Net asset value — Beginning of period	$14.640		$10.720		$17.320		$16.290

Income (Loss) From Operations

Net investment income(2)	$0.025		$0.056		$0.059		$0.010
Net realized and unrealized gain (loss)	(1.195)		3.864		(6.626)		1.210

Total income (loss) from operations	$(1.170)		$3.920		$(6.567)		$1.220

Less Distributions

From net realized gain	$—		$—		$(0.033)		$(0.190)

Total distributions	$—		$—		$(0.033)		$(0.190)

Net asset value — End of period	$13.470		$14.640		$10.720		$17.320

Total Return(3)	(7.99	)%(4)	36.57%		(37.98)%		7.46	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,137		$22,984		$656		$127
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)(8)	1.00	%(7)	1.05	%(7)	1.14	%(8)
Net investment income	0.35	%(8)	0.43%		0.44%		0.09	%(8)
Portfolio Turnover of the Portfolio	29	%(4)	60%		84%		46	%(9)

(1)	For the period from the start of business, May 3, 2007, to December 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The administrator subsidized certain operating expenses (equal to 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2010 and the years ended December 31, 2009 and 2008, respectively).

(8)	Annualized.

(9)	For the Portfolio’s fiscal year ended December 31, 2007.

See notes to financial statements

10

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009(1)

Net asset value — Beginning of period	$14.530		$12.660

Income (Loss) From Operations

Net investment income (loss)(2)	$0.104		$(0.008)
Net realized and unrealized gain (loss)	(1.284)		1.878

Total income (loss) from operations	$(1.180)		$1.870

Net asset value — End of period	$13.350		$14.530

Total Return(3)	(8.12	)%(4)	14.77	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$411		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.50	%(7)(8)	1.50	%(7)(8)
Net investment income (loss)	1.48	%(8)	(0.15	)%(8)
Portfolio Turnover of the Portfolio	29	%(4)	60	%(9)

(1)	For the period from the start of business, August 3, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The administrator subsidized certain operating expenses (equal to 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2010 and the period ended December 31, 2009, respectively).

(8)	Annualized.

(9)	For the Portfolio’s fiscal year ended December 31, 2009.

See notes to financial statements

11

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Growth Portfolio (the Portfolio), a Massachusetts trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.5% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $16,794,031 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($8,984,016) and December 31, 2017 ($7,810,015).

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund

12

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2010, the administration fee amounted to $110,987. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.25%, 2.00%, 2.00%, 1.00% and 1.50% annually of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2011. Pursuant to this agreement, EVM was allocated $96,527 of the Fund’s operating expenses for the six months ended June 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $3,837 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,370 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $110,913 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see

13

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $34,699 and $95,513 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $10,000 and $1,497,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $11, representing 0.25% (annualized) of the average daily net assets of Class R shares. The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $11,566, $31,838 and $10 for Class B, Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $1,000, $7,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $16,743,370 and $6,440,592, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	1,419,776	3,770,680
Redemptions	(907,421)	(2,925,375)
Exchange from Class B shares	57,512	62,021

Net increase	569,867	907,326

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	69,324	207,030
Redemptions	(90,635)	(219,925)
Exchange to Class A shares	(60,897)	(65,303)

Net decrease	(82,208)	(78,198)

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	298,317	895,332
Redemptions	(321,271)	(546,309)

Net increase (decrease)	(22,954)	349,023

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	348,775	1,579,373
Redemptions	(127,496)	(70,195)

Net increase	221,279	1,509,178

14

Eaton Vance Large-Cap Growth Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	June 30, 2010	Period Ended
Class R	(Unaudited)	December 31, 2009(1)

Sales	30,728	79
Redemptions	(1)	—

Net increase	30,727	79

(1)	Class R commenced operations on August 3, 2009.

15

Large-Cap Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value

Aerospace & Defense — 3.4%

Boeing Co. (The)	29,800	$1,869,950
General Dynamics Corp.	28,300	1,657,248
United Technologies Corp.	29,900	1,940,809

		$5,468,007

Air Freight & Logistics — 2.0%

Expeditors International of Washington, Inc.	54,600	$1,884,246
FedEx Corp.	19,400	1,360,134

		$3,244,380

Auto Components — 1.2%

Lear Corp.(1)	29,700	$1,966,140

		$1,966,140

Beverages — 3.6%

Coca-Cola Co. (The)	49,700	$2,490,964
PepsiCo, Inc.	55,250	3,367,488

		$5,858,452

Biotechnology — 2.5%

Amgen, Inc.(1)	32,400	$1,704,240
Celgene Corp.(1)	47,728	2,425,537

		$4,129,777

Commercial Banks — 0.7%

Wells Fargo & Co.	44,400	$1,136,640

		$1,136,640

Commercial Services & Supplies — 1.0%

Waste Management, Inc.	54,500	$1,705,305

		$1,705,305

Communications Equipment — 3.5%

Cisco Systems, Inc.(1)	195,900	$4,174,629
QUALCOMM, Inc.	45,500	1,494,220

		$5,668,849

Computers & Peripherals — 7.1%

Apple, Inc.(1)	23,500	$5,910,955
EMC Corp.(1)	158,500	2,900,550
Hewlett-Packard Co.	65,800	2,847,824

		$11,659,329

Construction & Engineering — 1.1%

Fluor Corp.	41,400	$1,759,500

		$1,759,500

Consumer Finance — 1.0%

American Express Co.	39,800	$1,580,060

		$1,580,060

Diversified Financial Services — 1.5%

Bank of America Corp.	76,365	$1,097,365
JPMorgan Chase & Co.	38,900	1,424,129

		$2,521,494

Electrical Equipment — 0.8%

Emerson Electric Co.	28,200	$1,232,058

		$1,232,058

Electronic Equipment, Instruments & Components — 2.6%

Agilent Technologies, Inc.(1)	62,500	$1,776,875
Corning, Inc.	155,651	2,513,764

		$4,290,639

Energy Equipment & Services — 2.4%

Halliburton Co.	57,900	$1,421,445
Schlumberger, Ltd.	44,500	2,462,630

		$3,884,075

Food & Staples Retailing — 2.7%

Walgreen Co.	41,500	$1,108,050
Wal-Mart Stores, Inc.	68,400	3,287,988

		$4,396,038

See notes to financial statements

16

Large-Cap Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food Products — 2.1%

Kellogg Co.	38,900	$1,956,670
Nestle SA	31,000	1,494,784

		$3,451,454

Health Care Equipment & Supplies — 3.1%

Covidien PLC	36,100	$1,450,498
Medtronic, Inc.	57,300	2,078,271
Zimmer Holdings, Inc.(1)	28,900	1,562,045

		$5,090,814

Health Care Providers & Services — 0.8%

VCA Antech, Inc.(1)	53,400	$1,322,184

		$1,322,184

Hotels, Restaurants & Leisure — 2.3%

Carnival Corp.	63,260	$1,912,982
Starbucks Corp.	74,000	1,798,200

		$3,711,182

Household Durables — 1.1%

Whirlpool Corp.	20,100	$1,765,182

		$1,765,182

Household Products — 3.6%

Clorox Co. (The)	27,100	$1,684,536
Colgate-Palmolive Co.	32,500	2,559,700
Procter & Gamble Co.	28,300	1,697,434

		$5,941,670

Industrial Conglomerates — 1.1%

3M Co.	22,500	$1,777,275

		$1,777,275

Insurance — 1.0%

Prudential Financial, Inc.	28,800	$1,545,408

		$1,545,408

Internet Software & Services — 5.6%

Akamai Technologies, Inc.(1)	80,100	$3,249,657
Google, Inc., Class A(1)	9,100	4,049,045
VeriSign, Inc.(1)	72,100	1,914,255

		$9,212,957

IT Services — 4.0%

Cognizant Technology Solutions Corp., Class A(1)	35,800	$1,792,148
International Business Machines Corp.	20,600	2,543,688
MasterCard, Inc., Class A	10,800	2,154,924

		$6,490,760

Machinery — 2.2%

Caterpillar, Inc.	32,807	$1,970,716
PACCAR, Inc.	41,500	1,654,605

		$3,625,321

Media — 2.3%

Discovery Communications, Inc., Class A(1)	52,000	$1,856,920
Walt Disney Co. (The)	62,500	1,968,750

		$3,825,670

Metals & Mining — 1.4%

Nucor Corp.	59,000	$2,258,520

		$2,258,520

Multiline Retail — 2.3%

Macy’s, Inc.	125,300	$2,242,870
Target Corp.	31,900	1,568,523

		$3,811,393

Oil, Gas & Consumable Fuels — 5.7%

Apache Corp.	18,800	$1,582,772
Exxon Mobil Corp.	42,482	2,424,448
Hess Corp.	31,500	1,585,710
Occidental Petroleum Corp.	24,800	1,913,320
Southwestern Energy Co.(1)	46,000	1,777,440

		$9,283,690

Pharmaceuticals — 5.9%

Abbott Laboratories	53,950	$2,523,781
Allergan, Inc.	36,600	2,132,316
Johnson & Johnson	29,300	1,730,458

See notes to financial statements

17

Large-Cap Growth Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Pharmaceuticals (continued)

Shire PLC ADR	28,200	$1,730,916
Teva Pharmaceutical Industries, Ltd. ADR	30,200	1,570,098

		$9,687,569

Semiconductors & Semiconductor Equipment — 6.9%

Analog Devices, Inc.	90,500	$2,521,330
Broadcom Corp., Class A	93,650	3,087,640
Cypress Semiconductor Corp.(1)	227,400	2,283,096
Intel Corp.	172,300	3,351,235

		$11,243,301

Software — 4.5%

Activision Blizzard, Inc.	160,000	$1,678,400
Microsoft Corp.	160,232	3,686,938
Oracle Corp.	89,500	1,920,670

		$7,286,008

Specialty Retail — 0.9%

Bed Bath & Beyond, Inc.(1)	39,500	$1,464,660

		$1,464,660

Textiles, Apparel & Luxury Goods — 1.4%

NIKE, Inc., Class B	34,900	$2,357,495

		$2,357,495

Wireless Telecommunication Services — 1.1%

American Tower Corp., Class A(1)	41,600	$1,851,200

		$1,851,200

Total Common Stocks
(identified cost $144,252,143)		$157,504,456

Short-Term Investments — 3.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$5,895	$5,894,983

Total Short-Term Investments
(identified cost $5,894,983)		$5,894,983

Total Investments — 100.0%
(identified cost $150,147,126)		$163,399,439

Other Assets, Less Liabilities — 0.0%		$29,892

Net Assets — 100.0%		$163,429,331

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 was $3,056 and $0, respectively.

See notes to financial statements

18

Large-Cap Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $144,252,143)	$157,504,456
Affiliated investment, at value (identified cost, $5,894,983)	5,894,983
Dividends receivable	129,303
Interest receivable from affiliated investment	872
Tax reclaims receivable	31,633

Total assets	$163,561,247

Liabilities

Payable to affiliates:
Investment adviser fee	$92,062
Trustees’ fees	1,518
Accrued expenses	38,336

Total liabilities	$131,916

Net Assets applicable to investors’ interest in Portfolio	$163,429,331

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$150,176,343
Net unrealized appreciation	13,252,988

Total	$163,429,331

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $6,990)	$1,152,898
Interest allocated from affiliated investments	3,647
Expenses allocated from affiliated investments	(591)

Total investment income	$1,155,954

Expenses

Investment adviser fee	$558,303
Trustees’ fees and expenses	3,228
Custodian fee	40,685
Legal and accounting services	14,414
Miscellaneous	3,843

Total expenses	$620,473

Net investment income	$535,481

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,779,317
Investment transactions allocated from affiliated investments	156
Foreign currency transactions	(256)

Net realized gain	$2,779,217

Change in unrealized appreciation (depreciation) —
Investments	$(17,502,925)
Foreign currency	(1,291)

Net change in unrealized appreciation (depreciation)	$(17,504,216)

Net realized and unrealized loss	$(14,724,999)

Net decrease in net assets from operations	$(14,189,518)

See notes to financial statements

19

Large-Cap Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$535,481	$775,069
Net realized gain (loss) from investment and foreign currency transactions	2,779,217	(6,780,996)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(17,504,216)	46,318,232

Net increase (decrease) in net assets from operations	$(14,189,518)	$40,312,305

Capital transactions —
Contributions	$19,128,243	$71,107,268
Withdrawals	(9,140,275)	(36,913,195)

Net increase from capital transactions	$9,987,968	$34,194,073

Net increase (decrease) in net assets	$(4,201,550)	$74,506,378

Net Assets

At beginning of period	$167,630,881	$93,124,503

At end of period	$163,429,331	$167,630,881

See notes to financial statements

20

Large-Cap Growth Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.72	%(2)	0.75%	0.76%	0.75%	0.78%		0.82	%(3)
Net investment income	0.62	%(2)	0.63%	0.69%	0.67%	0.48%		0.58%
Portfolio Turnover	29	%(4)	60%	84%	46%	56%		55%

Total Return	(7.86	)%(4)	36.77%	(37.73)%	13.30%	13.14	%(5)	7.23%

Net assets, end of period (000’s omitted)	$163,429		$167,631	$93,125	$128,121	$84,017		$39,588

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2005).

(4)	Not annualized.

(5)	During the year ended December 31, 2006, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2006.

See notes to financial statements

21

Large-Cap Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Large-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 86.5% and 3.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

22

Large-Cap Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $558,534 of which $231 was allocated from Cash Management Portfolio and $558,303 was paid or accrued directly by the Portfolio. For

23

Large-Cap Growth Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the six months ended June 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $56,901,650 and $49,031,433, respectively, for the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$150,243,036

Gross unrealized appreciation	$18,734,371
Gross unrealized depreciation	(5,577,968)

Net unrealized appreciation	$13,156,403

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$18,901,722	$—		$—	$18,901,722
Consumer Staples	18,152,829	1,494,784		—	19,647,613
Energy	13,167,765	—		—	13,167,765
Financials	6,783,602	—		—	6,783,602
Health Care	20,230,344	—		—	20,230,344
Industrials	18,811,847	—		—	18,811,847
Information Technology	55,851,843	—		—	55,851,843
Materials	2,258,520	—		—	2,258,520
Telecommunication Services	1,851,200	—		—	1,851,200

Total Common Stocks	$156,009,672	$1,494,784	*	$—	$157,504,456

Short-Term Investments	$—	$5,894,983		—	$5,894,983

Total Investments	$156,009,672	$7,389,767		$—	$163,399,439

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

24

Eaton Vance Large-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance Large-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

26

Eaton Vance Large-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance Large-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Large-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Eaton Vance Large-Cap Growth Fund

OFFICERS AND TRUSTEES CONT’D

Large-Cap Growth Portfolio

Officers
Duncan W. Richardson
President

Yana S. Barton
Vice President

Lewis R. Piantedosi
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

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Investment Adviser of Large-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Growth Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1559-8/10	LCCSRC

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report June 30, 2010

# EATON VANCE LARGE-CAP VALUE FUND

S e m i a n n u a l R e p o r t J u n e 3 0 , 2 0 1 0 EATON VANCE LARGE-CAP VALUE FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Large-Cap Value Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Portfolio Management Team
Back row: Michael Mach, Lead
Portfolio Manager, Stephen J.
Kaszynski. Front row: John D.
Crowley, Matthew F. Beaudry
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.
•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Against this volatile backdrop, the Fund[1] trailed its benchmark, the Russell 1000 Value Index (the Index), as well as the Lipper Large-Cap Core Funds Average during the six-month period.[2]

•	From a sector perspective, security selection in energy accounted for the primary source of underperformance. The Fund and Index held a roughly equal weighting in the energy sector during the period; unfortunately, stocks in the Index fared far better than those in the Fund. Materials was the second-biggest detractor, for very similar reasons. Again, despite having a weighting similar to the benchmark, the Fund’s stock picks in the sector proved to be unfavorable in comparison.

•	Other detractors included information technology and consumer staples—the only sector in the Index with a positive return over the past six months—while health care lagged as well. The volatile political and regulatory climate for health care contributed to the unpredictable price movements of stocks, and a number of positions held by the Fund in this sector were negatively affected.
Total Return Performance
12/31/09 – 6/30/10

Class A3	-8.28%
Class B3	-8.58
Class C3	-8.57
Class I3	-8.14
Class R3	-8.40
Russell 1000 Value Index[2]	-5.12
Lipper Large-Cap Core Funds Average[2]	-7.87
See page 3 for more performance information.

[1]	The Fund currently invests in a separate registered investment company, Large-Cap Value Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value.

Eaton Vance Large-Cap Value Fund as of June 30, 2010
INVESTMENT UPDATE
•	On the upside, stock selection in financials was the Fund’s biggest relative contributor. Fund holdings in that sector – the Index’s largest sector weighting – outpaced the benchmark’s overall six-month return. Although the Fund’s slight underweighting here mildly detracted, strength in stock selection more than offset any disadvantage of that posture.

•	Underweighting utilities also paid off, as did more-favorable stock selection in the group. The second-best contributor was an underweighted positioning in telecommunication services. The Fund had only modest exposure to this sector because of its less-cyclical nature—meaning it’s typically less sensitive to an economic or stock market rebound.

•	While management is encouraged by the recent economic recovery, some clouds still remain. The threat of higher interest rates, an expanding budget deficit and rising taxes could crimp the economy’s and equity market’s growth. On a brighter note, management believes the stocks held in the Fund were attractively valued at period end and that, longer term, the Fund’s disciplined value style and its research-driven investment process can make it an attractive opportunity for long-term investors.

•	Effective December 31, 2009, the Fund is managed by a team of portfolio managers led by Michael R. Mach. The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski.

•	We thank you for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1
By net assets

Wells Fargo & Co.	2.6%
Bank of America Corp.	2.5
McDonald’s Corp.	2.5
JPMorgan Chase & Co.	2.5
Occidental Petroleum Corp.	2.4
ConocoPhillips	2.4
PNC Financial Services Group, Inc.	2.3
Exxon Mobil Corp.	2.3
Apache Corp.	2.2
Prudential Financial, Inc.	2.2

[1]	Top 10 Holdings represented 23.9% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

Eaton Vance Large-Cap Value Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I	Class R
Share Class Symbol	EHSTX	EMSTX	ECSTX	EILVX	ERSTX

Average Annual Total Returns (at net asset value)

Six Months	-8.28%	-8.58%	-8.57%	-8.14%	-8.40%
One Year	11.42	10.63	10.66	11.74	11.16
Five Years	-0.24	-0.97	-0.97	0.04	-0.48
Ten Years	3.90	3.12	3.12	N.A.	N.A.
Life of Fund†	8.97	7.51	7.61	0.83	1.83
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-13.55%	-13.14%	-9.48%	-8.14%	-8.40%
One Year	5.04	5.63	9.66	11.74	11.16
Five Years	-1.41	-1.34	-0.97	0.04	-0.48
Ten Years	3.28	3.12	3.12	N.A.	N.A.
Life of Fund†	8.89	7.51	7.61	0.83	1.83

†	Inception Dates – Class A: 9/23/31; Class B: 8/17/94; Class C: 11/4/94; Class I: 12/28/04; Class R: 2/18/04

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I	Class R

Expense Ratio	1.03%	1.78%	1.78%	0.78%	1.28%

[2]	Source: Prospectus dated 5/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Large-Cap Value Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Large-Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$917.20	$4.71
Class B	$1,000.00	$914.20	$8.26
Class C	$1,000.00	$914.30	$8.26
Class I	$1,000.00	$918.60	$3.52
Class R	$1,000.00	$916.00	$5.89

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.96
Class B	$1,000.00	$1,016.20	$8.70
Class C	$1,000.00	$1,016.20	$8.70
Class I	$1,000.00	$1,021.10	$3.71
Class R	$1,000.00	$1,018.60	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class A shares, 1.74% for Class B shares, 1.74% for Class C shares, 0.74% for Class I shares and 1.24% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Large-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Large-Cap Value Portfolio, at value (identified cost, $14,048,681,035)	$15,109,946,657
Receivable for Fund shares sold	65,404,343

Total assets	$15,175,351,000

Liabilities

Payable for Fund shares redeemed	$33,713,001
Payable to affiliates:
Distribution and service fees	2,585,875
Trustees’ fees	125
Accrued expenses	3,723,237

Total liabilities	$40,022,238

Net Assets	$15,135,328,762

Sources of Net Assets

Paid-in capital	$17,378,950,664
Accumulated net realized loss from Portfolio	(3,298,263,766)
Accumulated distributions in excess of net investment income	(6,623,758)
Net unrealized appreciation from Portfolio	1,061,265,622

Net Assets	$15,135,328,762

Class A Shares

Net Assets	$8,243,190,378
Shares Outstanding	539,702,239
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.27
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.20

Class B Shares

Net Assets	$98,222,332
Shares Outstanding	6,427,616
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.28

Class C Shares

Net Assets	$673,980,896
Shares Outstanding	44,117,475
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.28

Class I Shares

Net Assets	$5,828,201,011
Shares Outstanding	380,585,926
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.31

Class R Shares

Net Assets	$291,734,145
Shares Outstanding	19,126,124
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $2,238,509)	$163,802,973
Interest allocated from Portfolio	215,897
Securities lending income allocated from Portfolio, net	1,052,908
Expenses allocated from Portfolio	(48,963,183)

Total investment income from Portfolio	$116,108,595

Expenses

Distribution and service fees
Class A	$11,615,854
Class B	582,418
Class C	3,737,629
Class R	791,594
Trustees’ fees and expenses	251
Custodian fee	18,008
Transfer and dividend disbursing agent fees	9,995,655
Legal and accounting services	70,629
Printing and postage	675,047
Registration fees	440,965
Miscellaneous	37,171

Total expenses	$27,965,221

Net investment income	$88,143,374

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$160,831,131
Foreign currency transactions	(155,665)

Net realized gain	$160,675,466

Change in unrealized appreciation (depreciation) —
Investments	$(1,615,920,134)
Foreign currency	(241,034)

Net change in unrealized appreciation (depreciation)	$(1,616,161,168)

Net realized and unrealized loss	$(1,455,485,702)

Net decrease in net assets from operations	$(1,367,342,328)

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$88,143,374	$186,400,475
Net realized gain (loss) from investment and foreign currency transactions and capital gain distributions received	160,675,466	(1,774,831,369)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,616,161,168)	4,030,678,894

Net increase (decrease) in net assets from operations	$(1,367,342,328)	$2,442,248,000

Distributions to shareholders —
From net investment income
Class A	$(48,969,819)	$(125,131,292)
Class B	(169,893)	(956,603)
Class C	(1,191,703)	(5,165,474)
Class I	(39,495,085)	(57,261,629)
Class R	(1,328,552)	(3,292,972)

Total distributions to shareholders	$(91,155,052)	$(191,807,970)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,441,229,243	$4,368,172,930
Class B	4,001,262	9,554,361
Class C	82,862,564	171,889,963
Class I	1,622,475,694	3,542,643,662
Class R	52,590,130	114,214,246
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	45,147,281	105,701,410
Class B	140,109	770,749
Class C	808,963	3,488,132
Class I	20,786,394	33,233,714
Class R	1,226,343	3,000,006
Cost of shares redeemed
Class A	(1,943,577,908)	(3,740,017,307)
Class B	(10,625,290)	(31,414,064)
Class C	(94,405,137)	(180,094,904)
Class I	(720,607,831)	(811,589,817)
Class R	(49,914,976)	(62,255,116)
Net asset value of shares exchanged
Class A	9,813,799	14,394,205
Class B	(9,813,799)	(14,394,205)

Net increase in net assets from Fund share transactions	$452,136,841	$3,527,297,965

Net increase (decrease) in net assets	$(1,006,360,539)	$5,777,737,995

	Six Months Ended
	June 30, 2010	Year Ended
Net Assets	(Unaudited)	December 31, 2009

At beginning of period	$16,141,689,301	$10,363,951,306

At end of period	$15,135,328,762	$16,141,689,301

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(6,623,758)	$(3,612,080)

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$16.740		$14.540	$22.520	$21.040	$18.420	$16.880

Income (Loss) From Operations

Net investment income(1)	$0.086		$0.216	$0.289	$0.273	$0.276	$0.214
Net realized and unrealized gain (loss)	(1.466)		2.207	(7.993)	1.805	3.145	1.716

Total income (loss) from operations	$(1.380)		$2.423	$(7.704)	$2.078	$3.421	$1.930

Less Distributions

From net investment income	$(0.090)		$(0.223)	$(0.270)	$(0.282)	$(0.262)	$(0.198)
From net realized gain	—		—	(0.006)	(0.306)	(0.539)	(0.192)
Tax return of capital	—		—	—	(0.010)	—	—

Total distributions	$(0.090)		$(0.223)	$(0.276)	$(0.598)	$(0.801)	$(0.390)

Net asset value — End of period	$15.270		$16.740	$14.540	$22.520	$21.040	$18.420

Total Return(2)	(8.28	)%(3)	17.01%	(34.47)%	9.99%	18.81%	11.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,243,190		$9,470,973	$7,264,003	$5,709,362	$3,369,986	$1,583,242
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.99	%(6)	1.03%	1.00%	0.98%†	1.01%†	1.04%†
Net investment income	1.03	%(6)	1.49%	1.53%	1.23%	1.39%	1.21%
Portfolio Turnover of the Portfolio	20	%(3)	56%	61%	35%	52%	72%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$16.740		$14.540	$22.510	$21.040	$18.420	$16.860

Income (Loss) From Operations

Net investment income(1)	$0.023		$0.115	$0.139	$0.103	$0.128	$0.075
Net realized and unrealized gain (loss)	(1.458)		2.194	(7.980)	1.801	3.146	1.724

Total income (loss) from operations	$(1.435)		$2.309	$(7.841)	$1.904	$3.274	$1.799

Less Distributions

From net investment income	$(0.025)		$(0.109)	$(0.126)	$(0.118)	$(0.115)	$(0.047)
From net realized gain	—		—	(0.003)	(0.306)	(0.539)	(0.192)
Tax return of capital	—		—	—	(0.010)	—	—

Total distributions	$(0.025)		$(0.109)	$(0.129)	$(0.434)	$(0.654)	$(0.239)

Net asset value — End of period	$15.280		$16.740	$14.540	$22.510	$21.040	$18.420

Total Return(2)	(8.58	)%(3)	16.09%	(34.95)%	9.13%	17.92%	10.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,222		$123,715	$144,129	$261,680	$252,843	$206,114
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.74	%(6)	1.78%	1.75%	1.73%†	1.76%†	1.79%†
Net investment income	0.27	%(6)	0.80%	0.72%	0.46%	0.65%	0.43%
Portfolio Turnover of the Portfolio	20	%(3)	56%	61%	35%	52%	72%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$16.740		$14.540	$22.520	$21.040	$18.420	$16.900

Income (Loss) From Operations

Net investment income(1)	$0.024		$0.111	$0.145	$0.106	$0.128	$0.080
Net realized and unrealized gain (loss)	(1.457)		2.203	(7.994)	1.808	3.146	1.717

Total income (loss) from operations	$(1.433)		$2.314	$(7.849)	$1.914	$3.274	$1.797

Less Distributions

From net investment income	$(0.027)		$(0.114)	$(0.128)	$(0.118)	$(0.115)	$(0.085)
From net realized gain	—		—	(0.003)	(0.306)	(0.539)	(0.192)
Tax return of capital	—		—	—	(0.010)	—	—

Total distributions	$(0.027)		$(0.114)	$(0.131)	$(0.434)	$(0.654)	$(0.277)

Net asset value — End of period	$15.280		$16.740	$14.540	$22.520	$21.040	$18.420

Total Return(2)	(8.57	)%(3)	16.13%	(34.94)%	9.13%	17.92%	10.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$673,981		$749,389	$654,757	$713,773	$462,469	$234,164
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.74	%(6)	1.78%	1.75%	1.73%†	1.76%†	1.79	% †
Net investment income	0.28	%(6)	0.77%	0.76%	0.48%	0.65%	0.45%
Portfolio Turnover of the Portfolio	20	%(3)	56%	61%	35%	52%	72%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$16.780		$14.580	$22.550	$21.040	$18.420	$16.880

Income (Loss) From Operations

Net investment income(1)	$0.109		$0.251	$0.343	$0.340	$0.329	$0.300
Net realized and unrealized gain (loss)	(1.468)		2.208	(7.989)	1.795	3.141	1.672

Total income (loss) from operations	$(1.359)		$2.459	$(7.646)	$2.135	$3.470	$1.972

Less Distributions

From net investment income	$(0.111)		$(0.259)	$(0.317)	$(0.309)	$(0.311)	$(0.240)
From net realized gain	—		—	(0.007)	(0.306)	(0.539)	(0.192)
Tax return of capital	—		—	—	(0.010)	—	—

Total distributions	$(0.111)		$(0.259)	$(0.324)	$(0.625)	$(0.850)	$(0.432)

Net asset value — End of period	$15.310		$16.780	$14.580	$22.550	$21.040	$18.420

Total Return(2)	(8.14	)%(3)	17.26%	(34.22)%	10.27%	19.10%	11.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,828,201		$5,482,122	$2,085,283	$549,834	$63,157	$18,590
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.74	%(6)	0.78%	0.75%	0.73%†	0.77%†	0.79%†
Net investment income	1.29	%(6)	1.70%	1.92%	1.52%	1.65%	1.65%
Portfolio Turnover of the Portfolio	20	%(3)	56%	61%	35%	52%	72%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$16.720		$14.530	$22.490	$21.040	$18.420	$16.890

Income (Loss) From Operations

Net investment income(1)	$0.066		$0.180	$0.246	$0.218	$0.225	$0.187
Net realized and unrealized gain (loss)	(1.466)		2.198	(7.980)	1.804	3.152	1.697

Total income (loss) from operations	$(1.400)		$2.378	$(7.734)	$2.022	$3.377	$1.884

Less Distributions

From net investment income	$(0.070)		$(0.188)	$(0.221)	$(0.256)	$(0.218)	$(0.162)
From net realized gain	—		—	(0.005)	(0.306)	(0.539)	(0.192)
Tax return of capital	—		—	—	(0.010)	—	—

Total distributions	$(0.070)		$(0.188)	$(0.226)	$(0.572)	$(0.757)	$(0.354)

Net asset value — End of period	$15.250		$16.720	$14.530	$22.490	$21.040	$18.420

Total Return(2)	(8.40	)% (3)	16.67%	(34.57)%	9.66%	18.55%	11.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$291,734		$315,491	$215,779	$116,388	$56,284	$5,521
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.24	%(6)	1.28%	1.25%	1.23%†	1.26%†	1.29%†
Net investment income	0.78	%(6)	1.24%	1.33%	0.98%	1.12%	1.05%
Portfolio Turnover of the Portfolio	20	%(3)	56%	61%	35%	52%	72%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.8% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,254,627,419 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($1,499,034,788) and December 31, 2017 ($1,755,592,631).

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration

Eaton Vance Large-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $382,363 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $143,177 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $11,615,854 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $436,814 and $2,803,222 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were

Eaton Vance Large-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

approximately $1,919,000 and $77,613,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $395,797, representing 0.25% (annualized) of the average daily net assets of Class R shares. The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $145,604, $934,407 and $395,797 for Class B, Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $4,000, $84,000 and $42,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $992,396,095 and $553,263,652, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	84,870,564	312,044,866
Issued to shareholders electing to receive payments of distributions in Fund shares	2,772,717	7,637,623
Redemptions	(114,362,165)	(254,320,735)
Exchange from Class B shares	574,017	1,006,210

Net increase (decrease)	(26,144,867)	66,367,964

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	234,145	681,270
Issued to shareholders electing to receive payments of distributions in Fund shares	8,676	59,163
Redemptions	(629,836)	(2,255,182)
Exchange to Class A shares	(574,044)	(1,006,400)

Net decrease	(961,059)	(2,521,149)

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	4,881,115	12,157,358
Issued to shareholders electing to receive payments of distributions in Fund shares	50,136	264,676
Redemptions	(5,580,632)	(12,674,248)

Net decrease	(649,381)	(252,214)

Eaton Vance Large-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	94,937,333	238,125,667
Issued to shareholders electing to receive payments of distributions in Fund shares	1,276,494	2,343,969
Redemptions	(42,315,782)	(56,770,631)

Net increase	53,898,045	183,699,005

	Six Months Ended
	June 30, 2010	Year Ended
Class R	(Unaudited)	December 31, 2009

Sales	3,106,599	8,139,469
Issued to shareholders electing to receive payments of distributions in Fund shares	75,540	219,065
Redemptions	(2,929,746)	(4,339,169)

Net increase	252,393	4,019,365

Large-Cap Value Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Aerospace & Defense — 4.2%

Boeing Co. (The)(1)	1,750,000	$109,812,500
General Dynamics Corp.	3,500,000	204,960,000
United Technologies Corp.	5,000,000	324,550,000

		$639,322,500

Beverages — 1.1%

PepsiCo, Inc.	2,750,000	$167,612,500

		$167,612,500

Biotechnology — 1.3%

Amgen, Inc.(2)	3,850,000	$202,510,000

		$202,510,000

Capital Markets — 2.4%

Goldman Sachs Group, Inc.	2,100,000	$275,667,000
Northern Trust Corp.(1)	2,000,000	93,400,000

		$369,067,000

Chemicals — 0.6%

Air Products and Chemicals, Inc.	1,500,000	$97,215,000

		$97,215,000

Commercial Banks — 8.1%

Fifth Third Bancorp(1)	10,000,000	$122,900,000
KeyCorp(1)	17,600,000	135,344,000
PNC Financial Services Group, Inc.	6,100,000	344,650,000
U.S. Bancorp	10,250,000	229,087,500
Wells Fargo & Co.	15,500,000	396,800,000

		$1,228,781,500

Commercial Services & Supplies — 1.0%

Waste Management, Inc.(1)	5,000,000	$156,450,000

		$156,450,000

Communications Equipment — 1.3%

Cisco Systems, Inc.(2)	4,250,000	$90,567,500
Telefonaktiebolaget LM Ericsson, Class B(1)	10,000,000	110,922,144

		$201,489,644

Computers & Peripherals — 3.5%

Hewlett-Packard Co.	7,000,000	$302,960,000
International Business Machines Corp.	1,850,000	228,438,000

		$531,398,000

Consumer Finance — 1.4%

American Express Co.(1)	5,250,000	$208,425,000

		$208,425,000

Diversified Financial Services — 5.0%

Bank of America Corp.	26,750,000	$384,397,500
JPMorgan Chase & Co.	10,300,000	377,083,000

		$761,480,500

Diversified Telecommunication Services — 2.1%

AT&T, Inc.	6,750,000	$163,282,500
Verizon Communications, Inc.	5,750,000	161,115,000

		$324,397,500

Electric Utilities — 1.5%

American Electric Power Co., Inc.	7,000,000	$226,100,000

		$226,100,000

Electronic Equipment, Instruments & Components — 0.5%

Corning, Inc.	5,000,000	$80,750,000

		$80,750,000

Food & Staples Retailing — 2.7%

CVS Caremark Corp.	5,250,000	$153,930,000
Wal-Mart Stores, Inc.	5,250,000	252,367,500

		$406,297,500

Food Products — 2.8%

Kellogg Co.(1)	2,500,000	$125,750,000
Nestle SA	6,250,000	301,367,705

		$427,117,705

Health Care Equipment & Supplies — 1.0%

Covidien PLC	3,750,000	$150,675,000

		$150,675,000

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Providers & Services — 0.6%

UnitedHealth Group, Inc.	3,000,000	$85,200,000

		$85,200,000

Hotels, Restaurants & Leisure — 3.2%

Carnival Corp.	3,250,000	$98,280,000
McDonald’s Corp.	5,750,000	378,752,500

		$477,032,500

Household Products — 0.9%

Kimberly-Clark Corp.	2,250,000	$136,417,500

		$136,417,500

Industrial Conglomerates — 2.5%

General Electric Co.	17,100,000	$246,582,000
Tyco International, Ltd.	3,500,000	123,305,000

		$369,887,000

Insurance — 5.4%

Lincoln National Corp.	4,750,000	$115,377,500
MetLife, Inc.(1)	7,450,000	281,312,000
Prudential Financial, Inc.	6,250,000	335,375,000
Travelers Companies, Inc. (The)	1,750,000	86,187,500

		$818,252,000

IT Services — 1.6%

Accenture PLC, Class A	2,300,000	$88,895,000
MasterCard, Inc., Class A(1)	750,000	149,647,500

		$238,542,500

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc.(1)(2)	2,000,000	$98,100,000

		$98,100,000

Machinery — 1.9%

Caterpillar, Inc.(1)	2,500,000	$150,175,000
PACCAR, Inc.(1)	3,500,000	139,545,000

		$289,720,000

Media — 1.4%

Time Warner Cable, Inc.(1)	2,000,000	$104,160,000
Walt Disney Co. (The)	3,500,000	110,250,000

		$214,410,000

Metals & Mining — 3.2%

BHP Billiton, Ltd. ADR(1)	3,000,000	$185,970,000
Freeport-McMoRan Copper & Gold, Inc.	3,000,000	177,390,000
United States Steel Corp.(1)	3,000,000	115,650,000

		$479,010,000

Multi-Utilities — 3.0%

PG&E Corp.(1)	3,750,000	$154,125,000
Public Service Enterprise Group, Inc.	5,000,000	156,650,000
Sempra Energy(1)	3,000,000	140,370,000

		$451,145,000

Multiline Retail — 1.1%

Target Corp.	3,250,000	$159,802,500

		$159,802,500

Oil, Gas & Consumable Fuels — 12.7%

Apache Corp.	4,000,000	$336,760,000
ConocoPhillips	7,250,000	355,902,500
Exxon Mobil Corp.	6,000,000	342,420,000
Hess Corp.	6,000,000	302,040,000
Occidental Petroleum Corp.	4,750,000	366,462,500
Peabody Energy Corp.(1)	5,750,000	224,997,500

		$1,928,582,500

Pharmaceuticals — 7.9%

Abbott Laboratories	6,000,000	$280,680,000
Johnson & Johnson	5,000,000	295,300,000
Merck & Co., Inc.	9,000,000	314,730,000
Pfizer, Inc.	21,500,000	306,590,000

		$1,197,300,000

Real Estate Investment Trusts (REITs) — 2.7%

AvalonBay Communities, Inc.(1)	2,000,000	$186,740,000
Boston Properties, Inc.(1)	1,300,000	92,742,000
Vornado Realty Trust	1,850,000	134,957,500

		$414,439,500

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Road & Rail — 1.5%

Union Pacific Corp.	3,250,000	$225,907,500

		$225,907,500

Semiconductors & Semiconductor Equipment — 1.0%

Intel Corp.	7,500,000	$145,875,000

		$145,875,000

Software — 1.6%

Microsoft Corp.	7,000,000	$161,070,000
Oracle Corp.	3,500,000	75,110,000

		$236,180,000

Specialty Retail — 3.6%

Best Buy Co., Inc.(1)	7,500,000	$253,950,000
Staples, Inc.(1)	5,750,000	109,537,500
TJX Companies, Inc. (The)	4,400,000	184,580,000

		$548,067,500

Wireless Telecommunication Services — 1.1%

Rogers Communications, Inc., Class B(1)	5,000,000	$163,800,000

		$163,800,000

Total Common Stocks
(identified cost $13,791,405,846)		$14,856,760,349

Short-Term Investments — 6.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.25%(3)(4)	$732,219	$732,219,440
Eaton Vance Cash Reserves Fund, LLC, 0.25%(4)	310,383	310,383,011

		$1,042,602,451

Total Short-Term Investments
(identified cost $1,042,602,451)		$1,042,602,451

Total Investments — 105.0%
(identified cost $14,834,008,297)		$15,899,362,800

Other Assets, Less Liabilities — (5.0)%		$(761,363,474)

Net Assets — 100.0%		$15,137,999,326

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	All or a portion of this security was on loan at June 30, 2010.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 was $169,026 and $0, respectively.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value including $706,303,411 of securities on loan (identified cost, $13,791,405,846)	$14,856,760,349
Affiliated investments, at value (identified cost, $1,042,602,451)	1,042,602,451
Dividends receivable	19,443,785
Interest receivable from affiliated investment	60,610
Receivable for investments sold	80,293,957
Securities lending income receivable	105,465
Tax reclaims receivable	5,191,458

Total assets	$16,004,458,075

Liabilities

Collateral for securities loaned	$732,219,440
Payable for investments purchased	125,630,852
Payable to affiliates:
Investment adviser fee	7,645,809
Trustees’ fees	12,625
Accrued expenses	950,023

Total liabilities	$866,458,749

Net Assets applicable to investors’ interest in Portfolio	$15,137,999,326

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$14,072,679,945
Net unrealized appreciation	1,065,319,381

Total	$15,137,999,326

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $2,242,669)	$164,109,658
Securities lending income, net	1,054,884
Interest allocated from affiliated investments	216,301
Expenses allocated from affiliated investments	(47,275)

Total investment income	$165,333,568

Expenses

Investment adviser fee	$47,595,606
Trustees’ fees and expenses	25,250
Custodian fee	1,060,405
Legal and accounting services	75,292
Miscellaneous	251,126

Total expenses	$49,007,679

Deduct —
Reduction of custodian fee	$11

Total expense reductions	$11

Net expenses	$49,007,668

Net investment income	$116,325,900

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$161,329,818
Investment transactions allocated from affiliated investments	30,632
Foreign currency transactions	(155,952)

Net realized gain	$161,204,498

Change in unrealized appreciation (depreciation) —
Investments	$(1,619,136,414)
Foreign currency	(244,022)

Net change in unrealized appreciation (depreciation)	$(1,619,380,436)

Net realized and unrealized loss	$(1,458,175,938)

Net decrease in net assets from operations	$(1,341,850,038)

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$116,325,900	$239,614,098
Net realized gain (loss) from investment and foreign currency transactions and capital gain distributions received	161,204,498	(1,794,914,447)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,619,380,436)	4,062,985,108

Net increase (decrease) in net assets from operations	$(1,341,850,038)	$2,507,684,759

Capital transactions —
Contributions	$995,629,549	$4,946,010,376
Withdrawals	(556,361,716)	(1,810,520,635)

Net increase in net assets from capital transactions	$439,267,833	$3,135,489,741

Net increase (decrease) in net assets	$(902,582,205)	$5,643,174,500

Net Assets

At beginning of period	$16,040,581,531	$10,397,407,031

At end of period	$15,137,999,326	$16,040,581,531

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.60	%(2)	0.60%	0.61%	0.62%†	0.63%†	0.65%†
Net investment income	1.42	%(2)	1.91%	1.94%	1.59%	1.77%	1.59%
Portfolio Turnover	20	%(3)	56%	61%	35%	52%	72%

Total Return	(8.10	)%(3)	17.51%	(34.21)%	10.38%	19.26%	11.89%

Net assets, end of period (000’s omitted)	$15,137,999		$16,040,582	$10,397,407	$7,390,090	$4,276,848	$2,090,791

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Large-Cap Value Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 99.8%, and 0.03%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Large-Cap Value Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.600% from $2 billion up to $5 billion, 0.575% from $5 billion up to $10 billion, 0.555% from $10 billion up to $15 billion, 0.540% of average daily net assets of $15 billion up to $20 billion, and at reduced rates on daily net assets of $20 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against

Large-Cap Value Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $47,620,601 of which $24,995 was allocated from Cash Management Portfolio and $47,595,606 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.58% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,608,023,353 and $3,148,501,232, respectively, for the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,047,916,367

Gross unrealized appreciation	$1,220,092,728
Gross unrealized depreciation	(368,646,295)

Net unrealized appreciation	$851,446,433

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $240,859 for the six months ended June 30, 2010. At June 30, 2010, the value of the securities loaned and the value of the collateral received amounted to $706,303,411 and $732,219,440, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Large-Cap Value Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,399,312,500	$—		$—	$1,399,312,500
Consumer Staples	836,077,500	301,367,705		—	1,137,445,205
Energy	1,928,582,500	—		—	1,928,582,500
Financials	3,800,445,500	—		—	3,800,445,500
Health Care	1,733,785,000	—		—	1,733,785,000
Industrials	1,681,287,000	—		—	1,681,287,000
Information Technology	1,323,313,000	110,922,144		—	1,434,235,144
Materials	576,225,000	—		—	576,225,000
Telecommunication Services	488,197,500	—		—	488,197,500
Utilities	677,245,000	—		—	677,245,000

Total Common Stocks	$14,444,470,500	$412,289,849	*	$—	$14,856,760,349

Short-Term Investments	$—	$1,042,602,451		$—	$1,042,602,451

Total Investments	$14,444,470,500	$1,454,892,300		$—	$15,899,362,800

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, in response to inquiries from the Contract Review Committee, the Adviser had agreed to add breakpoints with respect to assets (i) between $20 billion but less than $25 billion and (ii) over $25 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Large-Cap Value Fund

OFFICERS AND TRUSTEES

Eaton Vance Large-Cap Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Large-Cap Value Fund

OFFICERS AND TRUSTEES CONT’D

Large-Cap Value Portfolio

Officers
Duncan W. Richardson
President

Matthew F. Beaudry
Vice President

John D. Crowley
Vice President

Stephen J. Kaszynski
Vice President

Michael R. Mach
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Value Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

173-8/10	GNCSRC

EatonVance
Investment Managers

EATON VANCE REAL ESTATE FUND

Semiannual Report June 30, 2010

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Real Estate Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

J. Scott Craig
Portfolio Manager
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.[1]

•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

•	Real Estate Investment Trusts (REITs), as measured by the Dow Jones U.S. Select Real Estate Securities Index (the REITs Index), posted a positive result for the six-month period, outperforming the broader equity market, as represented by the S&P 500 Index, by approximately 1200 basis points, or 12%. This outperformance came as investors seemed to gain confidence that the capital markets were functioning once again and that fundamentals in the real estate industry appeared to be approaching a bottom. Commercial real estate debt markets regained some momentum, as evidenced by attractive rates for unsecured REIT bonds with investment grade ratings, increased mortgage lending activity by life insurance companies and renewed commercial mortgage-backed securities (CMBS) activity.

•	The best performing sectors in the REITs Index were those with the shortest leases — hotels, self-storage facilities and apartments — where cash flows tend to accelerate more quickly as economic recovery takes firmer root. The weakest segments were offices and warehouses, partly because of their longer-term lease structures and partly because of their historical correlation with employment and consumer spending, both of which were relatively anemic during the six-month period.
Management Discussion
•	The Fund’s Class I shares produced a solid single digit gain for the six months ending June 30, 2010, outpacing both the benchmark REITs Index and the

Total Return Performance
12/31/09–6/30/10

Class A2	-1.03%*
Class I2	5.71%
Dow Jones U.S. Select Real Estate Securities Index[1]	5.40%
S&P 500 Index[1]	-6.64%
Lipper Real Estate Funds Average[1]	5.21%

*	Performance is cumulative since share class inception on 6/9/10.

See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge were deducted, the return would be lower. Class I shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Real Estate Fund as of June 30, 2010
INVESTMENT UPDATE
average return of the Fund’s Lipper peer group.

•	The principal factor driving the Class I shares’ “alpha,” or excess return versus the benchmark, was the Fund’s overweighting in the hotels and apartments sectors, those “early-cycle” areas where cash flows were expected to accelerate more quickly. Also contributing was security selection in the specialty and industrial REITs categories, as well as management’s willingness to take positions in a handful of stocks that are not included in the benchmark (e.g. hotel management companies, real estate brokerage and management firms, and a cell tower company) and that performed well during the period.

•	Conversely, security selection in both multifamily housing and office properties detracted from performance relative to the REITs Index.
Fund Composition
     Top 10 Holdings1
     By net assets

Simon Property Group, Inc.	9.9%
Vornado Realty Trust	6.3
Boston Properties, Inc.	5.7
AvalonBay Communities, Inc.	5.6
Equity Residential	5.5
Host Hotels & Resorts, Inc.	3.5
Public Storage, Inc.	3.5
HCP, Inc.	3.2
AMB Property Corp.	2.8
Federal Realty Investment Trust	2.6

[1]	Top 10 Holdings represented 48.6% of the Fund’s net assets as of 6/30/10. Excludes cash equivalents.
     Sector Weightings2
     By net assets

[2] As a percentage of the Fund’s net assets as of 6/30/10. Excludes cash equivalents. REITs: Real Estate Investment Trusts.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Real Estate Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A		Class I
Share Class Symbol	EAREX		EIREX

Average Annual Total Returns (at net asset value)

Six Months	N.A.		5.71%
One Year	N.A.		50.28
Life of Fund†	-1.03	%††	-2.06

SEC Average Annual Total Returns (including sales charge)

Six Months	N.A.		5.71%
One Year	N.A.		50.28
Life of Fund†	-6.73	%††	-2.06

†	Inception Dates — Class A: 6/9/10; Class I: 4/28/06

††	Performance is cumulative since share class inception.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average annual total returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge were deducted, the return would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class I
Gross Expense Ratio	21.36%	21.11%
Net Expense Ratio	1.40	1.15

[2]	From the Fund’s prospectus dated 5/1/10, as revised 6/8/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through 4/30/11. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Real Estate Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Real Estate Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual*
Class A	$1,000.00	$989.70	$0.84	***
Class I	$1,000.00	$1,057.10	$5.87	***

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	***
Class I	$1,000.00	$1,019.10	$5.76	***

*	Class A had not commenced operations as of January 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 1.40% for Class A shares and 1.15% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 for Class I (to reflect the one-half year period) and by 22/365 for Class A (to reflect the period from commencement of operations on June 9, 2010 to June 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009 (June 8, 2010 for Class A).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.40% for Class A shares and 1.15% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009 (June 8, 2010 for Class A).

***	Absent an allocation of expenses to the administrator, expenses would be higher.

4

Eaton Vance Real Estate Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.9%

Choice Hotels International, Inc.	870	$26,283
Marriott International, Inc., Class A	1,178	35,269

		$61,552

Other — 4.0%

American Tower Corp., Class A(1)	780	$34,710
CB Richard Ellis Group, Inc., Class A(1)	1,030	14,018
Jones Lang LaSalle, Inc.	225	14,769

		$63,497

Real Estate Investment Trusts — 88.5%

Security	Shares	Value

Health Care — 7.4%

HCP, Inc.	1,590	$51,278
Nationwide Health Properties, Inc.	1,065	38,095
Ventas, Inc.	620	29,109

		$118,482

Hotels & Resorts — 4.6%

Host Hotels & Resorts, Inc.	4,160	$56,077
Sunstone Hotel Investors, Inc.(1)	1,655	16,434

		$72,511

Industrial — 5.1%

AMB Property Corp.	1,895	$44,930
DCT Industrial Trust, Inc.	1,085	4,904
EastGroup Properties, Inc.	410	14,588
ProLogis	875	8,864
Terreno Realty Corp.(1)	455	8,058

		$81,344

Mall — 12.3%

Macerich Co. (The)	460	$17,167
Simon Property Group, Inc.	1,941	156,736
Taubman Centers, Inc.	590	22,202

		$196,105

Office — 20.5%

Boston Properties, Inc.	1,280	$91,315
Brandywine Realty Trust	895	9,621
Corporate Office Properties Trust	595	22,467
Douglas Emmett, Inc.	1,065	15,144
Highwoods Properties, Inc.	1,025	28,454
Liberty Property Trust, Inc.	490	14,137
Mack-Cali Realty Corp.	750	22,298
PS Business Parks, Inc.	390	21,754
Vornado Realty Trust	1,377	100,452

		$325,642

Residential — 19.1%

American Campus Communities, Inc.	1,430	$39,025
AvalonBay Communities, Inc.	962	89,822
BRE Properties, Inc.	555	20,496
Camden Property Trust	495	20,221
Equity Residential	2,105	87,652
Essex Property Trust, Inc.	245	23,897
Home Properties, Inc.	155	6,986
Mid-America Apartment Communities, Inc.	310	15,956

		$304,055

Shopping Center — 9.4%

Acadia Realty Trust	1,032	$17,358
Developers Diversified Realty Corp.	2,275	22,522
Federal Realty Investment Trust	580	40,757
Kimco Realty Corp.	1,990	26,746
Regency Centers Corp.	815	28,036
Tanger Factory Outlet Centers	350	14,483

		$149,902

Specialty — 4.7%

Alexandria Real Estate Equities, Inc.	510	$32,319
BioMed Realty Trust, Inc.	840	13,515
Digital Realty Trust, Inc.	490	28,263

		$74,097

See notes to financial statements

5

Eaton Vance Real Estate Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Storage — 5.4%

Extra Space Storage, Inc.	1,440	$20,016
Public Storage, Inc.	635	55,823
U-Store-It Trust	1,405	10,481

		$86,320

Total Real Estate Investment Trusts		$1,408,458

Total Common Stocks
(identified cost $1,525,391)		$1,533,507

Short-Term Investments — 3.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$49	$48,426

Total Short-Term Investments
(identified cost $48,426)		$48,426

Total Investments — 99.5%
(identified cost $1,573,817)		$1,581,933

Other Assets, Less Liabilities — 0.5%		$8,743

Net Assets — 100.0%		$1,590,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 was $47 and $0, respectively.

See notes to financial statements

6

Eaton Vance Real Estate Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $1,525,391)	$1,533,507
Affiliated investment, at value (identified cost, $48,426)	48,426
Dividends receivable	4,697
Interest receivable from affiliated investment	9
Receivable from affiliate	23,359

Total assets	$1,609,998

Liabilities

Payable to affiliates:
Investment adviser fee	$886
Administration fee	204
Trustees’ fees	129
Accrued expenses	18,103

Total liabilities	$19,322

Net Assets	$1,590,676

Sources of Net Assets

Paid-in capital	$1,730,083
Accumulated net realized loss	(147,672)
Accumulated undistributed net investment income	149
Net unrealized appreciation	8,116

Total	$1,590,676

Class A Shares

Net Assets	$983
Shares Outstanding	127
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$7.72
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.19

Class I Shares

Net Assets	$1,589,693
Shares Outstanding	205,946
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.72

On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends	$20,183
Interest allocated from affiliated investments	59
Expenses allocated from affiliated investments	(12)

Total investment income	$20,230

Expenses

Investment adviser fee	$3,794
Administration fee	877
Distribution and service fees
Class A	— (1)
Trustees’ fees and expenses	260
Custodian fee	16,738
Transfer and dividend disbursing agent fees	443
Legal and accounting services	12,677
Printing and postage	2,629
Registration fees	19,592
Other professional fees	1,371
Miscellaneous	2,391

Total expenses	$60,772

Deduct —
Allocation of expenses to affiliate	$54,009

Total expense reductions	$54,009

Net expenses	$6,763

Net investment income	$13,467

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(21,293)
Investment transactions allocated from affiliated investments	4

Net realized loss	$(21,289)

Change in unrealized appreciation (depreciation) —
Investments	$26,614

Net change in unrealized appreciation (depreciation)	$26,614

Net realized and unrealized gain	$5,325

Net increase in net assets from operations	$18,792

(1)	Amount is less than $1.

See notes to financial statements

7

Eaton Vance Real Estate Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$13,467	$9,957
Net realized loss from investment transactions, and capital gain distributions received	(21,289)	(64,867)
Net change in unrealized appreciation (depreciation) from investments	26,614	178,666

Net increase in net assets from operations	$18,792	$123,756

Distributions to shareholders —
From net investment income
Class A	$(8)	$—
Class I	(13,323)	(10,046)
Tax return of capital
Class I	—	(4,729)

Total distributions to shareholders	$(13,331)	$(14,775)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,000	$—
Class I	1,028,848	92,579
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	9,431	14,524
Cost of shares redeemed
Class I	(40,604)	(8)

Net increase in net assets from Fund share transactions	$998,675	$107,095

Net increase in net assets	$1,004,136	$216,076

Net Assets

At beginning of period	$586,540	$370,464

At end of period	$1,590,676	$586,540

Accumulated undistributed net investment income included in net assets

At end of period	$149	$13

See notes to financial statements

8

Eaton Vance Real Estate Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Period Ended
	June 30, 2010
	(Unaudited)(1)

Net asset value – Beginning of period	$7.860

Income (Loss) From Operations

Net investment income(2)	$0.026
Net realized and unrealized loss	(0.102)

Total loss from operations	$(0.076)

Less Distributions

From net investment income	$(0.064)

Total distributions	$(0.064)

Net asset value – End of period	$7.720

Total Return(3)	(1.03	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40	%(6)
Net investment income	5.18	%(6)
Portfolio Turnover	30	%(4)(7)

(1)	For the period from the commencement of operations, June 9, 2010, to June 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The administrator subsidized certain operating expenses (equal to 9.20% of average daily net assets for the period from the commencement of operations, June 9, 2010, to June 30, 2010). Absent this subsidy, total return would be lower.

(6)	Annualized.

(7)	For the six months ended June 30, 2010.

See notes to financial statements

9

Eaton Vance Real Estate Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended December 31,			Period Ended
	June 30, 2010					December 31,
	(Unaudited)		2009	2008	2007	2006(1)

Net asset value — Beginning of period	$7.360		$5.890	$9.180	$12.050	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.091		$0.147	$0.153	$0.122	$0.093
Net realized and unrealized gain (loss)	0.334		1.516	(3.271)	(2.164)	2.287

Total income (loss) from operations	$0.425		$1.663	$(3.118)	$(2.042)	$2.380

Less Distributions

From net investment income	$(0.065)		$(0.131)	$(0.153)	$(0.113)	$(0.093)
From net realized gain	—		—	—	(0.656)	(0.237)
Tax return of capital	—		(0.062)	(0.019)	(0.059)	—

Total distributions	$(0.065)		$(0.193)	$(0.172)	$(0.828)	$(0.330)

Net asset value — End of period	$7.720		$7.360	$5.890	$9.180	$12.050

Total Return(3)	5.71	%(5)	28.17%	(33.88)%	(17.33)%	23.80	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,590		$587	$370	$575	$632
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(7)	1.15%	1.15%	1.15%	1.15	%(7)
Net investment income	2.29	%(7)	2.54%	1.78%	1.05%	1.24	%(7)
Portfolio Turnover	30	%(5)	24%	37%	39%	21	%(5)

(1)	For the period from the start of business, April 28, 2006, to December 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	During the period from the start of business, April 28, 2006, to December 31, 2006, the investment adviser reimbursed the Fund for expenses and unrealized losses attributable to an unauthorized sale of Fund shares. The reimbursement equaled approximately $0.010 per share and increased Class I’s total return by approximately 0.10% for the period from the start of business, April 28, 2006, to December 31, 2006.

(5)	Not annualized.

(6)	The administrator subsidized certain operating expenses (equal to 9.20%, 19.96%, 6.82%, 5.92% and 5.64% of average daily net assets for the six months ended June 30, 2010, the years ended December 31, 2009, 2008 and 2007 and the period from the start of business, April 28, 2006, to December 31, 2006, respectively). Absent this subsidy, total return would be lower.

(7)	Annualized.

See notes to financial statements

10

Eaton Vance Real Estate Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $116,448 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders,

11

Eaton Vance Real Estate Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($55,758) and December 31, 2017 ($60,690).

Additionally, at December 31, 2009, the Fund had a net capital loss of $272 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2010.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of the distributions it receives from its investments in REITs, less expenses, as well as income from other investments. Such distributions may include income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually (reduced by available capital loss carryforwards from prior years, if any). In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by

12

Eaton Vance Real Estate Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Cash Management Portfolio, an affiliated investment company, on the Fund’s investment of cash therein was credited against the Fund’s investment adviser fee. The Fund currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Fund’s investment adviser fee totaled $3,799 of which $5 was allocated from Cash Management Portfolio and $3,794 was paid or accrued directly by the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2010, the administration fee amounted to $877. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.40% and 1.15% annually of the average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2011. Pursuant to this agreement, EVM was allocated $54,009 of the Fund’s operating expenses for the six months ended June 30, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $10 in sub-transfer agent fees.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to less than $1 for Class A shares.

5   Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2010, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,291,826 and $329,636, respectively, for the six months ended June 30, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
June 30, 2010
Class A	(Unaudited)(1)

Sales	127

Net increase	127

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	130,102	14,885
Issued to shareholders electing to receive payments of distributions in Fund shares	1,123	1,939
Redemptions	(4,969)	(1)

Net increase	126,256	16,823

(1)	Class A commenced operations on June 9, 2010.

At June 30, 2010, EVM and an EVM retirement plan owned 28% and 36%, respectively, of the value of the outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,583,467

Gross unrealized appreciation	$58,748
Gross unrealized depreciation	(60,282)

Net unrealized depreciation	$(1,534)

13

Eaton Vance Real Estate Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

10   Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities issued by real estate companies such as REITs and other real estate related investment instruments. There are certain additional risks involved in investing in REITs. The value of the Fund’s shares may fluctuate more than the shares of a fund not concentrated in real estate industries due to, but not limited to, economic conditions, real estate values and rental income, property taxes, interest rates and tax and regulatory requirements.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$1,533,507	$—	$—	$1,533,507
Short-Term Investments	—	48,426	—	48,426

Total Investments	$1,533,507	$48,426	$—	$1,581,933

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

14

Eaton Vance Real Estate Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

15

Eaton Vance Real Estate Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

16

Eaton Vance Real Estate Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2009. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

17

Eaton Vance Real Estate Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

18

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This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Real Estate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Real Estate Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2685-8/10	REFSRC

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report June 30, 2010

# EATON VANCE SMALL-CAP FUND

Semi annual Report June 30, 2010 EATON VANCE SMALL-CAP FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Small-Cap Fund as of June 30, 2010
INVESTMENT UPDATE

Economic and Market Conditions
•	Extreme volatility defined the equity markets during the six

Nancy B. Tooke, CFA
Portfolio Manager months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.
•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Small-cap stocks posted stronger returns than their large-cap counterparts for the six months ended June 30, 2010, but still ended the period in negative territory. The Russell 2000 Index (the Index) saw losses in seven of its 10 economic sectors.[1] Positive results came from consumer discretionary and consumer staples, as the rate of consumer spending made cautious advances, and from the recovering financials sector. Telecommunications stocks – with their out-of-favor defensive characteristic – and the energy sector registered the worst losses for the six-month period.

•	Against this backdrop, the Fund[2] underperformed the Index and its Lipper peer group, primarily due to stock selection and industry allocations. The Fund’s stock selection in the financials sector, especially in information technology services and capital markets, coupled with an underweight in this outperforming group, detracted the most from performance. Stock selection and an overweighted allocation in the materials sector also detracted from performance.

•	On the positive side, the industrials sector was the most beneficial for the Fund on a relative basis, a result of stock selection in the road and rail industry and in construction and engineering.

Total Return Performance
12/31/09 – 6/30/10

Class A3	-2.69%
Class B3	-3.05
Class C3	-3.05
Class I3	-2.61
Class R3	-2.87
Russell 2000 Index[1]	-1.95
S&P SmallCap 600 Index[1]	-0.88
Lipper Small-Cap Core Funds Average[1]	-2.05

See page 3 for more performance information.

[1]
The Fund’s primary benchmark changed from the S&P SmallCap 600 Index to the Russell 2000 Index, as the Russell 2000 Index was deemed to be a more appropriate primary benchmark for the Fund. It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]
The Fund currently invests in a separate registered investment company, Small-Cap Portfolio (the Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]
Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

1

Eaton Vance Small-Cap Fund as of June 30, 2010
INVESTMENT UPDATE

•	The Fund had mixed results in information technology, but on balance, the strong performance of holdings in software, semiconductors and computer peripherals offset negative returns in other industries in the sector.

•	Although the Fund was overweighted in energy, stock selection in this sector boosted relative performance, especially in the oil, gas and consumable fuels industry. In consumer staples, an above-benchmark allocation was beneficial.

•	Fund management continued to focus on stocks of companies with attractive growth prospects, sound financial fundamentals and competitive positions. We believe our proven, research-driven investment process and team, our steadfast focus on risk management and our valuation discipline can serve our shareholders well over the long term.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition

Top 10 Holdings1
By net assets

Clean Harbors, Inc.	1.9%
Tempur-Pedic International, Inc.	1.9
FTI Consulting, Inc.	1.8
Shaw Group, Inc. (The)	1.8
Genesee & Wyoming, Inc., Class A	1.8
FLIR Systems, Inc.	1.8
Cirrus Logic, Inc.	1.8
Martek Biosciences Corp.	1.8
CARBO Ceramics, Inc.	1.8
Kansas City Southern	1.8

[1]	Top 10 Holdings represented 18.2% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

Sector Weightings2
By net assets
Industrials 21.9% Information Technology 14.5% Consumer Discretionary 12.4% Health Care 9.7% Energy 9.5% Consumer Staples 9.3% Materials 9.0% Financials 8.1% Utilities 1.6%

[2]	As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

2

Eaton Vance Small-Cap Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I	Class R
Share Class Symbol	ETEGX	EBSMX	ECSMX	EISGX	ERSGX

Average Annual Total Returns (at net asset value)

Six Months	-2.69%	-3.05%	-3.05%	-2.61%	-2.87%
One Year	24.14	23.26	23.29	24.38	N.A.
Five Years	5.03	4.26	4.26	N.A.	N.A.
Ten Years	-4.12	N.A.	N.A.	N.A.	N.A.
Life of Fund†	6.85	2.47	2.12	-10.30	13.85	††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-8.27%	-7.90%	-4.02%	-2.61%	-2.87%
One Year	17.01	18.26	22.29	24.38	N.A.
Five Years	3.79	3.92	4.26	N.A.	N.A.
Ten Years	-4.69	N.A.	N.A.	N.A.	N.A.
Life of Fund†	6.39	2.47	2.12	-10.30	13.85	††

†	Inception dates: Class A: 1/2/97; Class B: 5/7/02; Class C: 5/3/02; Class I: 9/2/08; Class R: 8/3/09

††	Returns are cumulative since inception of the share class on 8/3/09.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I	Class R

Gross Expense Ratio	1.80%	2.55%	2.55%	1.55%	2.05%
Net Expense Ratio	1.50	2.25	2.25	1.25	1.75

[2]	Source: Prospectus dated 5/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through
April 30, 2011. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Small-Cap Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Small-Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$973.10	$7.34	**
Class B	$1,000.00	$969.50	$10.99	**
Class C	$1,000.00	$969.50	$10.99	**
Class I	$1,000.00	$973.90	$6.12	**
Class R	$1,000.00	$971.30	$8.55	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	**
Class B	$1,000.00	$1,013.60	$11.23	**
Class C	$1,000.00	$1,013.60	$11.23	**
Class I	$1,000.00	$1,018.60	$6.26	**
Class R	$1,000.00	$1,016.10	$8.75	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.25% for Class I shares and 1.75% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of expenses to the administrator, expenses would be higher.

4

Eaton Vance Small-Cap Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Small-Cap Portfolio, at value (identified cost, $126,865,247)	$133,687,658
Receivable for Fund shares sold	311,295
Receivable from affiliate	54,958

Total assets	$134,053,911

Liabilities

Payable for Fund shares redeemed	$226,988
Payable to affiliates:
Distribution and service fees	26,640
Administration fee	17,384
Trustees’ fees	125
Accrued expenses	71,701

Total liabilities	$342,838

Net Assets	$133,711,073

Sources of Net Assets

Paid-in capital	$141,933,769
Accumulated net realized loss from Portfolio	(14,265,389)
Accumulated undistributed net investment loss	(779,718)
Net unrealized appreciation from Portfolio	6,822,411

Total	$133,711,073

Class A Shares

Net Assets	$51,311,260
Shares Outstanding	4,576,686
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.21
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.89

Class B Shares

Net Assets	$3,555,160
Shares Outstanding	319,479
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.13

Class C Shares

Net Assets	$14,449,773
Shares Outstanding	1,338,386
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.80

Class I Shares

Net Assets	$64,359,755
Shares Outstanding	5,557,599
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.58

Class R Shares

Net Assets	$35,125
Shares Outstanding	3,141
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio	$249,246
Interest allocated from Portfolio	8,272
Expenses allocated from Portfolio	(608,273)

Total investment loss from Portfolio	$(350,755)

Expenses

Administration fee	$105,409
Distribution and service fees
Class A	69,060
Class B	18,577
Class C	76,744
Class R	73
Trustees’ fees and expenses	250
Custodian fee	9,934
Transfer and dividend disbursing agent fees	155,087
Legal and accounting services	14,893
Printing and postage	16,170
Registration fees	48,937
Miscellaneous	7,822

Total expenses	$522,956

Deduct —
Allocation of expenses to affiliate	$84,985

Total expense reductions	$84,985

Net expenses	$437,971

Net investment loss	$(788,726)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$4,968,222

Net realized gain	$4,968,222

Change in unrealized appreciation (depreciation) —
Investments	$(8,365,738)

Net change in unrealized appreciation (depreciation)	$(8,365,738)

Net realized and unrealized loss	$(3,397,516)

Net decrease in net assets from operations	$(4,186,242)

See notes to financial statements

5

Eaton Vance Small-Cap Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment loss	$(788,726)	$(736,375)
Net realized gain (loss) from investment transactions	4,968,222	(3,884,884)
Net change in unrealized appreciation (depreciation) from investments	(8,365,738)	28,713,256

Net increase (decrease) in net assets from operations	$(4,186,242)	$24,091,997

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,397,093	$23,216,490
Class B	626,809	940,257
Class C	2,313,447	9,604,798
Class I	34,621,128	36,735,977
Class R	22,030	27,979
Cost of shares redeemed
Class A	(10,862,547)	(23,791,818)
Class B	(481,761)	(622,787)
Class C	(2,434,407)	(7,144,556)
Class I	(7,894,537)	(731,560)
Class R	(12,781)	(1)
Net asset value of shares exchanged
Class A	139,570	236,661
Class B	(139,570)	(236,661)

Net increase in net assets from Fund share transactions	$24,294,474	$38,234,779

Net increase in net assets	$20,108,232	$62,326,776

Net Assets

At beginning of period	$113,602,841	$51,276,065

At end of period	$133,711,073	$113,602,841

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(779,718)	$9,008

See notes to financial statements

6

Eaton Vance Small-Cap Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$11.520		$8.260	$14.230	$12.240	$10.620	$10.010

Income (Loss) From Operations

Net investment loss(1)	$(0.067)		$(0.085)	$(0.100)	$(0.158)	$(0.138)	$(0.143)
Net realized and unrealized gain (loss)	(0.243)		3.345	(5.114)	2.627	1.758	0.753

Total income (loss) from operations	$(0.310)		$3.260	$(5.214)	$2.469	$1.620	$0.610

Less Distributions

From net realized gain	$—		$—	$(0.756)	$(0.479)	$—	$—

Total distributions	$—		$—	$(0.756)	$(0.479)	$—	$—

Net asset value — End of period	$11.210		$11.520	$8.260	$14.230	$12.240	$10.620

Total Return(2)	(2.69	)%(3)	39.47%	(38.36)%	20.09%	15.25%	6.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,311		$54,950	$38,811	$13,008	$7,636	$7,508
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.50	%(7)	1.50%	1.70%	1.85%	2.00%	2.00%
Net investment loss	(1.14	)%(7)	(0.91)%	(0.89)%	(1.13)%	(1.20)%	(1.45)%
Portfolio Turnover of the Portfolio	53	%(3)	91%	94%	75%	103%	218%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.12%, 0.30%, 0.30%, 0.37%, 0.69% and 0.69% of average daily net assets for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively). Absent this waiver and/or subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

7

Eaton Vance Small-Cap Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$11.480		$8.290	$14.380	$12.460	$10.890	$10.340

Income (Loss) From Operations

Net investment loss(1)	$(0.111)		$(0.156)	$(0.209)	$(0.266)	$(0.230)	$(0.223)
Net realized and unrealized gain (loss)	(0.239)		3.346	(5.125)	2.665	1.800	0.773

Total income (loss) from operations	$(0.350)		$3.190	$(5.334)	$2.399	$1.570	$0.550

Less Distributions

From net realized gain	$—		$—	$(0.756)	$(0.479)	$—	$—

Total distributions	$—		$—	$(0.756)	$(0.479)	$—	$—

Net asset value — End of period	$11.130		$11.480	$8.290	$14.380	$12.460	$10.890

Total Return(2)	(3.05	)%(3)	38.48%	(38.81)%	19.18%	14.42%	5.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,555		$3,674	$2,624	$3,135	$2,465	$2,440
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.25	%(7)	2.25%	2.45%	2.60%	2.75%	2.75%
Net investment loss	(1.89	)%(7)	(1.66)%	(1.75)%	(1.89)%	(1.96)%	(2.20)%
Portfolio Turnover of the Portfolio	53	%(3)	91%	94%	75%	103%	218%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.12%, 0.30%, 0.30%, 0.37%, 0.69% and 0.69% of average daily net assets for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively). Absent this waiver and/or subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

8

Eaton Vance Small-Cap Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$11.140		$8.040	$13.980	$12.120	$10.600	$10.060

Income (Loss) From Operations

Net investment loss(1)	$(0.108)		$(0.153)	$(0.180)	$(0.258)	$(0.223)	$(0.218)
Net realized and unrealized gain (loss)	(0.232)		3.253	(5.004)	2.597	1.743	0.758

Total income (loss) from operations	$(0.340)		$3.100	$(5.184)	$2.339	$1.520	$0.540

Less Distributions

From net realized gain	$—		$—	$(0.756)	$(0.479)	$—	$—

Total distributions	$—		$—	$(0.756)	$(0.479)	$—	$—

Net asset value — End of period	$10.800		$11.140	$8.040	$13.980	$12.120	$10.600

Total Return(2)	(3.05	)%(3)	38.39%	(38.78)%	19.22%	14.34%	5.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,450		$15,030	$7,790	$3,392	$2,116	$1,950
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.25	%(7)	2.25%	2.45%	2.60%	2.75%	2.75%
Net investment loss	(1.89	)%(7)	(1.67)%	(1.66)%	(1.89)%	(1.95)%	(2.20)%
Portfolio Turnover of the Portfolio	53	%(3)	91%	94%	75%	103%	218%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.12%, 0.30%, 0.30%, 0.37%, 0.69% and 0.69% of average daily net assets for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively). Absent this waiver and/or subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

9

Eaton Vance Small-Cap Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	June 30, 2010		Year Ended	Period Ended
	(Unaudited)		December 31, 2009	December 31, 2008(1)

Net asset value — Beginning of period	$11.890		$8.500	$14.120

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.054)		$(0.077)	$0.010
Net realized and unrealized gain (loss)	(0.256)		3.467	(5.630)

Total income (loss) from operations	$(0.310)		$3.390	$(5.620)

Net asset value — End of period	$11.580		$11.890	$8.500

Total Return(3)	(2.61	)%(4)	39.88%	(39.80	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64,360		$39,921	$2,051
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.25	%(8)	1.25%	1.25	%(8)
Net investment income (loss)	(0.88	)%(8)	(0.73)%	0.34	%(8)
Portfolio Turnover of the Portfolio	53	%(4)	91%	94	%(9)

(1)	For the period from the commencement of operations, September 2, 2008, to December 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.30% and 0.50% of average daily net assets for the six months ended June 30, 2010, the year ended December 31, 2009 and the period ended December 31, 2008, respectively). Absent this subsidy, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended December 31, 2008.

See notes to financial statements

10

Eaton Vance Small-Cap Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009(1)

Net asset value — Beginning of period	$11.510		$9.820

Income (Loss) From Operations

Net investment loss(2)	$(0.081)		$(0.061)
Net realized and unrealized gain (loss)	(0.249)		1.751

Total income (loss) from operations	$(0.330)		$1.690

Net asset value — End of period	$11.180		$11.510

Total Return(3)	(2.87	)%(4)	17.21	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35		$28
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.75	%(8)	1.75	%(8)
Net investment loss	(1.37	)%(8)	(1.36	)%(8)
Portfolio Turnover of the Portfolio	53	%(4)	91	%(9)

(1)	For the period from the commencement of operations, August 3, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of Portfolio’s allocated expenses.

(6)	The administrator subsidized certain operating expenses (equal to 0.12% and 0.30% of average daily net assets for the six months ended June 30, 2010 and the period ended December 31, 2009, respectively). Absent this subsidy, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended December 31, 2009.

See notes to financial statements

11

Eaton Vance Small-Cap Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (91.3% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $18,314,518 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($5,212,316) and December 31, 2017 ($13,102,202).

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the

12

Eaton Vance Small-Cap Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2010, the administration fee amounted to $105,409. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25%, 2.25%, 1.25% and 1.75% annually of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2011. Pursuant to this agreement, EVM was allocated $84,985 of the Fund’s operating expenses for the six months ended June 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $3,847 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,608 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $69,060 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying

13

Eaton Vance Small-Cap Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $13,933 and $57,558 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $178,000 and $1,407,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $36, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $4,644, $19,186 and $37 for Class B, Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $1,300 and $200 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $57,722,658 and $9,163,218, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	707,686	2,545,636
Redemptions	(910,879)	(2,499,219)
Exchange from Class B shares	11,649	25,403

Net increase (decrease)	(191,544)	71,820

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	51,852	97,176
Redemptions	(40,671)	(68,280)
Exchange to Class A shares	(11,717)	(25,398)

Net increase (decrease)	(536)	3,498

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	201,255	1,113,007
Redemptions	(212,181)	(732,192)

Net increase (decrease)	(10,926)	380,815

14

Eaton Vance Small-Cap Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	June 30, 2010	Year Ended
Class I	(Unaudited)	December 31, 2009

Sales	2,842,084	3,181,991
Redemptions	(642,173)	(65,597)

Net increase	2,199,911	3,116,394

	Six Months Ended
	June 30, 2010	Period Ended
Class R	(Unaudited)	December 31, 2009(1)

Sales	1,811	2,420
Redemptions	(1,089)	(1)

Net increase	722	2,419

(1)	Class R commenced operations on August 3, 2009.

15

Small-Cap Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value

Aerospace & Defense — 3.3%

Aerovironment, Inc.(1)	107,440	$2,334,672
DigitalGlobe, Inc.(1)	94,190	2,477,197

		$4,811,869

Air Freight & Logistics — 1.5%

HUB Group, Inc., Class A(1)	71,510	$2,146,015

		$2,146,015

Auto Components — 1.6%

Dana Holding Corp.(1)	228,510	$2,285,100

		$2,285,100

Biotechnology — 1.8%

Martek Biosciences Corp.(1)	109,911	$2,605,990

		$2,605,990

Building Products — 1.5%

Armstrong World Industries, Inc.(1)	73,770	$2,226,379

		$2,226,379

Capital Markets — 2.5%

Affiliated Managers Group, Inc.(1)	35,570	$2,161,589
Lazard, Ltd., Class A	55,030	1,469,851

		$3,631,440

Chemicals — 2.8%

Calgon Carbon Corp.(1)	167,230	$2,214,125
Intrepid Potash, Inc.(1)	93,620	1,832,144

		$4,046,269

Commercial Banks — 4.0%

Boston Private Financial Holdings, Inc.	97,650	$627,890
IBERIABANK Corp.	20,390	1,049,677
SVB Financial Group(1)	26,360	1,086,823
TCF Financial Corp.	69,000	1,146,090
Webster Financial Corp.	60,930	1,093,084
Wilmington Trust Corp.	72,890	808,350

		$5,811,914

Commercial Services & Supplies — 3.2%

Clean Harbors, Inc.(1)	42,690	$2,835,043
Team, Inc.(1)	142,981	1,865,902

		$4,700,945

Communications Equipment — 1.5%

Brocade Communications Systems, Inc.(1)	440,330	$2,272,103

		$2,272,103

Construction & Engineering — 1.8%

Shaw Group, Inc. (The)(1)	78,070	$2,671,555

		$2,671,555

Containers & Packaging — 3.2%

Graham Packaging Co., Inc.(1)	189,420	$2,267,358
Temple-Inland, Inc.	117,960	2,438,233

		$4,705,591

Distributors — 1.6%

LKQ Corp.(1)	123,940	$2,389,563

		$2,389,563

Electronic Equipment, Instruments & Components — 5.1%

FLIR Systems, Inc.(1)	90,750	$2,639,917
National Instruments Corp.	76,810	2,441,022
Trimble Navigation, Ltd.(1)	85,050	2,381,400

		$7,462,339

Energy Equipment & Services — 3.3%

CARBO Ceramics, Inc.	36,000	$2,598,840
Rowan Cos., Inc.(1)	99,380	2,180,397

		$4,779,237

Food Products — 6.0%

Corn Products International, Inc.	72,130	$2,185,539
Flowers Foods, Inc.	95,190	2,325,492
Green Mountain Coffee Roasters, Inc.(1)	81,010	2,081,957
Ralcorp Holdings, Inc.(1)	41,240	2,259,952

		$8,852,940

See notes to financial statements

16

Small-Cap Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Equipment & Supplies — 3.2%

West Pharmaceutical Services, Inc.	63,145	$2,304,161
Wright Medical Group, Inc.(1)	144,480	2,399,813

		$4,703,974

Health Care Providers & Services — 3.2%

Hanger Orthopedic Group, Inc.(1)	134,420	$2,414,183
VCA Antech, Inc.(1)	91,480	2,265,045

		$4,679,228

Hotels, Restaurants & Leisure — 1.4%

Bally Technologies, Inc.(1)	61,800	$2,001,702

		$2,001,702

Household Durables — 1.9%

Tempur-Pedic International, Inc.(1)	90,620	$2,786,565

		$2,786,565

Household Products — 1.5%

Church & Dwight Co., Inc.	35,975	$2,255,992

		$2,255,992

Insurance — 0.9%

HCC Insurance Holdings, Inc.	54,700	$1,354,372

		$1,354,372

IT Services — 1.4%

Euronet Worldwide, Inc.(1)	159,985	$2,046,208

		$2,046,208

Life Sciences Tools & Services — 1.5%

Bruker Corp.(1)	186,070	$2,262,611

		$2,262,611

Machinery — 3.4%

Astec Industries, Inc.(1)	52,434	$1,453,995
Greenbrier Cos., Inc.(1)	61,337	686,974
RBC Bearings, Inc.(1)	44,550	1,291,505
Tennant Co.	47,800	1,616,596

		$5,049,070

Metals & Mining — 1.6%

Compass Minerals International, Inc.	32,690	$2,297,453

		$2,297,453

Multi-Utilities — 1.6%

CMS Energy Corp.	159,340	$2,334,331

		$2,334,331

Multiline Retail — 1.7%

Big Lots, Inc.(1)	76,430	$2,452,639

		$2,452,639

Oil, Gas & Consumable Fuels — 6.2%

Brigham Exploration Co.(1)	136,230	$2,095,217
Forest Oil Corp.(1)	90,300	2,470,608
James River Coal Co.(1)	138,540	2,205,557
Rosetta Resources, Inc.(1)	113,730	2,252,991

		$9,024,373

Paper & Forest Products — 1.5%

Clearwater Paper Corp.(1)	39,199	$2,146,537

		$2,146,537

Personal Products — 1.7%

Mead Johnson Nutrition Co., Class A	50,774	$2,544,793

		$2,544,793

Professional Services — 3.6%

FTI Consulting, Inc.(1)	61,960	$2,700,836
Kelly Services, Inc., Class A(1)	171,272	2,546,815

		$5,247,651

Road & Rail — 3.6%

Genesee & Wyoming, Inc., Class A(1)	70,910	$2,645,652
Kansas City Southern(1)	71,340	2,593,209

		$5,238,861

Semiconductors & Semiconductor Equipment — 3.4%

Cirrus Logic, Inc.(1)	166,760	$2,636,476
Cypress Semiconductor Corp.(1)	231,450	2,323,758

		$4,960,234

See notes to financial statements

17

Small-Cap Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Software — 3.1%

Mentor Graphics Corp.(1)	258,880	$2,291,088
Parametric Technology Corp.(1)	144,520	2,264,628

		$4,555,716

Specialty Retail — 2.7%

Jo-Ann Stores, Inc.(1)	44,290	$1,661,318
RadioShack Corp.	115,290	2,249,308

		$3,910,626

Textiles, Apparel & Luxury Goods — 1.5%

Hanesbrands, Inc.(1)	93,374	$2,246,578

		$2,246,578

Thrifts & Mortgage Finance — 0.7%

NewAlliance Bancshares, Inc.	94,780	$1,062,484

		$1,062,484

Total Common Stocks
(identified cost $132,249,080)		$140,561,247

Short-Term Investments — 4.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$7,145	$7,145,452

Total Short-Term Investments
(identified cost $7,145,452)		$7,145,452

Total Investments — 100.9%
(identified cost $139,394,532)		$147,706,699

Other Assets, Less Liabilities — (0.9)%		$(1,274,385)

Net Assets — 100.0%		$146,432,314

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 was $5,991 and $0, respectively.

See notes to financial statements

18

Small-Cap Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $132,249,080)	$140,561,247
Affiliated investment, at value (identified cost, $7,145,452)	7,145,452
Dividends receivable	54,627
Interest receivable from affiliated investment	1,817

Total assets	$147,763,143

Liabilities

Payable for investments purchased	$1,178,783
Payable to affiliates:
Investment adviser fee	96,552
Trustees’ fees	973
Accrued expenses	54,521

Total liabilities	$1,330,829

Net Assets applicable to investors’ interest in Portfolio	$146,432,314

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$138,120,147
Net unrealized appreciation	8,312,167

Total	$146,432,314

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends	$272,775
Interest allocated from affiliated investments	9,060
Expenses allocated from affiliated investments	(3,069)

Total investment income	$278,766

Expenses

Investment adviser fee	$581,105
Trustees’ fees and expenses	1,940
Custodian fee	56,044
Legal and accounting services	20,131
Miscellaneous	3,730

Total expenses	$662,950

Net investment loss	$(384,184)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$6,049,167
Investment transactions allocated from affiliated investments	1,334

Net realized gain	$6,050,501

Change in unrealized appreciation (depreciation) —
Investments	$(9,731,621)

Net change in unrealized appreciation (depreciation)	$(9,731,621)

Net realized and unrealized loss	$(3,681,120)

Net decrease in net assets from operations	$(4,065,304)

See notes to financial statements

19

Small-Cap Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment loss	$(384,184)	$(232,578)
Net realized gain (loss) from investment transactions	6,050,501	(4,161,969)
Net change in unrealized appreciation (depreciation) from investments	(9,731,621)	32,714,180

Net increase (decrease) in net assets from operations	$(4,065,304)	$28,319,633

Capital transactions —
Contributions	$59,002,414	$32,699,645
Withdrawals	(10,401,102)	(20,893,853)

Net increase from capital transactions	$48,601,312	$11,805,792

Net increase in net assets	$44,536,008	$40,125,425

Net Assets

At beginning of period	$101,896,306	$61,770,881

At end of period	$146,432,314	$101,896,306

See notes to financial statements

20

Small-Cap Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.86	%(2)	0.88%	0.97%	0.97%	1.07	%(3)	1.14	%(3)
Net investment loss	(0.50	)%(2)	(0.29)%	(0.20)%	(0.26)%	(0.29)%		(0.59)%
Portfolio Turnover	53	%(4)	91%	94%	75%	103%		218%

Total Return	(2.38	)%(4)	40.31%	(37.89)%	21.13%	16.33%		7.02%

Net assets, end of period (000’s omitted)	$146,432		$101,896	$61,771	$38,657	$25,863		$29,045

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser voluntarily waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2005, respectively).

(4)	Not annualized.

See notes to financial statements

21

Small-Cap Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Small-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 91.3% and 1.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

22

Small-Cap Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $583,584 of which $2,479 was allocated from Cash Management Portfolio and $581,105 was paid or accrued directly by the Portfolio. For

23

Small-Cap Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the six months ended June 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.75% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $118,408,874 and $74,523,247, respectively, for the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,539,745

Gross unrealized appreciation	$15,388,877
Gross unrealized depreciation	(7,221,923)

Net unrealized appreciation	$8,166,954

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$140,561,247	$—	$—	$140,561,247
Short-Term Investments	—	7,145,452	—	7,145,452

Total Investments	$140,561,247	$7,145,452	$—	$147,706,699

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

24

Eaton Vance Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

26

Eaton Vance Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance Small-Cap Fund

OFFICERS AND TRUSTEES

Eaton Vance Small-Cap Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Eaton Vance Small-Cap Fund

OFFICERS AND TRUSTEES CONT’D

Small-Cap Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

29

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Investment Adviser of Small-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Small-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Small-Cap Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

164-8/10	SCGSRC

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report June 30, 2010

# EATON VANCE SMALL-CAP VALUE FUND

Eaton Vance Investment Managers Semiannual Report June 30, 2010 EATON VANCE SMALL-CAP VALUE FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Small-Cap Value Fund as of June 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Gregory R. Greene, CFA
Lead Portfolio Manager
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.[1]

•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Against this backdrop, the Russell 2000 Value Index (the Index) fared better than larger-cap and growth-oriented counterparts for the six-months ending June 30, 2010, posting a loss of less than 2%. Within the Index, the best performance came from financials, the only sector to post a positive return; consumer discretionary and staples stocks, supported by a cautious increase in the rate of consumer spending; and the utilities and industrials sectors, illustrating a decrease in investors’ appetite for risk. The weakest sectors were materials and telecommunication services, reflecting renewed skepticism about growth prospects.
•	The Fund underperformed the Index, as well as its Lipper peer group, for the six-month period. In the last shareholder commentary at the end of last year, management noted that, while much of 2009 was dominated by outsized gains among speculative, lower-quality names, the fourth quarter of 2009 had marked a return to leadership of higher-quality, well-established companies that benefited the Fund’s strategy. Unfortunately, in the first quarter of 2010, the momentum shifted back to lower-quality stocks, with mixed performance across the quality spectrum in the second quarter, reflecting the recent volatility of the markets.
Total Return Performance
12/31/09 — 6/30/10

Class A2	-3.33%
Class B2	-3.74
Class C2	-3.67
Class I2	-3.24
Russell 2000 Value Index[1]	-1.64
Lipper Small-Cap Core Funds Average[1]	-2.05
See page 3 for more performance information.

1	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

2	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

1

Eaton Vance Small-Cap Value Fund as of June 30, 2010
INVESTMENT UPDATE
•	The Fund’s underperformance compared to the Index was attributable primarily to stock selection among several sectors. Weakness came primarily from the industrials sector, where stock selection plagued the Fund after a successful run in this group over the past year. Holdings in the construction and engineering group performed poorly, as flagging confidence in the prospects for the oil and gas industry dragged the stocks down more rapidly than expected. Relative performance was further dampened by security selection in information technology, particularly the poor performance of a communications equipment company. Stock selection and an underweighting in the outperforming financials sector were also negative factors.
•	On the positive side, the Fund’s strongest-performing sector was materials, due to positive stock selection and sector allocation relative to the Index. In consumer discretionary and consumer staples, the Fund’s selection process led to investing in less-speculative businesses that, historically, have tended to perform better in down markets.
•	By period end, management had reduced the Fund’s concentration in the consumer discretionary and industrials sectors, as they continued to seek companies with strong balance sheets, sustainable cash flow, proven track records and reasonable valuations.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s future investments and may change due to active management.
Fund Composition
Top 10 Holdings1
By net assets

BJ’s Wholesale Club, Inc.	2.6%
TreeHouse Foods, Inc.	2.6
Cleco Corp.	2.5
Brocade Communications Systems, Inc.	2.5
Argo Group International Holding, Ltd.	2.4
Tanger Factory Outlet Centers	2.4
Corporate Office Properties Trust	2.4
Owens & Minor, Inc.	2.4
Westar Energy, Inc.	2.3
Aspen Insurance Holdings, Ltd.	2.3

[1]	Top 10 Holdings represented 24.4% of the Fund’s net assets as of 6/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Fund’s net assets as of 6/30/10. Excludes cash equivalents.

2

Eaton Vance Small-Cap Value Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EAVSX	EBVSX	ECVSX	ESVIX

Average Annual Total Returns (at net asset value)
Six Months	-3.33%	-3.74%	-3.67%	-3.24%
One Year	19.94	19.03	19.09	N.A.
Five Years	1.22	0.45	0.47	N.A.
Life of Fund†	5.44	5.10	5.06	2.84	††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-8.88%	-8.56%	-4.64%	-3.24%
One Year	13.00	14.03	18.09	N.A.
Five Years	0.03	0.14	0.47	N.A
Life of Fund†	4.67	5.10	5.06	2.84	††

†	Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02; Class I: 10/1/09

††	Performance is cumulative since share class inception.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent an allocation of expenses to the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Gross Expense Ratio	2.39%	3.14%	3.14%	2.14%
Net Expense Ratio	1.65	2.40	2.40	1.40

[2]	Source: Prospectus dated 5/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through April 30, 2011. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Small-Cap Value Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Small-Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$966.70	$8.05	**
Class B	$1,000.00	$962.60	$11.68	**
Class C	$1,000.00	$963.30	$11.68	**
Class I	$1,000.00	$967.60	$6.83	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.25	**
Class B	$1,000.00	$1,012.90	$11.98	**
Class C	$1,000.00	$1,012.90	$11.98	**
Class I	$1,000.00	$1,017.90	$7.00	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares and 1.40% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009.

**	Absent an allocation of expenses to the administrator, expenses would be higher.

4

Eaton Vance Small-Cap Value Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.1%

Security	Shares	Value

Auto Components — 1.4%

BorgWarner, Inc.(1)	11,300	$421,942

		$421,942

Chemicals — 1.7%

RPM International, Inc.	29,200	$520,928

		$520,928

Commercial Banks — 8.6%

First Midwest Bancorp, Inc.	30,200	$367,232
Glacier Bancorp, Inc.	35,700	523,719
National Penn Bancshares, Inc.	57,100	343,171
Prosperity Bancshares, Inc.	17,200	597,700
Trustmark Corp.	30,800	641,256
Umpqua Holdings Corp.	9,700	111,356

		$2,584,434

Commercial Services & Supplies — 0.9%

Brink’s Co. (The)	14,500	$275,935

		$275,935

Communications Equipment — 3.3%

Brocade Communications Systems, Inc.(1)	144,100	$743,556
NETGEAR, Inc.(1)	14,700	262,248

		$1,005,804

Construction & Engineering — 4.0%

Chicago Bridge & Iron Co. NV(1)	18,000	$338,580
Emcor Group, Inc.(1)	13,200	305,844
Tutor Perini Corp.(1)	33,500	552,080

		$1,196,504

Containers & Packaging — 2.2%

AptarGroup, Inc.	17,700	$669,414

		$669,414

Diversified Telecommunication Services — 0.5%

GeoEye, Inc.(1)	5,000	$155,700

		$155,700

Electric Utilities — 6.9%

Cleco Corp.	28,400	$750,044
Portland General Electric Co.	34,500	632,385
Westar Energy, Inc.	32,600	704,486

		$2,086,915

Electrical Equipment — 4.0%

A.O. Smith Corp.	13,300	$640,927
General Cable Corp.(1)	21,400	570,310

		$1,211,237

Energy Equipment & Services — 3.3%

Bristow Group, Inc.(1)	13,800	$405,720
Exterran Holdings, Inc.(1)	13,000	335,530
Oil States International, Inc.(1)	6,500	257,270

		$998,520

Food & Staples Retailing — 2.6%

BJ’s Wholesale Club, Inc.(1)	21,100	$780,911

		$780,911

Food Products — 4.8%

J & J Snack Foods Corp.	15,900	$669,390
TreeHouse Foods, Inc.(1)	17,100	780,786

		$1,450,176

Health Care Equipment & Supplies — 4.2%

Teleflex, Inc.	12,400	$673,072
West Pharmaceutical Services, Inc.	16,400	598,436

		$1,271,508

Health Care Providers & Services — 3.8%

Magellan Health Services, Inc.(1)	11,900	$432,208
Owens & Minor, Inc.	25,100	712,338

		$1,144,546

Hotels, Restaurants & Leisure — 1.4%

Jack in the Box, Inc.(1)	21,200	$412,340

		$412,340

See notes to financial statements

5

Eaton Vance Small-Cap Value Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Insurance — 5.8%

Argo Group International Holding, Ltd.	23,500	$718,865
Aspen Insurance Holdings, Ltd.	28,400	702,616
Protective Life Corp.	15,600	333,684

		$1,755,165

IT Services — 1.6%

MAXIMUS, Inc.	8,300	$480,321

		$480,321

Machinery — 2.9%

Barnes Group, Inc.	17,100	$280,269
Crane Co.	10,200	308,142
Wabtec Corp.	7,600	303,164

		$891,575

Oil, Gas & Consumable Fuels — 1.9%

Comstock Resources, Inc.(1)	20,600	$571,032

		$571,032

Professional Services — 1.4%

Towers Watson & Co., Class A	11,000	$427,350

		$427,350

Real Estate Investment Trusts (REITs) — 8.3%

Corporate Office Properties Trust	18,900	$713,664
LaSalle Hotel Properties	22,300	458,711
Senior Housing Properties Trust	31,500	633,465
Tanger Factory Outlet Centers	17,300	715,874

		$2,521,714

Road & Rail — 4.0%

Arkansas Best Corp.	24,100	$500,075
Genesee & Wyoming, Inc., Class A(1)	13,600	507,416
Old Dominion Freight Line, Inc.(1)	5,400	189,756

		$1,197,247

Software — 3.6%

JDA Software Group, Inc.(1)	19,000	$417,620
NetScout Systems, Inc.(1)	46,500	661,230

		$1,078,850

Specialty Retail — 3.9%

Buckle, Inc. (The)	4,800	$155,616
Children’s Place Retail Stores, Inc. (The)(1)	13,100	576,662
Dick’s Sporting Goods, Inc.(1)	18,200	452,998

		$1,185,276

Textiles, Apparel & Luxury Goods — 2.4%

Carter’s, Inc.(1)	16,300	$427,875
Hanesbrands, Inc.(1)	11,900	286,314

		$714,189

Thrifts & Mortgage Finance — 5.7%

Astoria Financial Corp.	45,100	$620,576
First Niagara Financial Group, Inc.	43,300	542,549
Washington Federal, Inc.	34,300	554,974

		$1,718,099

Total Common Stocks
(identified cost $27,714,753)		$28,727,632

Short-Term Investments — 5.0%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/10	$1,516	$1,515,524

Total Short-Term Investments
(identified cost $1,515,524)		$1,515,524

Total Investments — 100.1%
(identified cost $29,230,277)		$30,243,156

Other Assets, Less Liabilities — (0.1)%		$(42,568)

Net Assets — 100.0%		$30,200,588

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See notes to financial statements

6

Eaton Vance Small-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investments, at value (identified cost, $29,230,277)	$30,243,156
Receivable for Fund shares sold	59,116
Dividends receivable	32,705
Receivable from affiliate	7,075

Total assets	$30,342,052

Liabilities

Payable for Fund shares redeemed	$70,151
Payable to affiliates:
Investment adviser fee	26,066
Distribution and service fees	12,960
Administration fee	3,910
Trustees’ fees	326
Accrued expenses	28,051

Total liabilities	$141,464

Net Assets	$30,200,588

Sources of Net Assets

Paid-in capital	$30,176,024
Accumulated net realized loss	(912,244)
Accumulated net investment loss	(76,071)
Net unrealized appreciation	1,012,879

Net Assets	$30,200,588

Class A Shares

Net Assets	$19,964,083
Shares Outstanding	1,676,087
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.91
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.64

Class B Shares

Net Assets	$2,192,427
Shares Outstanding	189,418
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.57

Class C Shares

Net Assets	$7,801,268
Shares Outstanding	676,126
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.54

Class I Shares

Net Assets	$242,810
Shares Outstanding	20,357
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends	$231,674
Interest	112

Total investment income	$231,786

Expenses

Investment adviser fee	$157,739
Administration fee	23,661
Distribution and service fees
Class A	25,736
Class B	11,957
Class C	41,889
Trustees’ fees and expenses	730
Custodian fee	14,230
Transfer and dividend disbursing agent fees	28,496
Legal and accounting services	14,898
Printing and postage	9,216
Registration fees	29,502
Miscellaneous	7,919

Total expenses	$365,973

Deduct —
Allocation of expenses to affiliate	$65,238
Reduction of custodian fee	11

Total expense reductions	$65,249

Net expenses	$300,724

Net investment loss	$(68,938)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,801,448

Net realized gain	$2,801,448

Change in unrealized appreciation (depreciation) —
Investments	$(4,085,747)

Net change in unrealized appreciation (depreciation)	$(4,085,747)

Net realized and unrealized loss	$(1,284,299)

Net decrease in net assets from operations	$(1,353,237)

See notes to financial statements

7

Eaton Vance Small-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment loss	$(68,938)	$(3,667)
Net realized gain from investment transactions and capital gain distributions received	2,801,448	287,944
Net change in unrealized appreciation (depreciation) from investments	(4,085,747)	4,725,810

Net increase (decrease) in net assets from operations	$(1,353,237)	$5,010,087

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,663,244	$8,691,440
Class B	294,992	556,447
Class C	1,773,526	3,799,398
Class I	218,083	100,114
Cost of shares redeemed
Class A	(3,371,992)	(4,582,611)
Class B	(195,615)	(670,005)
Class C	(1,674,317)	(2,059,790)
Class I	(60,588)	(1,100)
Net asset value of shares exchanged
Class A	92,592	167,161
Class B	(92,592)	(167,161)

Net increase in net assets from Fund share transactions	$2,647,333	$5,833,893

Net increase in net assets	$1,294,096	$10,843,980

Net Assets

At beginning of period	$28,906,492	$18,062,512

At end of period	$30,200,588	$28,906,492

Accumulated net investment loss included in net assets

At end of period	$(76,071)	$(7,133)

See notes to financial statements

8

Eaton Vance Small-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$12.320		$9.910	$13.500	$14.970	$14.850	$14.240

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.012)		$0.027	$0.018	$(0.033)	$(0.042)	$(0.065)
Net realized and unrealized gain (loss)	(0.398)		2.383	(3.608)	0.430	2.110	0.675

Total income (loss) from operations	$(0.410)		$2.410	$(3.590)	$0.397	$2.068	$0.610

Less Distributions

From net realized gain	$—		$—	$—	$(1.802)	$(1.948)	$—
Tax return of capital	—		—	—	(0.065)	—	—

Total distributions	$—		$—	$—	$(1.867)	$(1.948)	$—

Net asset value — End of period	$11.910		$12.320	$9.910	$13.500	$14.970	$14.850

Total Return(2)	(3.33	)%(3)	24.32%	(26.59)%	2.31%	13.92%	4.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,964		$18,471	$11,005	$11,131	$10,931	$10,284
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.65	%(6)	1.65%	1.65%	1.68%	1.75%	1.75%
Net investment income (loss)	(0.18	)%(6)	0.26%	0.15%	(0.21)%	(0.27)%	(0.45)%
Portfolio Turnover	25	%(3)	48%	76%	49%	51%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator subsidized certain operating expenses (equal to 0.41%, 0.74%, 0.62%, 0.41%, 0.31% and 0.57% of average daily net assets for the six months ended June 30, 2010, and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

9

Eaton Vance Small-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$12.020		$9.740	$13.370	$14.960	$14.950	$14.430

Income (Loss) From Operations

Net investment loss(1)	$(0.058)		$(0.046)	$(0.080)	$(0.152)	$(0.162)	$(0.175)
Net realized and unrealized gain (loss)	(0.392)		2.326	(3.550)	0.429	2.120	0.695

Total income (loss) from operations	$(0.450)		$2.280	$(3.630)	$0.277	$1.958	$0.520

Less Distributions

From net realized gain	$—		$—	$—	$(1.802)	$(1.948)	$—
Tax return of capital	—		—	—	(0.065)	—	—

Total distributions	$—		$—	$—	$(1.867)	$(1.948)	$—

Net asset value — End of period	$11.570		$12.020	$9.740	$13.370	$14.960	$14.950

Total Return(2)	(3.74	)%(3)	23.41%	(27.15)%	1.50%	13.10%	3.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,192		$2,277	$2,122	$4,037	$4,915	$4,905
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.40	%(6)	2.40%	2.40%	2.43%	2.50%	2.50%
Net investment loss	(0.94	)%(6)	(0.46)%	(0.66)%	(0.98)%	(1.02)%	(1.20)%
Portfolio Turnover	25	%(3)	48%	76%	49%	51%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator subsidized certain operating expenses (equal to 0.41%, 0.74%, 0.62%, 0.41%, 0.31% and 0.57% of average daily net assets for the six months ended June 30, 2010, and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

10

Eaton Vance Small-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$11.980		$9.720	$13.330	$14.910	$14.910	$14.400

Income (Loss) From Operations

Net investment loss(1)	$(0.058)		$(0.049)	$(0.075)	$(0.151)	$(0.161)	$(0.175)
Net realized and unrealized gain (loss)	(0.382)		2.309	(3.535)	0.438	2.109	0.685

Total income (loss) from operations	$(0.440)		$2.260	$(3.610)	$0.287	$1.948	$0.510

Less Distributions

From net realized gain	$—		$—	$—	$(1.802)	$(1.948)	$—
Tax return of capital	—		—	—	(0.065)	—	—

Total distributions	$—		$—	$—	$(1.867)	$(1.948)	$—

Net asset value — End of period	$11.540		$11.980	$9.720	$13.330	$14.910	$14.910

Total Return(2)	(3.67	)%(3)	23.38%	(27.16)%	1.57%	13.06%	3.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,801		$8,056	$4,936	$5,690	$5,986	$5,501
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.40	%(6)	2.40%	2.40%	2.43%	2.50%	2.50%
Net investment loss	(0.93	)%(6)	(0.49)%	(0.63)%	(0.97)%	(1.01)%	(1.20)%
Portfolio Turnover	25	%(3)	48%	76%	49%	51%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The administrator subsidized certain operating expenses (equal to 0.41%, 0.74%, 0.62%, 0.41%, 0.31% and 0.57% of average daily net assets for the six months ended June 30, 2010, and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively). Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

See notes to financial statements

11

Eaton Vance Small-Cap Value Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009(1)

Net asset value — Beginning of period	$12.330		$11.600

Income (Loss) From Operations

Net investment income(2)	$0.004		$0.008
Net realized and unrealized gain (loss)	(0.404)		0.722

Total income (loss) from operations	$(0.400)		$0.730

Net asset value — End of period	$11.930		$12.330

Total Return(3)	(3.24	)%(4)	6.29	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$243		$103
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.40	%(7)	1.40	%(7)
Net investment income	0.07	%(7)	0.28	%(7)
Portfolio Turnover	25	%(4)	48	%(8)

(1)	For the period from the start of business, October 1, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The administrator subsidized certain operating expenses (equal to 0.41% and 0.74% of average daily net assets for the six months ended June 30, 2010 and the period ended December 31, 2009, respectively). Absent this subsidy, total return would be lower.

(7)	Annualized.

(8)	For the year ended December 31, 2009.

See notes to financial statements

12

Eaton Vance Small-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,695,742 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($2,456,427) and December 31, 2017 ($1,239,315).

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

13

Eaton Vance Small-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2010, the investment adviser fee amounted to $157,739 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Fox Asset Management LLC (Fox), an affiliate of EVM. BMR pays Fox a portion of its investment advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2010, the administration fee amounted to $23,661. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.65%, 2.40%, 2.40% and 1.40% annually of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2011. Pursuant to this agreement, EVM was allocated $65,238 of the Fund’s operating expenses for the six months ended June 30, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the

14

Eaton Vance Small-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

performance of these services. For the six months ended June 30, 2010, EVM earned $1,810 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,951 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $25,736 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $8,968 and $31,416 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,000 and $722,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $2,989 and $10,473 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $2,000 and $3,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,564,266 and $7,293,647, respectively, for the six months ended June 30, 2010.

15

Eaton Vance Small-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	432,357	845,149
Redemptions	(262,236)	(473,260)
Exchange from Class B shares	7,190	16,650

Net increase	177,311	388,539

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	22,970	57,083
Redemptions	(15,599)	(68,447)
Exchange to Class A shares	(7,390)	(17,005)

Net decrease	(19)	(28,369)

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	139,434	379,222
Redemptions	(135,550)	(214,886)

Net increase	3,884	164,336

	Six Months Ended
	June 30, 2010	Period Ended
Class I	(Unaudited)	December 31, 2009(1)

Sales	16,889	8,418
Redemptions	(4,856)	(94)

Net increase	12,033	8,324

(1)	Class I commenced operations on October 1, 2009.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,255,360

Gross unrealized appreciation	$2,489,450
Gross unrealized depreciation	(1,501,654)

Net unrealized appreciation	$987,796

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$28,727,632	$—	$—	$28,727,632
Short-Term Investments	—	1,515,524	—	1,515,524

Total Investments	$28,727,632	$1,515,524	$—	$30,243,156

16

Eaton Vance Small-Cap Value Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

17

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

18

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Small-Cap Value Fund (the “Fund”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Fox Asset Management LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research and similar services to the Fund. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

19

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

20

Eaton Vance Small-Cap Value Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

21

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Investment Adviser of Eaton Vance Small-Cap Value Fund
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Small-Cap Value Fund
Fox Asset Management LLC
331 Newman Springs Road
Red Bank, NJ 07701

Administrator of Eaton Vance Small-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Small-Cap Value Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1303-8/10	SCVSRC

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report June 30, 2010

# EATON VANCE SPECIAL EQUITIES FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Special Equities Fund as of June 30, 2010

INVESTMENT UPDATE
Nancy B. Tooke, CFA
Portfolio Manager
Economic and Market Conditions
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.

•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Mid-cap stocks posted stronger returns than their large-cap counterparts for the six months ended June 30, 2010, but still ended the period in negative territory. The Russell 2500 Index (the Index) saw losses in eight of its 10 economic sectors.[1] Positive results came from the financials and health care sectors. Telecommunications stocks – with their out-of-favor defensive characteristics – and the energy sector registered the worst losses for the six-month period.

•	Despite outperforming the Index in seven out of 10 sectors, the Fund[2] underperformed the Index for the six-month period. The majority of the shortfall was due to stock selection and an underweighted allocation in the outperforming financials sector. Stock selection and an overweighted allocation in the materials sector also detracted from performance.

•	On the positive side, the information technology sector was the most beneficial for the Fund’s performance, a result of stock selection in Internet software and services and computers and peripherals. The performance of Fund positions in consumer discretionary also contributed, particularly allocations in the household durables industry.

Total Return Performance
12/31/09 – 6/30/10

Class A3	-1.71%
Class B3	-2.01
Class C3	-2.01
Russell 2500 Index[1]	-1.69
S&P SmallCap 600 Index[1]	-0.88
Lipper Mid-Cap Core Funds Average[1]	-2.89
See page 3 for more performance information.

[1]	The Fund’s primary benchmark changed from the S&P SmallCap 600 Index to the Russell 2500 Index, as the Russell 2500 Index was deemed to be a more appropriate primary benchmark for the Fund. It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Special Equities Portfolio (the Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

1

Eaton Vance Special Equities Fund as of June 30, 2010

INVESTMENT UPDATE
•	Although the Fund was overweighted in energy, stock selection in this sector boosted performance, especially in the oil, gas and consumable fuels industry. Security selection in the consumer staples sector provided a further boost to performance.

•	Fund management continued to focus on stocks of companies with attractive growth prospects, sound financial fundamentals and competitive industry positions. We believe our research-driven investment process, steadfast focus on risk management and valuation discipline may serve our shareholders well over the long term.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1
By net assets

Mead Johnson Nutrition Co., Class A	2.6%
Akamai Technologies, Inc.	2.3
Kansas City Southern	2.3
Pioneer Natural Resources Co.	2.3
Advance Auto Parts, Inc.	2.1
Tempur-Pedic International, Inc.	2.1
FLIR Systems, Inc.	2.1
Harris Corp.	2.0
Shaw Group, Inc. (The)	2.0
Perrigo Co.	2.0

[1]	Top 10 Holdings represented 21.8% of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 6/30/10. Excludes cash equivalents.

2

Eaton Vance Special Equities Fund as of June 30, 2010

FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EVSEX	EMSEX	ECSEX

Average Annual Total Returns (at net asset value)
Six Months	-1.71%	-2.01%	-2.01%
One Year	25.77	24.87	24.87
Five Years	4.06	3.30	3.30
Ten Years	-4.08	-4.81	-4.79
Life of Fund†	6.79	3.64	3.68
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-7.33%	-6.91%	-2.99%
One Year	18.57	19.87	23.87
Five Years	2.84	2.95	3.30
Ten Years	-4.64	-4.81	-4.79
Life of Fund†	6.64	3.64	3.68

†	Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% - 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.57%	2.32%	2.32%

[2]	Source: Prospectus dated 5/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Special Equities Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Special Equities Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class A	$1,000.00	$982.90	$7.13
Class B	$1,000.00	$979.90	$10.80
Class C	$1,000.00	$979.90	$10.80

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25
Class B	$1,000.00	$1,013.90	$10.99
Class C	$1,000.00	$1,013.90	$10.99

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A shares, 2.20% for Class B shares and 2.20% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009. The Example reflects expenses of both the Fund and the Portfolio.

4

Eaton Vance Special Equities Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investment in Special Equities Portfolio, at value (identified cost, $52,773,143)	$59,771,370
Receivable for Fund shares sold	34,051

Total assets	$59,805,421

Liabilities

Payable for Fund shares redeemed	$1,999,960
Payable to affiliates:
Distribution and service fees	18,335
Trustees’ fees	125
Accrued expenses	39,751

Total liabilities	$2,058,171

Net Assets	$57,747,250

Sources of Net Assets

Paid-in capital	$91,005,616
Accumulated net realized loss from Portfolio	(39,913,444)
Accumulated net investment loss	(343,149)
Net unrealized appreciation from Portfolio	6,998,227

Total	$57,747,250

Class A Shares

Net Assets	$50,111,282
Shares Outstanding	3,963,895
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.64
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.41

Class B Shares

Net Assets	$1,193,558
Shares Outstanding	97,859
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.20

Class C Shares

Net Assets	$6,442,410
Shares Outstanding	528,209
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends allocated from Portfolio	$170,049
Interest allocated from Portfolio	2,087
Expenses allocated from Portfolio	(266,078)

Total investment loss from Portfolio	$(93,942)

Expenses

Distribution and service fees
Class A	$73,337
Class B	6,523
Class C	34,329
Trustees’ fees and expenses	250
Custodian fee	6,547
Transfer and dividend disbursing agent fees	69,707
Legal and accounting services	17,549
Printing and postage	11,782
Registration fees	23,886
Miscellaneous	6,175

Total expenses	$250,085

Net investment loss	$(344,027)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$4,918,487

Net realized gain	$4,918,487

Change in unrealized appreciation (depreciation) —
Investments	$(5,355,492)

Net change in unrealized appreciation (depreciation)	$(5,355,492)

Net realized and unrealized loss	$(437,005)

Net decrease in net assets from operations	$(781,032)

See notes to financial statements

5

Eaton Vance Special Equities Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment loss	$(344,027)	$(569,638)
Net realized gain (loss) from investment transactions	4,918,487	(7,804,342)
Net change in unrealized appreciation (depreciation) from investments	(5,355,492)	26,127,499

Net increase (decrease) in net assets from operations	$(781,032)	$17,753,519

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,699,354	$7,275,254
Class B	241,237	128,774
Class C	578,458	1,305,958
Cost of shares redeemed
Class A	(11,084,954)	(17,061,041)
Class B	(267,523)	(390,521)
Class C	(937,352)	(2,103,426)
Net asset value of shares exchanged
Class A	153,240	142,546
Class B	(153,240)	(142,546)

Net decrease in net assets from Fund share transactions	$(8,770,780)	$(10,845,002)

Net increase (decrease) in net assets	$(9,551,812)	$6,908,517

Net Assets

At beginning of period	$67,299,062	$60,390,545

At end of period	$57,747,250	$67,299,062

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(343,149)	$878

See notes to financial statements

6

Eaton Vance Special Equities Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Net asset value — Beginning of period	$12.860		$9.520	$16.420	$13.440	$11.490		$10.740

Income (Loss) From Operations

Net investment loss(1)	$(0.063)		$(0.091)	$(0.114)	$(0.126)	$(0.083)		$(0.132)
Net realized and unrealized gain (loss)	(0.157)		3.431	(6.786)	3.106	2.033		0.882

Total income (loss) from operations	$(0.220)		$3.340	$(6.900)	$2.980	$1.950		$0.750

Net asset value — End of period	$12.640		$12.860	$9.520	$16.420	$13.440		$11.490

Total Return(2)	(1.71	)%(3)	35.08%	(42.02)%	22.17%	16.97%		6.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,111		$58,962	$52,978	$54,931	$40,700		$38,627
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.45	%(6)	1.57%	1.43%	1.39%	1.42	%(7)	1.76%
Net investment loss	(0.94	)%(6)	(0.87)%	(0.80)%	(0.82)%	(0.66)%		(1.24)%
Portfolio Turnover of the Portfolio	38	%(3)	77%	95%	72%	98%		207%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).

See notes to financial statements

7

Eaton Vance Special Equities Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Net asset value — Beginning of period	$12.450		$9.280	$16.140	$13.310	$11.460		$10.800

Income (Loss) From Operations

Net investment loss(1)	$(0.109)		$(0.164)	$(0.224)	$(0.239)	$(0.177)		$(0.212)
Net realized and unrealized gain (loss)	(0.141)		3.334	(6.636)	3.069	2.027		0.872

Total income (loss) from operations	$(0.250)		$3.170	$(6.860)	$2.830	$1.850		$0.660

Net asset value — End of period	$12.200		$12.450	$9.280	$16.140	$13.310		$11.460

Total Return(2)	(2.01	)%(3)	34.16%	(42.50)%	21.26%	16.14%		6.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,194		$1,407	$1,452	$2,362	$2,130		$2,624
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.20	%(6)	2.32%	2.18%	2.14%	2.17	%(7)	2.51%
Net investment loss	(1.69	)%(6)	(1.62)%	(1.59)%	(1.57)%	(1.43)%		(1.99)%
Portfolio Turnover of the Portfolio	38	%(3)	77%	95%	72%	98%		207%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).

See notes to financial statements

8

Eaton Vance Special Equities Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Net asset value — Beginning of period	$12.450		$9.290	$16.130	$13.310	$11.460		$10.800

Income (Loss) From Operations

Net investment loss(1)	$(0.109)		$(0.165)	$(0.205)	$(0.238)	$(0.176)		$(0.212)
Net realized and unrealized gain (loss)	(0.141)		3.325	(6.635)	3.058	2.026		0.872

Total income (loss) from operations	$(0.250)		$3.160	$(6.840)	$2.820	$1.850		$0.660

Net asset value — End of period	$12.200		$12.450	$9.290	$16.130	$13.310		$11.460

Total Return(2)	(2.01	)%(3)	34.02%	(42.41)%	21.19%	16.14%		6.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,442		$6,930	$5,961	$3,739	$2,115		$2,191
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.20	%(6)	2.32%	2.18%	2.14%	2.17	%(7)	2.51%
Net investment loss	(1.69	)%(6)	(1.62)%	(1.52)%	(1.56)%	(1.42)%		(1.99)%
Portfolio Turnover of the Portfolio	38	%(3)	77%	95%	72%	98%		207%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).

See notes to financial statements

9

Eaton Vance Special Equities Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Special Equities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $44,794,543 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010 ($15,356,582), December 31, 2016 ($7,702,298) and December 31, 2017 ($21,735,663).

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for

10

Eaton Vance Special Equities Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2010, EVM earned $3,013 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,006 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2010 amounted to $73,337 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2010, the Fund paid or accrued to EVD $4,892 and $25,747 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $342,000 and $2,078,000, respectively.

11

Eaton Vance Special Equities Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2010 amounted to $1,631 and $8,582 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2010, the Fund was informed that EVD received approximately $3,000 and $500 of CDSCs paid by Class B and Class C shareholders, respectively, and less than $10 of CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended June 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $543,501 and $7,671,322, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.

Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2010	Year Ended
Class A	(Unaudited)	December 31, 2009

Sales	201,085	711,897
Redemptions	(834,912)	(1,706,850)
Exchange from Class B shares	11,476	14,619

Net decrease	(622,351)	(980,334)

	Six Months Ended
	June 30, 2010	Year Ended
Class B	(Unaudited)	December 31, 2009

Sales	17,567	11,832
Redemptions	(20,832)	(40,166)
Exchange to Class A shares	(11,872)	(15,030)

Net decrease	(15,137)	(43,364)

	Six Months Ended
	June 30, 2010	Year Ended
Class C	(Unaudited)	December 31, 2009

Sales	43,706	131,337
Redemptions	(72,127)	(216,532)

Net decrease	(28,421)	(85,195)

12

Special Equities Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value

Aerospace & Defense — 1.6%

Aerovironment, Inc.(1)	44,750	$972,418

		$972,418

Auto Components — 1.6%

Dana Holding Corp.(1)	96,390	$963,900

		$963,900

Building Products — 1.6%

Armstrong World Industries, Inc.(1)	31,130	$939,503

		$939,503

Capital Markets — 3.0%

Affiliated Managers Group, Inc.(1)	15,850	$963,204
Lazard, Ltd., Class A	32,090	857,124

		$1,820,328

Chemicals — 4.7%

Calgon Carbon Corp.(1)	73,805	$977,178
Ecolab, Inc.	23,450	1,053,140
Intrepid Potash, Inc.(1)	39,620	775,363

		$2,805,681

Commercial Banks — 1.6%

KeyCorp	44,020	$338,514
SVB Financial Group(1)	7,400	305,102
Wilmington Trust Corp.	30,410	337,247

		$980,863

Commercial Services & Supplies — 1.9%

Clean Harbors, Inc.(1)	17,180	$1,140,924

		$1,140,924

Communications Equipment — 3.6%

Brocade Communications Systems, Inc.(1)	186,640	$963,062
Harris Corp.	29,010	1,208,267

		$2,171,329

Construction & Engineering — 5.3%

Jacobs Engineering Group, Inc.(1)	25,570	$931,771
Quanta Services, Inc.(1)	49,420	1,020,523
Shaw Group, Inc. (The)(1)	35,020	1,198,384

		$3,150,678

Containers & Packaging — 1.7%

Temple-Inland, Inc.	49,540	$1,023,992

		$1,023,992

Diversified Financial Services — 1.3%

CIT Group, Inc.(1)	22,830	$773,024

		$773,024

Electronic Equipment, Instruments & Components — 5.7%

FLIR Systems, Inc.(1)	42,850	$1,246,507
National Instruments Corp.	35,740	1,135,817
Trimble Navigation, Ltd.(1)	36,390	1,018,920

		$3,401,244

Energy Equipment & Services — 3.3%

CARBO Ceramics, Inc.	15,030	$1,085,016
Rowan Cos., Inc.(1)	40,910	897,565

		$1,982,581

Food Products — 6.3%

Corn Products International, Inc.	30,790	$932,937
Flowers Foods, Inc.	39,970	976,467
Green Mountain Coffee Roasters, Inc.(1)	34,100	876,370
Ralcorp Holdings, Inc.(1)	17,830	977,084

		$3,762,858

Health Care Equipment & Supplies — 1.6%

West Pharmaceutical Services, Inc.	26,640	$972,094

		$972,094

Health Care Providers & Services — 1.7%

VCA Antech, Inc.(1)	40,190	$995,104

		$995,104

See notes to financial statements

13

Special Equities Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.4%

Bally Technologies, Inc.(1)	26,190	$848,294

		$848,294

Household Durables — 3.8%

Tempur-Pedic International, Inc.(1)	40,610	$1,248,757
Whirlpool Corp.	11,690	1,026,616

		$2,275,373

Household Products — 1.6%

Church & Dwight Co., Inc.	15,384	$964,731

		$964,731

Internet Software & Services — 4.1%

Akamai Technologies, Inc.(1)	34,510	$1,400,071
VeriSign, Inc.(1)	39,850	1,058,017

		$2,458,088

IT Services — 1.2%

Euronet Worldwide, Inc.(1)	56,170	$718,414

		$718,414

Life Sciences Tools & Services — 1.6%

Bruker Corp.(1)	78,610	$955,898

		$955,898

Metals & Mining — 3.6%

Compass Minerals International, Inc.	13,820	$971,270
IAMGOLD Corp.	65,930	1,165,642

		$2,136,912

Multi-Utilities — 1.7%

CMS Energy Corp.	67,210	$984,627

		$984,627

Multiline Retail — 1.7%

Big Lots, Inc.(1)	32,420	$1,040,358

		$1,040,358

Oil, Gas & Consumable Fuels — 6.1%

Brigham Exploration Co.(1)	56,750	$872,815
Forest Oil Corp.(1)	38,720	1,059,379
Petrohawk Energy Corp.(1)	20,360	345,509
Pioneer Natural Resources Co.	22,790	1,354,866

		$3,632,569

Personal Products — 2.6%

Mead Johnson Nutrition Co., Class A	30,572	$1,532,269

		$1,532,269

Pharmaceuticals — 3.7%

Perrigo Co.	20,170	$1,191,442
Warner Chilcott PLC, Class A(1)	43,390	991,461

		$2,182,903

Professional Services — 3.6%

FTI Consulting, Inc.(1)	26,970	$1,175,622
Robert Half International, Inc.	41,100	967,905

		$2,143,527

Road & Rail — 3.3%

Genesee & Wyoming, Inc., Class A(1)	16,250	$606,288
Kansas City Southern(1)	37,980	1,380,573

		$1,986,861

Semiconductors & Semiconductor Equipment — 3.2%

Analog Devices, Inc.	34,720	$967,299
Cypress Semiconductor Corp.(1)	91,130	914,945

		$1,882,244

Software — 3.1%

Parametric Technology Corp.(1)	60,890	$954,146
Synopsys, Inc.(1)	43,200	901,584

		$1,855,730

Specialty Retail — 3.7%

Advance Auto Parts, Inc.	25,240	$1,266,543
RadioShack Corp.	48,630	948,771

		$2,215,314

See notes to financial statements

14

Special Equities Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.6%

Hanesbrands, Inc.(1)	39,365	$947,122

		$947,122

Thrifts & Mortgage Finance — 0.7%

People’s United Financial, Inc.	31,140	$420,390

		$420,390

Total Common Stocks
(identified cost $52,039,916)		$59,038,145

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$911	$910,573

Total Short-Term Investments
(identified cost $910,573)		$910,573

Total Investments — 100.3%
(identified cost $52,950,489)		$59,948,718

Other Assets, Less Liabilities — (0.3)%		$(177,321)

Net Assets — 100.0%		$59,771,397

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 was $1,760 and $0, respectively.

See notes to financial statements

15

Special Equities Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $52,039,916)	$59,038,145
Affiliated investment, at value (identified cost, $910,573)	910,573
Dividends receivable	24,264
Interest receivable from affiliated investment	359

Total assets	$59,973,341

Liabilities

Payable for investments purchased	$125,874
Payable to affiliates:
Investment adviser fee	33,852
Trustees’ fees	685
Accrued expenses	41,533

Total liabilities	$201,944

Net Assets applicable to investors’ interest in Portfolio	$59,771,397

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$52,773,168
Net unrealized appreciation	6,998,229

Total	$59,771,397

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends	$170,049
Interest allocated from affiliated investments	2,087
Expenses allocated from affiliated investments	(327)

Total investment income	$171,809

Expenses

Investment adviser fee	$211,406
Trustees’ fees and expenses	1,350
Custodian fee	28,982
Legal and accounting services	21,508
Miscellaneous	2,506

Total expenses	$265,752

Net investment loss	$(93,943)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,918,414
Investment transactions allocated from affiliated investment	75

Net realized gain	$4,918,489

Change in unrealized appreciation (depreciation) —
Investments	$(5,355,494)

Net change in unrealized appreciation (depreciation)	$(5,355,494)

Net realized and unrealized loss	$(437,005)

Net decrease in net assets from operations	$(530,948)

See notes to financial statements

16

Special Equities Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment loss	$(93,943)	$(66,797)
Net realized gain (loss) from investment transactions	4,918,489	(7,804,345)
Net change in unrealized appreciation (depreciation) from investments	(5,355,494)	26,127,509

Net increase (decrease) in net assets from operations	$(530,948)	$18,256,367

Capital transactions —
Contributions	$543,501	$6,242,309
Withdrawals	(7,671,322)	(17,658,648)

Net decrease in net assets from capital transactions	$(7,127,821)	$(11,416,339)

Net increase (decrease) in net assets	$(7,658,769)	$6,840,028

Net Assets

At beginning of period	$67,430,166	$60,590,138

At end of period	$59,771,397	$67,430,166

See notes to financial statements

17

Special Equities Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.80	%(2)	0.79%	0.79%	0.79%	0.82	%(3)	0.88%
Net investment loss	(0.28	)%(2)	(0.11)%	(0.16)%	(0.22)%	(0.07)%		(0.36)%
Portfolio Turnover	38	%(4)	77%	95%	72%	98%		207%

Total Return	(1.39	)%(4)	36.12%	(41.63)%	22.90%	17.67%		7.91%

Net assets, end of period (000’s omitted)	$59,771		$67,430	$60,590	$61,177	$45,039		$43,702

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).

(4)	Not annualized.

See notes to financial statements

18

Special Equities Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Special Equities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Special Equities Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

19

Special Equities Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $211,512 of which $106 was allocated from Cash Management Portfolio and $211,406 was paid or accrued directly by the Portfolio.

20

Special Equities Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $24,603,200 and $31,079,038, respectively, for the six months ended June 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,968,131

Gross unrealized appreciation	$10,245,077
Gross unrealized depreciation	(3,264,490)

Net unrealized appreciation	$6,980,587

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$59,038,145	$—	$—	$59,038,145
Short-Term Investments	—	910,573	—	910,573

Total Investments	$59,038,145	$910,573	$—	$59,948,718

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

21

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

22

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Special Equities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Special Equities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

23

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

24

Eaton Vance Special Equities Fund

OFFICERS AND TRUSTEES

Eaton Vance Special Equities Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

25

Eaton Vance Special Equities Fund

OFFICERS AND TRUSTEES CONT’D

Special Equities Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Special Equities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Special Equities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Special Equities Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

172-8/10	SESRC

Semi annual Report June 30, 2010 EATON VANCE COMMODITY STRATEGY FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Commodity Strategy Fund as of June 30, 2010
INVESTMENT UPDATE

Economic and Market Conditions
•	Welcome to Eaton Vance Commodity Strategy Fund. During the period from the Fund’s inception on April 8, 2010, through June 30, 2010, many of the economic trends of the prior four quarters
 Portfolio Managers:
 John Brynjolfsson
 Paul Dickson
 Armored Wolf, LLC

were reversed. The problems in Western Europe intensified, and uncertainty once again became the theme for investors. Perceived safe-havens, including U.S. Treasuries, the U.S. dollar, the Japanese yen and gold, all rallied significantly. U.S. Treasury yields fell approximately 40, 70 and 90 basis points (0.40%, 0.70% and 0.90%) at the 2-, 5- and 10-year points on the yield curve, respectively; the U.S. dollar appreciated more than 9% versus the euro; and gold appreciated more than 11%. Riskier assets, such as the below-investment-grade (high-yield) corporate debt and the equity markets underperformed. High-yield spreads widened by approximately 120 basis points, as measured by the BofA Merrill Lynch High Yield Master Index. Broad-based U.S. stocks, as measured by the Standard & Poor’s 500 Index (S&P 500), were down almost 12%.
•	Greece continued to be a source of head winds, holding back both European and U.S. markets. In response to Greece’s inability to refinance maturing Treasury securities, Eurozone leaders and the European Central Bank (ECB) were forced to take extraordinary measures. On May 10, 2010, Eurozone leaders agreed to the creation of a special purpose vehicle which will issue up to 440 billion (euros) in bonds backed by intergovernmental guarantees. In addition, the ECB announced its intention to begin purchases of bonds issued by troubled sovereigns, a measure it had previously dismissed.
•	Commodity returns generally declined during the period due to reduced inflation pressure and concerns about the slowing global economy. The Dow Jones-UBS Commodity Index Total Return (the Index) dropped 6.88% for the period from April 8, 2010, to June 30, 2010.[1]

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	The Fund pursues its investment objective of total return primarily through investments in commodity-linked derivative instruments, backed by a portfolio of long and short positions in fixed-income securities. The Fund expects to hold its investments in particular sectors of the commodities markets; however, the Fund will not hold more than 25% of its assets in issuers in any one industry. Initially, the Fund expects to maintain a duration of less than or equal to four years. Duration is a measure of the sensitivity of a fund or a fixed-income security to changes in interest rates. A shorter duration instrument normally has less exposure to interest-rate risk than longer duration instruments. The Fund also invests in securities and instruments that are economically tied to emerging markets, as well as high-yield securities rated B or higher by Moody’s Investors Service, Inc. or its equivalent.
•	As the Fund’s assets were growing early in the period, management gained exposure to commodities primarily through commodities swaps and an exchange-traded note on the Index. A short-term cash position early in the period detracted from performance relative to the Index, however. Toward the end of the period, the Fund began employing the full range of its investment strategies. These included positions in “TIPS breakevens,” which are investments that capture the yield difference between Treasury Inflation-Protected Securies (TIPS) and nominal Treasuries. TIPS breakevens are considered the market’s proxy for inflation expectations. Management believes these securities may help the Fund outperform during periods of rising inflation and interest rates. On the

Total Return Performance
4/8/10 – 6/30/10

Class A2	-8.10%
Class C2	-8.40
Class I2	-8.20
Dow Jones-UBS Commodity Index Total Return[1]	-6.88

See page 3 for more performance information.

[1]
It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

[2]
Returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent an allocation of expenses to the investment adviser, sub-adviser and administrator of the Fund, the returns would be lower.

1

Eaton Vance Commodity Strategy Fund as of June 30, 2010
INVESTMENT UPDATE

commodities side, management made several relative value trades in addition to the Fund’s long Index exposure. The Fund also invested in emerging markets debt.

•	Looking ahead to the rest of 2010, management anticipates that deflation concerns may persist amid continuing worries over slower economic growth, as government stimuli programs continue to wane. Having said that, management believes that many of the larger global economies do not fully reflect the effects of historically low bond yields and short-term interest rates, which historically have contributed to eventual increases in inflation and rising interest rates. In such an environment, in which interest rates essentially have nowhere to go but up and governments rely heavily on central banks to maintain extremely accommodative policies, management believes that commodity investments have the potential to perform well over the long term.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition
Securities Holdings (excludes derivative positions)1
By total net assets

[1]	Securities Holdings reflect the Fund’s securities positions as of 6/30/10.
Sector Weightings2
By total net assets

Commodity Index[3]	98.9%
Inflation-Linked	2.9
Emerging Market Bonds	2.7
Commodities	0.8
Global Macro	1.0

[2]
As a percentage of the Fund’s net assets as of 6/30/10. Excludes cash equivalents. Sector weightings include the impact of derivative positions, which are reflected at the value of their notional amounts.

[3]	Reflects exposure to the Dow Jones-UBS Commodity Indices.

2

Eaton Vance Commodity Strategy Fund as of June 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EACSX	ECCSX	EICSX

Cumulative Total Returns (at net asset value)

Life of Fund†	-8.10%	-8.40%	-8.20%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)

Life of Fund†	-12.48%	-9.32%	-8.20%

†Inception Dates – Class A, B and I: 4/8/10

[1]
Cumulative Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Total Return for Class A reflects the maximum 4.75% sales charge. SEC Cumulative Total Return for Class C reflects a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent an allocation of expenses to the investment adviser, sub-adviser and administrator of the Fund, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.69%	2.44%	1.44%
Net Expense Ratio	1.50	2.25	1.25

[2]
Source: Prospectus dated 4/7/10. Net Expense Ratio reflects a contractual expense limitation and an expense waiver. The expense limitation continues through April 30, 2011. Thereafter, the expense limitation may be changed or terminated. Without such expense limitation and waiver, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Commodity Strategy Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 8, 2010 – June 30, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Commodity Strategy Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/8/10)	(6/30/10)	(4/8/10 – 6/30/10)

Actual*
Class A	$1,000.00	$919.00	$3.31	***
Class C	$1,000.00	$916.00	$4.96	***
Class I	$1,000.00	$918.00	$2.76	***

*	The Fund had not commenced operations on January 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 84/365 (to reflect the period from commencement of operations on April 8, 2010 to June 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 8, 2010.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	***
Class C	$1,000.00	$1,013.60	$11.23	***
Class I	$1,000.00	$1,018.60	$6.26	***

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 8, 2010.

***	Absent an allocation of expenses to affiliates, expenses would be higher.

4

Eaton Vance Commodity Strategy Fund as of June 30, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 2.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Brazil — 0.2%

Cosan SA Industria e Comercio, 8.25%, 2/15/49(1)	$100	$99,870

Total Brazil		$99,870

Indonesia — 0.3%

Bumi Capital PTE, Ltd., 12.00%, 11/10/16(1)	$100	$102,000

Total Indonesia		$102,000

Kazakhstan — 0.4%

Kazkommertsbank, 8.50%, 4/16/13(1)	$150	$142,500

Total Kazakhstan		$142,500

Mexico — 0.2%

Axtel SAB de CV, 9.00%, 9/22/19(1)	$100	$89,500

Total Mexico		$89,500

Russia — 1.0%

Bank of Moscow, Loan Participation Notes, 6.699%, 3/11/15(1)	$100	$99,125
Gazprom International SA, Guaranteed Loan Participation Notes, 7.201%, 2/1/20(1)	223	231,826
MTS International Funding, Ltd., Loan Participation Notes, 8.625%, 6/22/20(1)	100	103,950

Total Russia		$434,901

Total Foreign Corporate Bonds
(identified cost $866,342)		$868,771

Foreign Government Bonds — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Argentina — 0.5%

City of Buenos Aires, 12.50%, 4/6/15(1)	$100	$101,750
Republic of Argentina, 8.28%, 12/31/33(2)	128	88,492

Total Argentina		$190,242

Ukraine — 0.2%

Ukraine Government, 6.58%, 11/21/16(1)	$100	$92,750

Total Ukraine		$92,750

Total Foreign Government Bonds
(identified cost $280,780)		$282,992

U.S. Treasury Obligations — 11.5%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Inflation Protected Notes:
1.25%, 4/15/14(3)	$1,030	$1,076,826
1.375%, 1/15/20(3)	1,411	1,447,601
2.375%, 1/15/25(3)	2,082	2,314,428

Total U.S. Treasury Obligations
(identified cost $4,823,649)		$4,838,855

Exchange Traded Notes (ETN) — 1.2%

Security	Units	Value

iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(4)	13,578	$511,076

Total Exchange Traded Notes (ETN)
(identified cost $514,024)		$511,076

Short-Term Investments — 72.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(5)	$30,311	$30,310,567

Total Short-Term Investments
(identified cost $30,310,567)		$30,310,567

Total Investments — 87.8%
(identified cost $36,795,362)		$36,812,261

See notes to consolidated financial statements

5

Eaton Vance Commodity Strategy Fund as of June 30, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Call Options Written — 0.0%(6)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Wheat Future	2	$490	7/23/10	$(1,213)

Total Call Options Written
(premiums received $1,394)				$(1,213)

Put Options Written — 0.0%(6)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Wheat Future	2	$450	7/23/10	$(450)

Total Put Options Written
(premiums received $519)				$(450)

Other Assets, Less Liabilities — 12.2%				$5,134,029

Net Assets — 100.0%				$41,944,627

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $1,063,271 or 2.5% of the Fund’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(4)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010.

(6)	Amount is less than 0.05%.

See notes to consolidated financial statements

6

Eaton Vance Commodity Strategy Fund as of June 30, 2010

CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $6,484,795)	$6,501,694
Affiliated investment, at value (identified cost, $30,310,567)	30,310,567
Cash	3,661
Cash on deposit at broker	77,546
Restricted cash(1)	1,445,500
Receivable for Fund shares sold	2,682,618
Interest receivable	54,777
Interest receivable from affiliated investment	3,906
Receivable for investments sold	197,865
Receivable for variation margin on open futures contracts	1,317
Receivable for open swap contracts	1,116,452
Receivable from affiliates	73,461

Total assets	$42,469,364

Liabilities

Written options outstanding, at value (premiums received, $1,913)	$1,663
Payable for investments purchased	380,712
Payable for variation margin on open futures contracts	1,028
Payable for open swap contracts	19,009
Payable for Fund shares redeemed	39,334
Payable to affiliates:
Investment adviser fee	23,756
Distribution and service fees	115
Accrued expenses	59,120

Total liabilities	$524,737

Net Assets	$41,944,627

Sources of Net Assets

Paid-in capital	$42,500,380
Accumulated net realized loss	(603,562)
Accumulated net investment loss	(25,036)
Net unrealized appreciation	72,845

Total	$41,944,627

Class A Shares

Net Assets	$1,638,275
Shares Outstanding	178,306
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.19
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.65

Class C Shares

Net Assets	$46,898
Shares Outstanding	5,121
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.16

Class I Shares

Net Assets	$40,259,454
Shares Outstanding	4,383,905
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

(1)	Represents restricted cash on deposit at custodian for swap contracts.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
June 30, 2010(1)

Investment Income

Interest (net of foreign taxes, $389)	$8,588
Interest allocated from affiliated investment	5,855
Expenses allocated from affiliated investment	(320)

Total investment income	$14,123

Expenses

Investment adviser and administration fee	$32,986
Distribution and service fees
Class A	123
Class C	40
Custodian fee	20,734
Transfer and dividend disbursing agent fees	891
Legal and accounting services	25,237
Printing and postage	5,120
Registration fees	22,309
Miscellaneous	5,180

Total expenses	$112,620

Deduct —
Allocation of expenses to affiliates	$73,461

Total expense reductions	$73,461

Net expenses	$39,159

Net investment loss	$(25,036)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(16,457)
Investment transactions allocated from affiliated investment	109
Futures contracts	(19,945)
Swap contracts	(567,269)

Net realized loss	$(603,562)

Change in unrealized appreciation (depreciation) —
Investments	$16,899
Written options	250
Futures contracts	(50,941)
Swap contracts	106,637

Net change in unrealized appreciation (depreciation)	$72,845

Net realized and unrealized loss	$(530,717)

Net decrease in net assets from operations	$(555,753)

(1)	For the period from the start of business, April 8, 2010, to June 30, 2010.

See notes to consolidated financial statements

7

Eaton Vance Commodity Strategy Fund as of June 30, 2010

CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Period Ended
Increase (Decrease)	June 30, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment loss	$(25,036)
Net realized loss from investment transactions, futures contracts and swap contracts	(603,562)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and written options	72,845

Net decrease in net assets from operations	$(555,753)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,660,725
Class C	48,362
Class I	40,911,966
Cost of shares redeemed
Class A	(2,693)
Class I	(117,980)

Net increase in net assets from Fund share transactions	$42,500,380

Net increase in net assets	$41,944,627

Net Assets

At beginning of period	$—

At end of period	$41,944,627

Accumulated net investment loss

At end of period	$(25,036)

(1)	For the period from the start of business, April 8, 2010, to June 30, 2010.

See notes to consolidated financial statements

8

Eaton Vance Commodity Strategy Fund as of June 30, 2010

CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Period Ended
	June 30, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.021)
Net realized and unrealized loss	(0.789)

Total loss from operations	$(0.810)

Net asset value — End of period	$9.190

Total Return(3)	(8.10	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,638
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.50	%(6)
Net investment loss	(1.00	)%(6)
Portfolio Turnover	53	%(4)

(1)	For the period from the start of business, April 8, 2010, to June 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 2.34% of average daily net assets for the period from the start of business, April 8, 2010, to June 30, 2010).

(6)	Annualized.

See notes to consolidated financial statements

9

Eaton Vance Commodity Strategy Fund as of June 30, 2010

CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Period Ended
	June 30, 2010(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.039)
Net realized and unrealized loss	(0.801)

Total loss from operations	$(0.840)

Net asset value — End of period	$9.160

Total Return(3)	(8.40	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.25	%(6)
Net investment loss	(1.80	)%(6)
Portfolio Turnover	53	%(4)

(1)	For the period from the start of business, April 8, 2010, to June 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 2.34% of average daily net assets for the period from the start of business, April 8, 2010, to June 30, 2010).

(6)	Annualized.

See notes to consolidated financial statements

10

Eaton Vance Commodity Strategy Fund as of June 30, 2010

CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Period Ended
	June 30, 2010(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.017)
Net realized and unrealized loss	(0.803)

Total loss from operations	$(0.820)

Net asset value — End of period	$9.180

Total Return(3)	(8.20	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,259
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25	%(6)
Net investment loss	(0.79	)%(6)
Portfolio Turnover	53	%(4)

(1)	For the period from the start of business, April 8, 2010, to June 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 2.34% of average daily net assets for the period from the start of business, April 8, 2010, to June 30, 2010).

(6)	Annualized.

See notes to consolidated financial statements

11

Eaton Vance Commodity Strategy Fund as of June 30, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on April 8, 2010. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) with the same objective and principal investment strategies as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2010 were $6,401,969 or 15.3% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. The value of a total return swap is determined by changes in the relationship between the rate of interest and the underlying index. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

12

Eaton Vance Commodity Strategy Fund as of June 30, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest income and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from April 8, 2010 to June 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Futures Contracts — The Fund may enter into futures contracts. The Fund’s investment in futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities, commodities or currencies. Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated

13

Eaton Vance Commodity Strategy Fund as of June 30, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) CONT’D

benefits of the futures contracts and may realize a loss. Commodity exchanges may establish daily limits on the amount that the price of a futures contract (or option on a futures contract) can vary from the previous day’s settlement price. Once the daily limit is reached, no trade may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Written Options — Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. Upon the writing of a call or a put option, the premium received by the Fund is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Total Return Swaps — In a total return swap, the Fund makes payments at a fixed or variable rate. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation on such notional amounts from the inception date of the swap, are recorded as a receivable and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

M  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administration agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 1.05% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on net assets of $500 million and over, and is payable monthly. For the period ended June 30, 2010, the investment adviser and administration fee amounted to $32,986 or 1.05% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Armored Wolf, LLC (Armored Wolf). EVM pays Armored Wolf a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and Armored Wolf have agreed to reimburse the Fund’s operating expenses, including expenses of the

14

Eaton Vance Commodity Strategy Fund as of June 30, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) CONT’D

Subsidiary, to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively. This agreement may be changed or terminated at any time after April 30, 2011. Pursuant to this agreement, EVM and Armored Wolf were allocated $73,461 in total of the Fund’s operating expenses for the period ended June 30, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended June 30, 2010, EVM earned $7 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,610 as its portion of the sales charge on sales of Class A shares for the period ended June 30, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or Armored Wolf’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended June 30, 2010 amounted to $123 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended June 30, 2010, the Fund paid or accrued to EVD $30 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended June 30, 2010 amounted to $10 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended June 30, 2010, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the period ended June 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$2,927,144
U.S. Government and Agency Securities	4,824,201

$7,751,345

Sales

Investments (non-U.S. Government)	$1,249,729
U.S. Government and Agency Securities	—

$1,249,729

15

Eaton Vance Commodity Strategy Fund as of June 30, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
June 30, 2010
Class A	(Unaudited)(1)

Sales	178,597
Redemptions	(291)

Net increase	178,306

Period Ended
June 30, 2010
Class C	(Unaudited)(1)

Sales	5,121

Net increase	5,121

Period Ended
June 30, 2010
Class I	(Unaudited)(1)

Sales	4,396,581
Redemptions	(12,676)

Net increase	4,383,905

(1)	For the period from the start of business, April 8, 2010, to June 30, 2010.

At June 30, 2010, EVM owned 10.9% of the value of outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,796,196

Gross unrealized appreciation	$28,390
Gross unrealized depreciation	(12,325)

Net unrealized appreciation	$16,065

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, futures contracts and total return swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2010 is as follows:

Futures Contracts

					Net
					Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

9/10	1 Cocoa	Long	$30,624	$29,440	$(1,184)
8/10	2 Gold	Long	248,708	249,180	472
9/10	1 Japanese Yen	Short	(141,272)	(141,437)	(165)
11/10	1 Light Sweet Crude Oil	Short	(80,546)	(77,490)	3,056
11/11	1 Light Sweet Crude Oil	Long	83,864	80,400	(3,464)
9/10	7 Mexican Peso	Long	269,605	269,150	(455)
7/10	1 Natural Gas	Long	48,584	46,160	(2,424)
9/10	2 Natural Gas	Short	(99,392)	(94,600)	4,792
12/10	2 Natural Gas	Long	114,168	108,680	(5,488)
9/10	14 U.S. 5-Year Treasury Note	Long	1,655,094	1,656,922	1,828
9/10	38 U.S. 10-Year Treasury Note	Short	(4,609,196)	(4,656,781)	(47,585)
9/10	5 U.S. 30-Year Treasury Bond	Short	(637,176)	(637,500)	(324)

					$(50,941)

Total Return Swaps

					Net
	Notional	Expiration	Fund	Fund	Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation

Citigroup Global Markets	$39,850,000	7/7/10	0.25%	Total Return on Dow Jones- UBS Excess Return Commodity Index	$106,637

					$106,637

Written call and put options activity for the period ended June 30, 2010 was as follows:

16

Eaton Vance Commodity Strategy Fund as of June 30, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) CONT’D

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	4	1,913

Outstanding, end of period	4	$1,913

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative instruments, including commodity futures contracts and options thereon, total return swaps based on a commodity index, and commodity exchange traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates. The Fund also enters into futures contracts to purchase or sell foreign currency as a substitution for a foreign currency deposit or borrowing that reflects the interest rate differential between the foreign country and the U.S. Futures contracts on foreign currency are also subject to foreign exchange risk.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which may trigger a payment by the Fund for those swaps in a liability position. At June 30, 2010, the Fund had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2010, the maximum amount of loss the Fund would incur due to counterparty risk was $1,116,452, representing the fair value of such derivatives in an asset position, including any interim payments as described in Note 1L, with the highest amount from any one counterparty being $1,116,452. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. The aggregate fair value of assets pledged as collateral by the Fund was $1,445,500 at June 30, 2010.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2010 was as follows:

	Fair Value

Consolidated Statement of Assets and Liabilities Caption	Commodity		Interest Rate		Foreign Exchange

Receivable for open swap contracts	$106,637		$—		$—
Net unrealized appreciation	8,320	*	1,828	*	—	*

Total Asset Derivatives	$114,957		$1,828		$—

	Fair Value

Consolidated Statement of Assets and Liabilities Caption	Commodity	Interest Rate		Foreign Exchange

Net unrealized appreciation	$(12,560)*	$(48,364	)*	$(165	)*
Written options outstanding, at value	(1,663)	—		—

Total Liability Derivatives	$(14,223)	$(48,364)		$(165)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the period ended June 30, 2010 was as follows:

17

Eaton Vance Commodity Strategy Fund as of June 30, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) CONT’D

Consolidated Statement of
Operations Caption	Commodity	Interest Rate	Foreign Exchange

Net realized gain (loss) —
Futures contracts	$(3,038)	$(16,907)	$—
Swap contracts	(567,269)	—	—

Total	$(570,307)	$(16,907)	$—

Change in unrealized appreciation (depreciation) —
Written options	$250	$—	$—
Futures contracts	(4,240)	(46,536)	(165)
Swap contracts	106,637	—	—

Total	$102,647	$(46,536)	$(165)

The average notional amounts of commodity, U.S. Treasury and foreign exchange traded futures contracts and swap contracts outstanding during the period ended June 30, 2010, which are indicative of the volume of these derivative types, were approximately $18,000, $1,900,000, $1,167,000 and $17,075,000, respectively

10   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11   Risk Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

12   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

18

Eaton Vance Commodity Strategy Fund as of June 30, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Corporate Bonds	$—	$868,771	$—	$868,771
Foreign Government Bonds	—	282,992	—	282,992
U.S. Treasury Obligations	—	4,838,855	—	4,838,855
Exchange Traded Notes	—	511,076	—	511,076
Short-Term Investments	—	30,310,567	—	30,310,567

Total Investments	$—	$36,812,261	$—	$36,812,261

Futures Contracts	$10,148	$—	$—	$10,148
Total Return Swaps	—	106,637	—	106,637

Total	$10,148	$36,918,898	$—	$36,929,046

Liability Description

Call Options Written	$—	$(1,213)	$—	$(1,213)
Futures Contracts	(61,089)	—	—	(61,089)
Put Options Written	—	(450)	—	(450)

Total	$(61,089)	$(1,663)	$—	$(62,752)

19

Eaton Vance Commodity Strategy Fund

CONSIDERATIONS RELATING TO APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 15, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Commodity Strategy Fund (the “Fund”), a series of Eaton Vance Special Investment Trust, with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Armored Wolf, LLC (the “Sub-Adviser”). The Board reviewed information furnished for the March 15, 2010 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Eaton Vance Funds’ brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-adviser, together with information relating to compliance with and the administration of such codes;
•	Copies or descriptions of the Adviser’s and Sub-adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates and the Sub-Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates and the Sub-Adviser;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator and the Sub-Adviser; and
•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement of the Fund.

20

Eaton Vance Commodity Strategy Fund

CONSIDERATIONS RELATING TO APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-Adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board considered the Adviser’s and the Sub-Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and whose responsibilities may include supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in investing in commodity-linked derivative securities, global inflation-linked bonds and emerging market bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser and Sub-Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to the Fund by senior management. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board also reviewed the compliance programs of the Adviser, the Sub-Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services and the estimated expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to

21

Eaton Vance Commodity Strategy Fund

CONSIDERATIONS RELATING TO APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT CONT’D

revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-Adviser’s expected profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, the Sub-Adviser and the Fund to share such benefits equitably.

22

Eaton Vance Commodity Strategy Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael A. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

23

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Commodity Strategy Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Commodity Strategy Fund
Armored Wolf, LLC
65 Enterprise
Aliso Viejo, CA 92656
(949) 330-6135

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Commodity Strategy Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling at 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

4672-8/10	CSSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust
By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: August 12, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 12, 2010

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: August 12, 2010